                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A
                                                           File No. 2-13017
                                                           File No. 811-750

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 X
                                                                      -----
     Pre-Effective Amendment No.
                                 ----
     Post-Effective Amendment No.  110                                  X
                                  ----                                -----

                                       AND

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         X
                                                                      -----
     Amendment No. 110
                   ---

                      DELAWARE GROUP EQUITY FUNDS II, INC.
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                  1818 Market Street, Philadelphia, Pennsylvania        19103
--------------------------------------------------------------------------------
                    (Address of Principal Executive Offices)         (Zip Code)

Registrant's Telephone Number, including Area Code:             (215) 751-2923
                                                                --------------

     George M. Chamberlain, Jr., 1818 Market Street, Philadelphia, PA 19103
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Public Offering:                      September 14, 1998
                                                          ------------------
It is proposed that this filing will become effective:

                         immediately upon filing pursuant to paragraph (b)
               ----
                         on (date) pursuant to paragraph (b)
               ----
                         60 days after filing pursuant to paragraph (a)(1)
               ----
                         on (date) pursuant to paragraph (a)(1)
               ----
                 X       75 days after filing pursuant to paragraph (a)(2)
               ----
                         on (date) pursuant to paragraph (a)(2) of Rule 485
               ----

                      Title of Securities Being Registered
                      ------------------------------------
         Diversified Value Fund A Class, Diversified Value Fund B Class,
                  Diversified Value Fund C Class, Diversified
                            Value Institutional Class

                             --- C O N T E N T S ---

This Post-Effective Amendment No. 110 to Registration File No. 2-13017 includes the following:

                1.     Facing Page

                2.     Contents Page

                3.     Cross-Reference Sheet

                4.     Part A - Prospectuses

                5.     Part B - Statement of Additional Information

                6.     Part C - Other Information

                7.     Signatures

                              CROSS-REFERENCE SHEET
                              ---------------------
                                     PART A
                                     ------
                                   (continued)

                                                                                                Location in
Item No.        Description                                                                    Prospectuses
                                                                                           Diversified Value Fund
                                                                                    A Classes/
                                                                                    B Classes/               Institutional
                                                                                    C Classes                    Class
      1         Cover Page.............................................                Cover                     Cover

      2         Synopsis...............................................          Synopsis; Summary         Synopsis; Summary
                                                                                   of Expenses                of Expenses

      3         Condensed Financial Information........................             Financial                  Financial
                                                                                    Highlights                 Highlights

      4         General Description of Registrant .....................        Investment Objectives          Investment
                                                                                  and Strategies;           Objectives and
                                                                                      Shares              Strategies; Shares

      5         Management of the Fund ................................            Management of             Management of
                                                                                     the Fund                  the Fund

      6         Capital Stock and Other Securities ....................      The Delaware Difference;        Dividends and
                                                                                   Dividends and            Distributions;
                                                                               Distributions; Taxes;         Taxes; Shares
                                                                                      Shares

      7         Purchase of Securities Being Offered...................            Cover; How to           Cover; How to Buy
                                                                             Buy Shares; Calculation      Shares; Calculation
                                                                                 of Offering Price        of Net Asset Value
                                                                                and Net Asset Value            Per Share;
                                                                               Per Share; Management         Management of
                                                                                    of the Fund                 the Fund

      8         Redemption or Repurchase...............................         How to Buy Shares;        How to Buy Shares;
                                                                                    Redemption                Redemption
                                                                                   and Exchange              and Exchange

      9         Legal Proceedings......................................                None                      None


                              CROSS REFERENCE SHEET
                              ---------------------

                                     PART B
                                     ------

                                                                                                   Location in Statement
Item No.            Description                                                                  of Additional Information
--------            -----------                                                                  -------------------------

         10         Cover Page......................................................                        Cover

         11         Table of Contents...............................................                  Table of Contents

         12         General Information and History.................................                 General Information

         13         Investment Objectives and Policies..............................               Investment Policies and
                                                                                                    Portfolio Techniques

         14         Management of the Registrant....................................               Officers and Directors

         15         Control Persons and Principal Holders of
                    Securities......................................................               Officers and Directors

         16         Investment Advisory and Other Services..........................               Plans Under Rule 12b-1
                                                                                                 for the Fund Classes (under
                                                                                               Purchasing Shares); Investment
                                                                                                    Management Agreement;
                                                                                                        Officers and
                                                                                               Directors; General Information;
                                                                                                    Financial Statements

         17         Brokerage Allocation............................................                  Trading Practices
                                                                                                        and Brokerage

         18         Capital Stock and Other Securities..............................                 Capitalization and
                                                                                                    Noncumulative Voting
                                                                                                 (under General Information)

         19         Purchase, Redemption and Pricing of Securities
                    Being Offered...................................................           Purchasing Shares; Determining
                                                                                                Offering Price and Net Asset
                                                                                                    Value; Redemption and
                                                                                               Repurchase; Exchange Privilege

                              CROSS REFERENCE SHEET
                              ---------------------

                                     PART B
                                     ------
                                   (Continued)

                                                                                                  Location in Statement
Item No.            Description                                                                  of Additional Information
--------            -----------                                                                  -------------------------
         20         Tax Status......................................................             Accounting and Tax Issues;
                                                                                                   Distributions and Taxes

         21         Underwriters ...................................................                  Purchasing Shares

         22         Calculation of Performance Data.................................               Performance Information

         23         Financial Statements............................................                Financial Statements



                                     PART C

                                                                                                 Location in
                                                                                                    Part C
                                                                                                 -----------
       24           Financial Statements and Exhibits...............................               Item 24

       25           Persons Controlled by or under Common
                       Control with Registrant......................................               Item 25

       26           Number of Holders of Securities.................................               Item 26

       27           Indemnification.................................................               Item 27

       28           Business and Other Connections of
                     Investment Adviser.............................................               Item 28

       29           Principal Underwriters..........................................               Item 29

       30           Location of Accounts and Records................................               Item 30

       31           Management Services.............................................               Item 31

       32           Undertakings....................................................               Item 32





Delaware Investments includes funds with a wide range of investment objectives. Stock funds, income funds, national and state specific tax-exempt funds, money market funds, global and international funds and closed-end funds give investors the ability to create a portfolio that fits their personal financial goals. For more information, contact your financial adviser or call Delaware Investments at 800-523-1918.


INVESTMENT MANAGER
Delaware Management Company
One Commerce Square
Philadelphia, PA 19103

NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
1818 Market Street
Philadelphia, PA 19103

SHAREHOLDER SERVICING,
DIVIDEND DISBURSING,
ACCOUNTING SERVICES
AND TRANSFER AGENT
Delaware Service Company, Inc.
1818 Market Street
Philadelphia, PA 19103

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
One Commerce Square
Philadelphia, PA 19103

INDEPENDENT AUDITORS
Ernst & Young LLP
Two Commerce Square
Philadelphia, PA 19103

CUSTODIAN
The Chase Manhattan Bank
4 Chase Metrotech Center
Brooklyn, NY 11245

--------------------------------------------------------------------------------


DIVERSIFIED VALUE FUND

--------------------------------------------------------------------------------
A CLASS
B CLASS
C CLASS

--------------------------------------------------------------------------------














PROSPECTUS

--------------------------------------------------------------------------------


September    , 1998


















DELAWARE
INVESTMENTS
===========

                              SUBJECT TO COMPLETION



DIVERSIFIED VALUE FUND                                              PROSPECTUS
A CLASS SHARES                                             September    , 1998
B CLASS SHARES
C CLASS SHARES

------------------------------------------------------------------------------


                   1818 Market Street, Philadelphia, PA 19103

                         For Prospectus and Performance:
                             Nationwide 800-523-1918

                        Information on Existing Accounts:
                               (SHAREHOLDERS ONLY)
                             Nationwide 800-523-1918

                                Dealer Services:
                              (BROKER/DEALERS ONLY)
                             Nationwide 800-362-7500

                   Representatives of Financial Institutions:
                             Nationwide 800-659-2265


         This Prospectus describes shares of the Diversified Value Fund series (the "Fund") of Delaware Group Equity Funds II, Inc. ("Equity Funds II, Inc."), a professionally-managed mutual fund of the series type. The objective of the Fund is capital appreciation with current income as a secondary objective. The Fund seeks to achieve this objective by investing primarily in dividend paying stocks and income producing securities that are convertible into common stocks.

         The Fund offers Diversified Value Fund A Class ("Class A Shares"), Diversified Value Fund B Class ("Class B Shares") and Diversified Value Fund C Class ("Class C Shares") (individually, a "Class" and collectively, the "Classes").

         INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL

PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.

         This Prospectus relates only to the Classes listed above and sets forth information that you should read and consider before you invest. Please retain it for future reference. The Fund's Statement of Additional Information ("Part B" of Equity Funds II, Inc.'s registration statement), dated September , 1998, as it may be amended from time to time, contains additional information about the Fund and has been filed with the Securities and Exchange Commission ("SEC"). Part B is incorporated by reference into this Prospectus and is available, without charge, by writing to Delaware Distributors, L.P. at the above address or by calling the above numbers. The Fund's financial statements will appear in its Annual Report, which will accompany any response to requests for Part B. The SEC also maintains a Web site (http://www.sec.gov) that contains Part B, material incorporated by reference into Equity Funds II, Inc.'s registration statement, and other information regarding registrants that electronically file with the SEC.

         The Fund also offers an Institutional Class, which is available for purchase only by certain investors. A prospectus for the Fund's Institutional Class can be obtained by writing to Delaware Distributors, L.P. at the above address or by calling the above number.

TABLE OF CONTENTS

Cover Page                                How to Buy Shares
Synopsis                                  Redemption and Exchange
Summary of Expenses                       Dividends and Distributions
Investment Objective and Policies         Taxes
         Suitability                      Calculation of Offering Price and
         Investment Strategy                       Net Asset Value Per Share
The Delaware Difference                   Management of the Fund
         Plans and Services               Other Investment Policies and
Classes of Shares                                  Risk Considerations
                                          Appendix A - Ratings

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

BE SURE TO CONSULT YOUR FINANCIAL ADVISER WHEN MAKING INVESTMENTS. MUTUAL FUNDS CAN BE A VALUABLE PART OF YOUR FINANCIAL PLAN; HOWEVER, SHARES OF THE FUND ARE NOT FDIC OR NCUSIF INSURED, ARE NOT GUARANTEED BY ANY BANK OR ANY CREDIT UNION, ARE NOT OBLIGATIONS OF ANY BANK OR ANY CREDIT UNION, AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. SHARES OF THE FUND ARE NOT BANK OR CREDIT UNION DEPOSITS.

SYNOPSIS

Investment Objective
         The objective of the Fund is capital appreciation with current income as a secondary objective. The Fund seeks to achieve this objective by investing primarily in dividend paying stocks and income producing securities that are convertible into common stocks. For further details, see Investment Objective and Policies and Other Investment Policies and Risk Considerations.

Risk Factors and Special Considerations
         The Fund has the ability to enter into options and futures transactions for hedging purposes to attempt to counterbalance portfolio volatility. There are risks that result from the use of options and futures and the investor should review the description of these risks in this Prospectus. See Futures Contracts and Options under Other Investment Policies and Risk Considerations.

         The Fund may invest up to 20% of its total assets directly or indirectly in foreign securities. Such investments involve certain risk and opportunity considerations not typically associated with investing in United States companies. See Foreign Securities under Other Investment Policies and Risk Considerations.

Investment Manager, Distributor and Transfer Agent
         Delaware Management Company (the "Manager") furnishes investment management services to the Fund, subject to the supervision and direction of Equity Funds II, Inc.'s Board of Directors. The Manager also provides investment management services to certain of the other funds in the Delaware Investments family. Delaware Distributors, L.P. (the "Distributor") is the national distributor for the Fund and for all of the other mutual funds in the Delaware Investments family. Delaware Service Company, Inc. (the "Transfer Agent") is the shareholder servicing, dividend disbursing, accounting services and transfer agent for the Fund and for all of the other mutual funds in the Delaware Investments family. See Summary of Expenses and Management of the Fund for further information regarding the Manager and the fees payable under the Fund's Investment Management Agreement.

Sales Charges
         The price of Class A Shares includes a maximum front-end sales charge of 4.75% of the offering price. The front-end sales charge is reduced on certain transactions of at least $100,000 but under $1,000,000. For purchases of $1,000,000 or more, the front-end sales charge is eliminated; if a dealer's commission is paid in connection with those sales, a contingent deferred sales charge ("Limited CDSC") of 1% will be imposed if shares are redeemed during the first year after purchase and 0.50% will be imposed if shares are redeemed during the second year after the purchase. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange. Class A Shares are also subject to annual 12b-1 Plan expenses for the life of the investment.

         The price of Class B Shares is equal to the net asset value per share. Class B Shares are subject to a CDSC of: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; (iv) 1% if shares are redeemed during the sixth year following purchase; and (v) 0% thereafter. Class B Shares are subject to annual 12b-1 Plan expenses for approximately eight years after purchase. See Deferred Sales Charge - Class B Shares and Automatic Conversion of Class B Shares under Classes of Shares.

         The price of Class C Shares is equal to the net asset value per share. Class C Shares are subject to a CDSC of 1% if shares are redeemed within 12 months of purchase. Class C Shares are subject to annual 12b-1 Plan expenses for the life of the investment.

         See Classes of Shares, and Distribution (12b-1) and Service under Management of the Fund.

Purchase Amounts
         Generally, the minimum initial investment in any Class is $1,000. Subsequent investments must generally be at least $100.

         Each purchase of Class B Shares is subject to a maximum purchase limitation of $250,000. For Class C Shares, each purchase must be in an amount that is less than $1,000,000. An investor may exceed these maximum purchase limitations for Class B Shares and Class C Shares by making cumulative purchases over a period of time. An investor should keep in mind, however, that reduced front-end sales charges apply to investments of $100,000 or more in Class A Shares, and that Class A Shares are subject to lower annual 12b-1 Plan expenses than Class B and Class C Shares and generally are not subject to a CDSC. The minimum and maximum purchase amounts for retirement plans may vary. See How to Buy Shares.

Redemption and Exchange
         Class A Shares of the Fund may be redeemed or exchanged at the net asset value calculated after receipt of the redemption or exchange request. Neither the Fund nor the Distributor assess a charge for redemptions or exchanges of Class A Shares, except for certain redemptions of shares purchased at net asset value, which may be subject to a CDSC if a dealer's commission was paid in connection with such purchases. See Front-End Sales Charge Alternative - Class A Shares under Classes of Shares.

         Class B Shares and Class C Shares may be redeemed or exchanged at the net asset value calculated after receipt of the redemption or exchange request subject, in the case of redemptions, to any applicable CDSC. Neither the Fund nor the Distributor assess any charges other than the CDSC for redemptions or exchanges of Class B or Class C Shares. There are certain limitations on an investor's ability to exchange shares between the various classes of shares that are offered. See Redemption and Exchange.

Open-End Investment Company
         Equity Funds II, Inc., which was organized as a Maryland corporation in 1983, is an open-end management investment company. The Fund's portfolio of assets is diversified as defined by the Investment Company Act of 1940 (the "1940 Act"). Equity Funds II, Inc. was previously organized as a Delaware corporation in 1956. See Shares under Management of the Fund.

SUMMARY OF EXPENSES

         A general comparison of the sales arrangements and other expenses applicable to Class A, Class B and Class C Shares follows:

                                                                        Class A           Class B         Class C
Shareholder Transaction Expenses                                        Shares            Shares          Shares
-------------------------------------------------------------------------------------------------------------------


Maximum Sales Charge Imposed
   on Purchases (as a percentage
   of offering price).....................................               4.75%             None            None

Maximum Sales Charge Imposed on
   Reinvested Dividends (as a
   percentage of offering price)..........................               None              None            None

Maximum Contingent Deferred Sales
   Charge (as a percentage of
   original purchase price or
   redemption proceeds,
   as applicable).........................................              None(1)          4.00%(2)        1.00%(3)

Redemption Fees...........................................              None(4)           None(4)         None(4)

(1) Class A purchases of $1 million or more may be made at net asset value. However, if in connection with any such purchase a dealer commission is paid to the financial adviser through whom such purchase is effected, a Limited CDSC of 1% will be imposed on certain redemptions made during the first year after purchase and 0.50% will be imposed on certain redemptions made during the second year after purchase. Additional Class A purchase options involving the imposition of a CDSC may be permitted as described in this Prospectus from time to time. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.

(2) Class B Shares are subject to a CDSC of: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; (iv) 1% if shares are redeemed during the sixth year following purchase; and (v) 0% thereafter. See Deferred Sales Charge Alternative
- Class B Shares under Classes of Shares.

(3) Class C Shares are subject to a CDSC of 1% if the shares are redeemed within 12 months of purchase. See Level Sales Charge Alternative - Class C Shares under Classes of Shares.

(4) CoreStates Bank, N.A. currently charges $7.50 per redemption for redemptions payable by wire.





     Annual Operating Expenses
     (as a percentage of
     average daily net assets                                           Class A        Class B       Class C
     after fee waivers and expense payments)                            Shares         Shares        Shares
-------------------------------------------------------------------------------------------------------------------

Management Fees
(after voluntary fee waivers).....................................      0.16%(6)       0.16%(6)      0.16%(6)

12b-1 Plan Expenses
       (including service fees)...................................      0.00%(5)       0.00%(5)      0.00%(5)

Other Operating Expenses..........................................      0.59%(6)       0.59%(6)      0.59%(6)
(after voluntary expense payments)                                      -----          -----         -----


       Total Operating Expenses
                (after voluntary fee waivers
                 and expense payments)............................      0.75%(6)       0.75%(6)      0.75%(6)
                                                                        =====          =====         =====

(5)Class A Shares, Class B Shares and Class C Shares are subject to separate 12b-1 Plans. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by rules of the National Association of Securities Dealers, Inc. (the "NASD"). The Distributor has elected voluntarily to waive its right to receive 12b-1 Plan fees (including service fees) from the commencement of the public offering of the Classes through February 28 , 1999. In the absence of those waivers, 12b-1 Plan expenses would equal 0.30% (no more than 0.25% as set by the Board) for Class A Shares and 1.00% for each of the Class B and Class C Shares. See Distribution (12b-1) and Service under Management of the Fund and Part B.

(6)"Total Operating Expenses" and "Other Operating Expenses" for the Class A Shares, the Class B Shares and the Class C Shares are based on estimated amounts for the first full fiscal year of the Classes, after giving effect to the voluntary expense waiver. As noted above, the Distributor has elected to voluntarily waive 12b-1 Plan expenses through February 28, 1999. Also, the Manager has elected voluntarily to waive that portion, if any, of the annual management fees payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the Total Operating Expenses of the Fund (exclusive of 12b-1 Plan expenses, taxes, interest, brokerage commissions and extraordinary expenses) do not exceed, on an annualized basis, 0.75% of the average daily net assets of each Class from the commencement of the public offering of Classes through February 28, 1999. If the voluntary expense waivers by the Distributor and the Manager were not in effect, it is estimated that for the first full year, the Total Operating Expenses, as a percentage of average daily net assets, would be 1.24%, 2.24% and 2.24%, respectively, for the Class A Shares, the Class B Shares and the Class C Shares, including Management Fees of 0.65%.

       Investors utilizing the Asset Planner asset allocation service also typically incur an annual maintenance fee of $35 per strategy. However, effective November 1, 1996, the annual maintenance fee is waived until further notice. Investors who utilize the Asset Planner for an Individual Retirement Account ("IRA") will pay an annual IRA fee of $15 per Social Security number. See Asset Planner in

Part B.

       For expense information about the Diversified Value Fund Institutional Class of shares, see the separate prospectus relating to that class.

       The following example illustrates the expenses that an investor would pay on a $1,000 investment over various time periods, assuming (1) a 5% annual rate of return, (2) redemption and no redemption at the end of each time period and
(3) for Class B Shares and Class C Shares, payment of a CDSC at the time of redemption, if applicable. The following example assumes the voluntary waiver of the management fee and payment of expenses by the Manager and waiver of the 12b-1 Plan fees by the Distributor as discussed in this Prospectus.

                               Assuming Redemption              Assuming No Redemption
                                1 year     3 years                 1 years    3 years
                                ------     -------                 -------    -------
Class A Shares                  $00(1)     $00                     $000       $000

Class B Shares(2)               $00        $00                     $000       $000

Class C Shares                  $00        $00                     $000       $000

(1) Generally, no redemption charge is assessed upon redemption of Class A Shares. Under certain circumstances, however, a Limited CDSC, which has not been reflected in this calculation, may be imposed on certain redemptions made within 24 months after purchase. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.

(2) At the end of approximately eight years after purchase, Class B Shares will be automatically converted into Class A Shares. The example above does not assume conversion of Class B Shares since it reflects figures only for one and three years. See Automatic Conversion of Class B Shares under Classes of Shares for a description of the automatic conversion feature.

This example should not be considered a representation of past or future expenses or performance. Actual expenses may be greater or less than those shown.

         The purpose of the above tables is to assist the investor in understanding the various costs and expenses that an investor in any of the Classes will bear directly or indirectly.

INVESTMENT OBJECTIVE AND POLICIES

SUITABILITY
         The Fund may be suitable for the investor interested in long term capital appreciation and the potential for income from dividend paying stocks. Because current income is a secondary objective of the Fund, the Fund is not suitable as an investment vehicle for investors whose primary investment goal is current income.

         Naturally, the Fund cannot assure a specific rate of return or that principal will be protected. The value of the Fund's shares can be expected to move up and down depending upon market conditions. Consequently, appreciation may be obtained in periods of generally rising markets, while in declining markets, the value of its shares may, decline. For this reason, the Fund is not appropriate for short-term investors. However, through the prudent security selection and supervision of its portfolio, the Fund will strive to achieve its objective set forth above.

         Investors should not consider a purchase of shares of the Fund as equivalent to a complete investment program. Delaware Investments includes a family of funds, generally available through registered investment dealers, which may be used together to create a more complete investment program.

INVESTMENT STRATEGY
         The investment objective of Diversified Value Fund is to achieve capital appreciation with current income as a secondary objective. The Fund seeks to achieve this objective by investing primarily in dividend paying stocks and income producing securities that are convertible into common stocks. The Fund will generally invest in companies currently having a market capitalization of at least $1 billion. The Manager seeks companies that have one or more of the following characteristics in relation to the market as represented by the S&P 500 Index: a lower price-to-earnings ratio; a lower price-to-cash flow ratio; a lower price-to-book ratio; or favorable trends in earnings estimates.

         The Manager ranks a broad universe of stocks using quantitative models that assess each company on a variety of value and growth characteristics such as those mentioned above. Generally speaking, a value orientation focuses on stocks that the Manager believes are undervalued in price and will eventually be recognized by the market. A growth oriented strategy, on the other hand, typically concentrates on stocks with earnings that the Manager believes will grow faster than the overall market. A composite ranking is generated which seeks to identify companies with favorable valuations and/or improving fundamentals. The Manager will then perform qualitative assessments of these companies in selecting securities which the Manager believes will best help the Fund achieve its objectives. In selecting portfolio securities, the Manger will structure a portfolio that is weighted towards those securities that are more highly ranked by the quantitative models.

         While it is anticipated that the Fund will invest principally in common stock and securities that are convertible into common stock, the Fund may invest in all available types of equity securities, including without limitation, preferred stock and warrants. Investments in equity securities other than common stock or securities that are convertible into common stock will be made when such securities are more attractively priced relative to the underlying common stock. Such investments may be made in any proportion deemed prudent under existing market and economic conditions. Convertible securities include preferred stock and debentures that pay a stated interest rate or dividend and are convertible into common stock at an established ratio. These securities, which are usually priced at a premium to their conversion value, may allow the Fund to receive current income while participating to some extent in any appreciation in the underlying common stock. The value of a convertible security tends to be affected by changes in interest rates as well as factors affecting the market value of the underlying common stock. See Other Investment Policies and Risk Considerations.

         The Fund will invest in convertible fixed-income securities for their equity characteristics and without respect to investment ratings. As a result, the Fund may hold convertible fixed-income securities which are rated below investment grade (i.e., rated below BBB by Standard & Poor's Ratings Group ("S&P") or Baa by Moody's Investors Service, Inc. ("Moody's")). Although such securities entail higher risks, they are typically less risky than similarly rated non-convertible fixed-income securities by virtue of the convertibility feature. See High-Yield Securities under Other Investment Policies and Risk Considerations

         Up to 20% of the Fund's total assets may be invested directly or indirectly in foreign securities, including investments in American, European and Global Depositary Receipts. See Foreign Investment Information under Other Investment Policies and Risk Considerations.

         The Fund may enter into futures contracts on stocks, stock indices and foreign currencies, and purchase or sell options on such futures contracts. These activities will not be entered into for speculative purposes, but rather for hedging purposes and to facilitate the ability to quickly deploy into the stock market the Fund's positions in cash, short-term debt securities and other money market instruments, at times when the Fund's assets are not fully invested in equity securities. Such positions will generally be eliminated when it becomes possible to invest in securities that are appropriate for the Fund. See Futures Contracts and Options under Other Investment Policies and Risk Considerations.

         The Fund may hold cash or invest in short-term debt securities and other money market instruments when, in the Manager's opinion, such holdings are prudent given then prevailing market conditions. The Fund may also invest in such instruments pending investment by the Fund of proceeds from the sale of portfolio securities or proceeds from new sales of Fund shares pending investment in other types of securities for the Fund or to maintain sufficient liquidity to meet redemptions. All such short-term investments will be of the highest quality as determined by a nationally-recognized statistical rating organization (e.g., AAA by S&P or Aaa by Moody's) or, if unrated, judged to be of comparable quality as determined by the Manager. See Short-Term Investments under Other Investment Policies and Risk Considerations.

         The Fund will constantly strive to achieve its objectives and, in investing to do so, may hold securities for any period of time. To the extent the Fund engages in short-term trading in attempting to achieve its objectives, it may increase the turnover rate and incur larger brokerage commissions and other expenses than might otherwise be the case.

         The Fund may also engage in short sales. See Short Sales under Other Investment Policies and Risk Considerations.

         Although the Fund will constantly strive to attain its objective, there can be no assurance that it will be attained. The objective of the Fund may be changed without shareholder approval. For a description of the Fund's other investment policies, see Other Investment Policies and Risk Considerations. Part B sets for other investment restrictions.

THE DELAWARE DIFFERENCE

PLANS AND SERVICES
         The Delaware Difference is our commitment to provide you with superior information and quality service on your investments in the Delaware Investments family of funds.

SHAREHOLDER PHONE DIRECTORY

Shareholder Service Center and Investor Information Center
   800-523-1918
         Information on Existing Regular Investment Accounts and
                  Retirement Plan Accounts; Wire Investments;
                  Wire Liquidations; Telephone Liquidations and
                  Telephone Exchanges; Fund Information; Literature; Price; Yield and Performance Figures

Delaphone
         800-362-FUND
         (800-362-3863)

Performance Information
         During business hours, you can call the Investor Information Center for current performance information.

Shareholder Services
         During business hours, you can call Delaware Investments' Shareholder Service Center. Our representatives can answer any questions about your account, the Fund, various service features and other funds in the Delaware Investments family of funds.

Delaphone Service
         Delaphone is an account inquiry service for investors with Touch-Tone(R) phone service. It enables you to get information on your account faster than the mailed statements and confirmations. Delaphone also provides current performance information on the Fund, as well as other funds in the Delaware Investments family of funds. Delaphone is available seven days a week, 24 hours a day.

Statements and Confirmations
         You will receive quarterly statements of your account summarizing all transactions during the period. A confirmation statement will be sent following all transactions other than those involving a reinvestment of dividends. You should examine statements and confirmations immediately and promptly report any discrepancy by calling the Shareholder Service Center.

Duplicate Confirmations
         If your financial adviser or investment dealer is noted on your investment application, we will send a duplicate confirmation to him or her. This makes it easier for your adviser to help you manage your investments.

Tax Information
         Each year, Equity Funds II, Inc. will mail to you information on the tax status of your dividends and distributions.

Dividend Payments
         Dividends, capital gains and other distributions are automatically reinvested in your account. You may also elect to have the dividends earned in one fund automatically invested in another fund in the Delaware Investments family with a different investment objective, subject to certain exceptions and limitations.

         For more information, see Additional Methods of Adding to Your Investment - Dividend Reinvestment Plan under How to Buy Shares or call the Shareholder Service Center.

Retirement Planning
         An investment in the Fund may be a suitable investment option for tax-deferred retirement plans. Delaware Investments offers a full spectrum of qualified and non-qualified retirement plans, including the popular 401(k) deferred compensation plan, IRA, and the new Roth IRA. Please call Delaware Investments at 800-523-1918 for more information.

Right of Accumulation
         With respect to Class A Shares, the Right of Accumulation feature allows you to combine the value of your current holdings of Class A Shares, Class B Shares and Class C Shares of the Fund with the dollar amount of new purchases of Class A Shares of the Fund to qualify for a reduced front-end sales charge on such purchases of Class A Shares. Under the Combined Purchases Privilege, you may also include certain shares that you own in other funds in the Delaware Investments family. See Classes of Shares.

Letter of Intention
         The Letter of Intention feature permits you to obtain a reduced front-end sales charge on purchases of Class A Shares by aggregating certain of your purchases of shares of funds in the Delaware Investments family over a 13-month period. See Classes of Shares and Part B.

12-Month Reinvestment Privilege
         The 12-Month Reinvestment Privilege permits you to reinvest proceeds from a redemption of Class A Shares, within one year of the date of the redemption, without paying a front-end sales charge.
See Part B.

Exchange Privilege
         The Exchange Privilege permits you to exchange all or part of your shares into shares of other mutual funds in the Delaware Investments family, subject to certain exceptions and limitations. For additional information on exchanges, see Investing by Exchange under How to Buy Shares, and Redemption and Exchange.

Wealth Builder Option
         You may elect to invest in the Fund through regular liquidations of shares in your accounts in other funds in the Delaware Investments family. Investments under this feature are exchanges and are therefore subject to the same conditions and limitations as other exchanges of Fund shares. See Additional Methods of Adding to Your Investment - Wealth Builder Option and Investing by Exchange under How to Buy Shares, and Redemption and Exchange.

Financial Information about the Fund
         Each fiscal year, you will receive an audited annual report and an unaudited semi-annual report. These reports provide detailed information about the Fund's investments and performance. Equity Funds II, Inc.'s fiscal year ends on November 30.

CLASSES OF SHARES

Alternative Purchase Arrangements
         Shares may be purchased at a price equal to the next determined net asset value per share, subject to a sales charge which may be imposed, at the election of the purchaser, at the time of purchase for Class A Shares ("front-end sales charge alternative"), or on a contingent deferred basis for Class B Shares ("deferred sales charge alternative") or Class C Shares ("level sales charge alternative").

         Class A Shares. An investor who elects the front-end sales charge alternative acquires Class A Shares, which incur a sales charge when they are purchased, but generally are not subject to any sales charge when they are redeemed. Absent any applicable fee waiver, Class A Shares are subject to annual 12b-1 Plan expenses of up to a maximum of 0.30% (no more than 0.25% as set by the Board) of average daily net assets of such shares. Certain purchases of Class A Shares qualify for reduced front-end sales charges. See Front-End Sales Charge Alternative - Class A Shares, below. See also Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange, and Distribution (12b-1) and Service under Management of the Fund.

         Class B Shares. An investor who elects the deferred sales charge alternative acquires Class B Shares, which do not incur a front-end sales charge when shares are purchased, but are subject to a contingent deferred sales charge if they are redeemed within six years of purchase. Absent any applicable fee waiver, Class B Shares are subject to annual 12b-1 Plan expenses of up to a maximum of 1% (0.25% of which are service fees to be paid to the Distributor, dealers or others for providing personal service and/or maintaining shareholder accounts) of average daily net assets of such shares for approximately eight years after purchase. Class B Shares permit all of the investor's dollars to work from the time the investment is made. If no waiver of 12b-1 fees is in effect, the higher 12b-1 Plan expenses paid by Class B Shares will cause such shares to have a higher expense ratio and to pay lower dividends than Class A Shares. At the end of approximately eight years after purchase, Class B Shares will automatically be converted into Class A Shares and, thereafter, for the remainder of the life of the investment, the annual 12b-1 Plan fee of up to 0.30% for Class A Shares will apply. See Automatic Conversion of Class B Shares, below.

         Class C Shares. An investor who elects the level sales charge alternative acquires Class C Shares, which do not incur a front-end sales charge when they are purchased, but are subject to a contingent deferred sales charge if they are redeemed within 12 months of purchase. Absent any applicable fee waiver, Class C Shares are subject to annual 12b-1 Plan expenses of up to a maximum of 1% (0.25% of which are service fees to be paid to the Distributor, dealers or others for providing personal service and/or maintaining shareholder accounts) of average daily net assets of such shares for the life of the investment. If no waiver of 12b-1 fees is in effect, the higher 12b-1 Plan expenses paid by Class C Shares will cause such shares to have a higher expense ratio and to pay lower dividends than Class A Shares. Unlike Class B Shares, Class C Shares do not convert to another class.

         The alternative purchase arrangements described above permit investors to choose the method of purchasing shares that is most suitable given the amount of their purchase, the length of time they expect to hold their shares and other relevant circumstances. Investors should determine whether, given their particular circumstances, it is more advantageous to purchase Class A Shares and incur a front-end sales charge, purchase Class B Shares and have the entire initial purchase amount invested in the Fund with their investment being subject to a CDSC if they redeem shares within six years of purchase, or purchase Class C Shares and have the entire initial purchase amount invested in the Fund with their investment being subject to a CDSC if they redeem shares within 12 months of purchase. In addition, investors should consider the level of annual 12b-1 Plan expenses applicable to each Class. If no waiver of 12b-1 fees is in effect, the higher 12b-1 Plan expenses on Class B Shares and Class C Shares will be offset to the extent a return is realized on the additional money initially invested upon the purchase of such shares. However, there can be no assurance as to the return, if any, that will be realized on such additional money, and the effect of earning a return on such additional money will diminish over time. In comparing Class B Shares to Class C Shares, investors should consider the duration of the annual 12b-1 Plan expenses to which each of the Classes is subject and the desirability of an automatic conversion feature, which is available only for Class B Shares.

         For the distribution and related services provided to, and the expenses borne on behalf of, the Fund, absent any applicable fee waiver, the Distributor and others will be paid, in the case of Class A Shares, from the proceeds of the front-end sales charge and 12b-1 Plan fees and, in the case of Class B Shares and Class C Shares, from the proceeds of the 12b-1 Plan fees and, if applicable, the CDSC incurred upon redemption. Financial advisers may receive different compensation for selling Class A, Class B and Class C Shares. Investors should understand that the purpose and function of the respective 12b-1 Plans and the CDSCs applicable to Class B Shares and Class C Shares are the same as those of the 12b-1 Plan and the front-end sales charge applicable to Class A Shares in that such fees and charges are used to finance the distribution of the respective Classes. See Distribution (12b-1) and Service under Management of the Fund.

         Dividends paid on Class A, Class B and Class C Shares, to the extent any dividends are paid, will be calculated in the same manner, at the same time, on the same day and will be in the same amount, except that, when assessed, the additional amount of 12b-1 Plan expenses relating to Class B Shares and Class C Shares will be borne exclusively by such shares. See Calculation of Offering Price and Net Asset Value Per Share.

         The NASD has adopted certain rules relating to investment company sales charges. Equity Funds II, Inc. and the Distributor intend to operate in compliance with these rules.

Front-End Sales Charge Alternative - Class A Shares
         Class A Shares may be purchased at the offering price, which reflects a maximum front-end sales charge of 4.75%. See Calculation of Offering Price and Net Asset Value Per Share.

         Purchases of $100,000 or more carry a reduced front-end sales charge as shown in the following table.

                                          Diversified Value Fund A Class
--------------------------------------------------------------------------------------------------------------------------
                                            Front-End Sales Charge as % of                       Dealer's
                                                                                                 Commission***
                                            Offering                   Amount                    as % of
Amount of Purchase                           Price                     Invested**                Offering Price
--------------------------------------------------------------------------------------------------------------------------
Less than $100,000                          4.75%                      4.94%                     4.00%

$100,000 but
under $250,000                              3.75                       3.89                      3.00

$250,000 but
under $500,000                              2.50                       2.59                      2.00

$500,000 but
under $1,000,000*                           2.00                       2.00                      1.60

* There is no front-end sales charge on purchases of Class A Shares of $1,000,000 or more but, under certain limited circumstances, a Limited CDSC of 1% may apply upon redemption of such shares made during the first year after purchase and 0.50% may apply upon redemption of such shares made during the second year after purchase.

** Based upon an initial net asset value of $8.50 per share of Class A Shares of Fund.

*** Financial institutions or their affiliated brokers may receive an agency transaction fee in the percentages set forth above.

--------------------------------------------------------------------------------

         The Fund must be notified when a sale takes place which would qualify for the reduced front-end sales charge on the basis of previous or current purchases. The reduced front-end sales charge will be granted upon confirmation of the shareholder's holdings by the Fund. Such reduced front-end sales charges are not retroactive.

         From time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may reallow to dealers up to the full amount of the front-end sales charge shown above. In addition, certain dealers who enter into an agreement to provide extra training and information on Delaware Investments products and services and who increase sales of Delaware Investments funds may receive an additional commission of up to 0.15% of the offering price. Dealers who receive 90% or more of the sales charge may be deemed to be underwriters under the Securities Act of 1933.
--------------------------------------------------------------------------------

         For initial purchases of Class A Shares of $1,000,000 or more, a dealer's commission may be paid by the Distributor to financial advisers through whom such purchases are made in accordance with the following schedule:

                                                         Dealer's Commission
                                                         (as a percentage of
         Amount of Purchase                              amount purchased)
         ------------------                              -----------------

         Up to $2 million                                         1.00%
         Next $1 million up to $3 million                         0.75
         Next $2 million up to $5 million                         0.50
         Amount over $5 million                                   0.25

         Such Class A Shares are subject to a Limited CDSC of 1% if shares are redeemed during the first year after purchase and 0.50% if shares are redeemed during the second year after purchase.

         For accounts with assets over $1 million, the dealer commission resets annually to the highest incremental commission rate on the anniversary of the first purchase. In determining a financial adviser's eligibility for the dealer's commission, purchases of Class A Shares of other funds in the Delaware Investments family as to which a Limited CDSC applies may be aggregated with those of Class A Shares of the Fund. Financial advisers also may be eligible for a dealer's commission in connection with certain purchases made under a Letter of Intention or pursuant to an investor's Right of Accumulation. Financial advisers should contact the Distributor concerning the applicability and calculation of the dealer's commission in the case of combined purchases.

         An exchange from other funds in the Delaware Investments family will not qualify for payment of the dealer's commission, unless a dealer's commission or similar payment has not been previously paid on the assets being exchanged. The schedule and program for payment of the dealer's commission are subject to change or termination at any time by the Distributor at its discretion.

         Redemptions of Class A Shares purchased at net asset value may result in the imposition of a Limited CDSC if the dealer's commission described above was paid in connection with the purchase of those shares. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.

Combined Purchases Privilege
         By combining your holdings of Class A Shares with your holdings of Class B Shares and/or Class C Shares of the Fund and shares of other funds in the Delaware Investments family, except those noted below, you can reduce the front-end sales charges on any additional purchases of Class A Shares. Shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with ownership of variable insurance products may be combined with other holdings of funds in the Delaware Investments family. Assets held by investment advisory clients of the Manager or its affiliates in a stable value account may be combined with other holdings of funds in the Delaware Investments family. Shares of other funds that do not carry a front-end sales charge or CDSC may not be included unless they were acquired through an exchange from a fund in the Delaware Investments family that does carry a front-end sales charge or CDSC.

         This privilege permits you to combine your purchases and holdings with those of your spouse, your children under 21 and any trust, fiduciary or retirement account for the benefit of such family members.

         It also permits you to use these combinations under a Letter of Intention. A Letter of Intention allows you to make purchases over a 13-month period and qualify the entire purchase for a reduction in front-end sales charges on Class A Shares.

         Combined purchases of $1,000,000 or more, including certain purchases made at net asset value pursuant to a Right of Accumulation or under a Letter of Intention, may result in the payment of a dealer's commission and the applicability of a Limited CDSC. Investors should consult their financial advisers or the Shareholder Service Center about the operation of these features. See Front-End Sales Charge Alternative - Class A Shares, above.

Allied Plans
         Class A Shares are available for purchase by participants in certain defined contribution plans ("Allied Plans") which are made available under a joint venture agreement between the Distributor and another institution through which mutual funds are marketed and which allow investments in Class A Shares of designated Delaware Investments funds ("eligible Delaware Investments fund shares"), as well as shares of designated classes of non-Delaware Investments funds ("eligible non-Delaware Investments fund shares"). Class B Shares and Class C Shares are not eligible for purchase by Allied Plans.

         With respect to purchases made in connection with an Allied Plan, the value of eligible Delaware Investments and eligible non-Delaware Investments fund shares held by the Allied Plan may be combined with the dollar amount of new purchases by that Allied Plan to obtain a reduced front-end sales charge on additional purchases of eligible Delaware Investments fund shares.

         Participants in Allied Plans may exchange all or part of their eligible Delaware Investments fund shares for other eligible Delaware Investments fund shares or for eligible non-Delaware Investments fund shares at net asset value without payment of a front-end sales charge. However, exchanges of eligible fund shares, both Delaware Investments and non-Delaware Investments, which were not subject to a front-end sales charge, will be subject to the applicable sales charge if exchanged for eligible Delaware Investments fund shares to which a sales charge applies. No sales charge will apply if the eligible fund shares were previously acquired through the exchange of eligible shares on which a sales charge was already paid or through the reinvestment of dividends. See Investing by Exchange under How to Buy Shares.

         A dealer's commission may be payable on purchases of eligible Delaware Investments fund shares under an Allied Plan. In determining a financial adviser's eligibility for a dealer's commission on net asset value purchases of eligible Delaware Investments fund shares in connection with Allied Plans, all participant holdings in the Allied Plan will be aggregated.

         The Limited CDSC is applicable to redemptions of net asset value purchases from an Allied Plan on which a dealer's commission has been paid. Waivers of the Limited CDSC, as described under Waiver of Limited Contingent Deferred Sales Charge - Class A Shares under Redemption and Exchange, apply to redemptions by participants in Allied Plans except in the case of exchanges between eligible Delaware Investments and non-Delaware Investments fund shares. When eligible Delaware Investments fund shares are exchanged into eligible non-Delaware Investments fund shares, the Limited CDSC will be imposed at the time of the exchange, unless the joint venture agreement specifies that the amount of the Limited CDSC will be paid by the financial adviser or selling dealer. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.

Buying Class A Shares at Net Asset Value
         Class A Shares of the Fund may be purchased at net asset value under the Delaware Group Dividend Reinvestment Plan and, under certain circumstances, the Exchange Privilege and the 12-Month Reinvestment Privilege. See The Delaware Difference and Redemption and Exchange for additional information.

         Purchases of Class A Shares may be made at net asset value by current and former officers, directors and employees (and members of their families) of the Manager, any affiliate, any of the funds in the Delaware Investments family, certain of their agents and registered representatives and employees of authorized investment dealers and by employee benefit plans for such entities. Individual purchases, including those in retirement accounts, must be for accounts in the name of the individual or a qualifying family member.

         Purchases of Class A Shares may also be made by clients of registered representatives of an authorized investment dealer at net asset value within 12 months after the registered representative changes employment, if the purchase is funded by proceeds from an investment where a front-end sales charge, contingent deferred sales charge or other sales charge has been assessed. Purchases of Class A Shares may also be made at net asset value by bank employees who provide services in connection with agreements between the bank and unaffiliated brokers or dealers concerning sales of shares of funds in the Delaware Investments family. Officers, directors and key employees of institutional clients of the Manager or any of its affiliates may purchase Class A Shares at net asset value. Moreover, purchases may be effected at net asset value for the benefit of the clients of brokers, dealers and registered investment advisers affiliated with a broker or dealer, if such broker, dealer or investment adviser has entered into an agreement with the Distributor providing specifically for the purchase of Class A Shares in connection with special investment products, such as wrap accounts or similar fee based programs. Investors may be charged a fee when effecting transactions in Class A Shares through a broker or agent that offers these special products.

         Purchases of Class A Shares at net asset value may also be made by the following: financial institutions investing for the account of their trust customers if they are not eligible to purchase shares of the Institutional Class of the Fund; any group retirement plan (excluding defined benefit pension plans), or such plans of the same employer, for which plan participant records are maintained on the Delaware Investment & Retirement Services, Inc. ("DIRSI") proprietary record keeping system that (i) has in excess of $500,000 of plan assets invested in Class A Shares of Delaware Investments funds and any stable value account available to investment advisory clients of the Manager or its affiliates, or (ii) is sponsored by an employer that has at any point after May 1, 1997 had more than 100 employees while such plan has held Class A Shares of a Delaware Investments fund and such employer has properly represented to DIRSI in writing that it has the requisite number of employees and has received written confirmation back from DIRSI. See Group Investment Plans for information regarding the applicability of the Limited CDSC.

         Investors in Delaware Investments Unit Investment Trusts may reinvest monthly dividend checks and/or repayment of invested capital into Class A Shares of any of the funds in the Delaware Investments family at net asset value.

         Investments in Class A Shares made by plan level and/or participant retirement accounts that are for the purpose of repaying a loan taken from such accounts will be made at net asset value. Loan repayments made to a Delaware Investments account in connection with loans originated from accounts previously maintained by another investment firm will also be invested at net asset value.

         Investors in Delaware Investments Unit Investment Trusts may reinvest monthly dividend checks and/or repayment of invested capital into Class A Shares of any of the funds in Delaware Investments at net asset value.
         The Fund must be notified in advance that an investment qualifies for purchase at net asset value.

Group Investment Plans
         Group Investment Plans (e.g., SEP/IRA, SAR/SEP, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans and 401(k) Defined Contribution Plans and 403(b)(7) and 457 Deferred Compensation Plans) may benefit from the reduced front-end sales charges available on Class A Shares based on total plan assets. If a company has more than one plan investing in the Delaware Investments family of funds, then the total amount invested in all plans will be aggregated to determine the applicable front-end sales charge reduction on each purchase, both initial and subsequent, if, at the time of each such purchase, the company notifies the Fund that it qualifies for the reduction. Employees participating in such Group Investment Plans may also combine the investments held in their plan account to determine the front-end sales charge applicable to purchases in non-retirement investment accounts of Delaware Investments if, at the time of each such purchase, they notify the Fund that they are eligible to combine purchase amounts held in their plan account.

         The Limited CDSC is applicable to any redemptions of net asset value purchases made on behalf of any group retirement plan on which a dealer's commission has been paid only if such redemption is made pursuant to a withdrawal of the entire plan from Delaware Investments funds. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange.

         For additional information on retirement plans, including plan forms, applications, minimum investments and any applicable account maintenance fees, contact your investment dealer or the Distributor.

Deferred Sales Charge Alternative - Class B Shares
         Class B Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in Fund shares. The Distributor currently anticipates compensating dealers or brokers for selling Class B Shares at the time of purchase from its own assets in an amount equal to no more than 4% of the dollar amount purchased. In addition, from time to time, upon written notice to all of its dealers, the Distributor may hold special promotions for specified periods during which the Distributor may pay additional compensation to dealers or brokers for selling Class B Shares at the time of purchase. As discussed below, however, absent any applicable fee waiver, Class B Shares are subject to annual 12b-1 Plan expenses and, if redeemed within six years of purchase, a CDSC.

         Proceeds from the CDSC and the annual 12b-1 Plan fees, if any, are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class B Shares. These payments support the compensation paid to dealers or brokers for selling Class B Shares. Payments to the Distributor and others under the Class B 12b-1 Plan may be in an amount equal to no more than 1% annually. The combination of the CDSC and the proceeds of the 12b-1 Plan fees makes it possible for the Fund to sell Class B Shares without deducting a front-end sales charge at the time of purchase.

         Holders of Class B Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for Class B Shares described in this Prospectus, even after the exchange. Such CDSC schedule may be higher than the CDSC schedule for Class B Shares acquired as a result of the exchange. See Redemption and Exchange.

Automatic Conversion of Class B Shares
         Class B Shares, other than shares acquired through reinvestment of dividends, held for eight years after purchase are eligible for automatic conversion into Class A Shares. Conversions of Class B Shares into Class A Shares will occur only four times in any calendar year, on the last business day of the second full week of March, June, September and December (each, a "Conversion Date"). If the eighth anniversary after a purchase of Class B Shares falls on a Conversion Date, an investor's Class B Shares will be converted on that date. If the eighth anniversary occurs between Conversion Dates, an investor's Class B Shares will be converted on the next Conversion Date after such anniversary. Consequently, if a shareholder's eighth anniversary falls on the day after a Conversion Date, that shareholder will have to hold Class B Shares for as long as three additional months after the eighth anniversary of purchase before the shares will automatically convert into Class A Shares.

         Class B Shares of a fund acquired through a reinvestment of dividends will convert to the corresponding Class A Shares of that fund (or, in the case of Delaware Group Cash Reserve, Inc., the Delaware Cash Reserve Consultant Class) pro-rata with Class B Shares of that fund not acquired through dividend reinvestment.

         All such automatic conversions of Class B Shares will constitute tax-free exchanges for federal income tax purposes. See Taxes.

Level Sales Charge Alternative - Class C Shares
         Class C Shares may be purchased at net asset value without a front-end sales charge and, as a result, the full amount of the investor's purchase payment will be invested in Fund shares. The

Distributor currently anticipates compensating dealers or brokers for selling Class C Shares at the time of purchase from its own assets in an amount equal to no more than 1% of the dollar amount purchased. As discussed below, however, absent any applicable fee waiver, Class C Shares are subject to annual 12b-1 Plan expenses and, if redeemed within 12 months of purchase, a CDSC.

         Proceeds from the CDSC and the annual 12b-1 Plan fees, if any, are paid to the Distributor and others for providing distribution and related services, and bearing related expenses, in connection with the sale of Class C Shares. These payments support the compensation paid to dealers or brokers for selling Class C Shares. Payments to the Distributor and others under the Class C 12b-1 Plan may be in an amount equal to no more than 1% annually.

         Holders of Class C Shares who exercise the exchange privilege described below will continue to be subject to the CDSC schedule for Class C Shares as described in this Prospectus. See Redemption and Exchange.

Contingent Deferred Sales Charge - Class B Shares and Class C Shares
         Class B Shares redeemed within six years of purchase may be subject to a CDSC at the rates set forth below and Class C Shares redeemed within 12 months of purchase may be subject to a CDSC of 1%. CDSCs are charged as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the net asset value at the time of purchase of the shares being redeemed or the net asset value of those shares at the time of redemption. No CDSC will be imposed on increases in net asset value above the initial purchase price, nor will a CDSC be assessed on redemptions of shares acquired through reinvestments of dividends or capital gains distributions. For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at purchase of Class B Shares or Class C Shares of the Fund, even if those shares are later exchanged for shares of another fund in the Delaware Investments family. In the event of an exchange of the shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares that were acquired in the exchange.

         The following table sets forth the rates of the CDSC for Class B Shares of the Fund:

                                                  Contingent Deferred
                                                  Sales Charge (as a
                                                    Percentage of
                                                    Dollar Amount
         Year After Purchase Made                 Subject to Charge)
         ------------------------                 ------------------

                  0-2                                    4%
                  3-4                                    3%
                  5                                      2%
                  6                                      1%
                  7 and thereafter                       None

During the seventh year after purchase and, thereafter, until converted automatically into Class A Shares, Class B Shares will still be subject to the annual 12b-1 Plan expenses of up to 1% of average daily net assets of those shares, absent any applicable fee waiver. See Automatic Conversion of Class B Shares, above. Investors are reminded that the Class A Shares into which Class B Shares will convert are subject to ongoing annual 12b-1 Plan expenses of up to a maximum of 0.30% of average daily net assets of such shares.

         In determining whether a CDSC applies to a redemption of Class B Shares, it will be assumed that shares held for more than six years are redeemed first, followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held longest during the six-year period. With respect to Class C Shares, it will be assumed that shares held for more than 12 months are redeemed first followed by shares acquired through the reinvestment of dividends or distributions, and finally by shares held for 12 months or less.

         All investments made during a calendar month, regardless of what day of the month the investment occurred, will age one month on the last day of that month and each subsequent month.

         The CDSC is waived on certain redemptions of Class B Shares and Class C Shares. See Waiver of Contingent Deferred Sales Charge - Class B and Class C Shares under Redemption and Exchange.

Other Payments to Dealers -- Class A, Class B and Class C Shares
         From time to time at the discretion of the Distributor, all registered broker/dealers whose aggregate sales of the Classes exceed certain limits, as set by the Distributor, may receive from the Distributor an additional payment of up to 0.25% of the dollar amount of such sales. The Distributor may also provide additional promotional incentives or payments to dealers that sell shares of the funds in the Delaware Investments family. In some instances, these incentives or payments may be offered only to certain dealers who maintain, have sold or may sell certain amounts of shares.

         Subject to pending amendments to the NASD's Conduct Rules, in connection with the promotion of shares of the funds in the Delaware Investments family, the Distributor may, from time to time, pay to participate in dealer-sponsored seminars and conferences, reimburse dealers for expenses incurred in connection with preapproved seminars, conferences and advertising and may, from time to time, pay or allow additional promotional incentives to dealers, which shall include non-cash concessions, such as certain luxury merchandise or a trip to or attendance at a business or investment seminar at a luxury resort, as part of preapproved sales contests. Payment of non-cash compensation to dealers is currently under review by the NASD and the SEC. It is likely that the NASD's Conduct Rules will be amended such that the ability of the Distributor to pay non-cash compensation as described above will be restricted in some fashion. The Distributor intends to comply with the NASD's Conduct Rules as they may be amended.

Diversified Value Fund Institutional Class
         In addition to offering Class A, Class B and Class C Shares, the Fund also offers Diversified Value Fund Institutional Class, which is described in a separate prospectus and is available for purchase only by certain investors. Diversified Value Fund Institutional Class shares generally are distributed directly by the Distributor and do not have a front-end sales charge, a CDSC or a Limited CDSC, and are not subject to 12b-1 Plan distribution expenses. To obtain the prospectus that describes the Diversified Value Fund Institutional Class, contact the Distributor by writing to the address or by calling the telephone number listed on the back of this Prospectus.

HOW TO BUY SHARES

Purchase Amounts
         Generally, the minimum initial purchase is $1,000 for Class A Shares, Class B Shares and Class C Shares. Subsequent purchases of shares of any Class generally must be $100 or more. For purchases under the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act or through an Automatic Investing Plan, there is a minimum initial purchase of $250 and a minimum subsequent purchase of $25. Minimum purchase requirements do not apply to retirement plans other than IRAs, for which there is a minimum initial purchase of $250, and a minimum subsequent purchase of $25, regardless of which Class is selected.

         There is a maximum purchase limitation of $250,000 on each purchase of Class B Shares. For Class C Shares, each purchase must be in an amount that is less than $1,000,000. An investor may exceed these maximum purchase limitations by making cumulative purchases over a period of time. In doing so, an investor should keep in mind that reduced front-end sales charges are available on investments of $100,000 or more in Class A Shares, and that Class A Shares (i) are subject to lower annual 12b-1 Plan expenses than Class B Shares and Class C Shares and (ii) generally are not subject to a CDSC. For retirement plans, the maximum purchase limitations apply only to the initial purchase of Class B Shares or Class C Shares by the plan.

Investing through Your Investment Dealer
         You can make a purchase of shares of the Fund through most investment dealers who, as part of the service they provide, must transmit orders promptly. They may charge for this service. If you want a dealer but do not have one, Delaware Investments can refer you to one.

Investing by Mail
1. Initial Purchases--An Investment Application or, in the case of a retirement account, an appropriate retirement plan application, must be completed, signed and sent with a check payable to Diversified Value Fund A Class, Diversified Value Fund B Class or Diversified Value Fund C Class, to Delaware Investments at 1818 Market Street, Philadelphia, PA 19103.

2. Subsequent Purchases--Additional purchases may be made at any time by mailing a check payable to the Fund and Class selected. Your check should be identified with your name(s) and account number. An investment slip (similar to a deposit slip) is provided at the bottom of transaction confirmations and dividend statements that you will receive from Equity Funds II, Inc. Use of this investment slip can help expedite processing of your check when making additional purchases. Your investment may be delayed if you send additional purchases by certified mail.

Investing by Wire
         You may purchase shares by requesting your bank to transmit funds by wire to CoreStates Bank, N.A., ABA #031000011, account number 1412893401 (include your name(s) and your account number for the Class in which you are investing).

1. Initial Purchases--Before you invest, telephone the Shareholder Service Center to get an account number. If you do not call first, processing of your investment may be delayed. In addition, you must promptly send your Investment Application or, in the case of a retirement account, an appropriate retirement plan application, for the Fund and Class selected, to Delaware Investments at 1818 Market Street, Philadelphia, PA 19103.

2. Subsequent Purchases--You may make additional investments anytime by wiring funds to CoreStates Bank, N.A., as described above. You should advise the Shareholder Service Center by telephone of each wire you send.

         If you want to wire investments to a retirement plan account, call the Shareholder Service Center for special wiring instructions.

Investing by Exchange
         If you have an investment in another mutual fund in the Delaware Investments family, you may write and authorize an exchange of part or all of your investment into shares of the Fund. If you wish to open an account by exchange, call the Shareholder Service Center for more information. All exchanges are subject to the eligibility and minimum purchase requirements set forth in each fund's prospectus. See Redemption and Exchange for more complete information concerning your exchange privileges.

         Holders of Class A Shares may exchange all or part of their shares for certain of the shares of other funds in the Delaware Investments family, including other Class A Shares, but may not exchange their Class A Shares for Class B Shares or Class C Shares of the Fund or of any other fund in the Delaware Investments family. Holders of Class B Shares of the Fund are permitted to exchange all or part of their Class B Shares only into Class B Shares of other funds in the Delaware Investments family. Similarly, holders of Class C Shares of the Fund are permitted to exchange all or part of their Class C Shares only into Class C Shares of other funds in the Delaware Investments family. Class B Shares of the Fund and Class C Shares of the Fund acquired by exchange will continue to carry the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the fund from which the exchange is made. The holding period of Class B Shares of the Fund acquired by exchange will be added to that of the shares that were exchanged for purposes of determining the time of the automatic conversion into Class A Shares of the Fund.

         Permissible exchanges into Class A Shares of the Fund will be made without a front-end sales charge, except for exchanges of shares that were not previously subject to a front-end sales charge (unless such shares were acquired through the reinvestment of dividends). Permissible exchanges into Class B Shares or Class C Shares of the Fund will be made without the imposition of a CDSC by the fund from which the exchange is being made at the time of the exchange.

         See Allied Plans under Classes of Shares for information on exchanges by participants in an Allied Plan.

Additional Methods of Adding to Your Investment
         Call the Shareholder Service Center for more information if you wish to use the following services:

1. Automatic Investing Plan
         The Automatic Investing Plan enables you to make regular monthly investments without writing or mailing checks. You may authorize Equity Funds II, Inc. to transfer a designated amount monthly from your checking account to your account. Many shareholders use this as an automatic savings plan. Shareholders should allow a reasonable amount of time for initial purchases and changes to these plans to become effective.

         This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

2. Direct Deposit
         You may have your employer or bank make regular investments directly to your Fund account for you (for example: payroll deduction, pay by phone, annuity payments). The Fund also accepts preauthorized recurring government and private payments by Electronic Fund Transfer, which avoids mail time and check clearing holds on payments such as social security, federal salaries, Railroad Retirement benefits, etc.

                                    *     *     *

         Should investments through an automatic investing plan or by direct deposit be reclaimed or returned for some reason, Equity Funds II, Inc. has the right to liquidate your shares to reimburse the government or transmitting bank. If there are insufficient funds in your account, you are obligated to reimburse the Fund.

3. Wealth Builder Option
         You can use the Wealth Builder Option to invest in the Fund through regular liquidations of shares in your accounts in other funds in the Delaware Investments family. You may also elect to invest in other mutual funds in the Delaware Investments family through the Wealth Builder Option through regular liquidations of shares in your Fund account.

         Under this automatic exchange program, you can authorize regular monthly amounts (minimum of $100 per fund) to be liquidated from your account in one or more funds in the Delaware Investments family and invested automatically into any other account in a Delaware Investments mutual fund that you may specify. If in connection with the election of the Wealth Builder Option, you wish to open a new account to receive the automatic investment, such new account must meet the minimum initial purchase requirements described in the prospectus of the fund that you select. All investments under this option are exchanges and are therefore subject to the same conditions and limitations as other exchanges noted above. You can terminate your participation in Wealth Builder at any time by giving written notice to the fund from which the exchanges are made. See Redemption and Exchange.

         This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

4. Dividend Reinvestment Plan
         You can elect to have your distributions (capital gains and/or dividend income) invested in your Fund account or invested in certain other funds in the Delaware Investments family, subject to the exceptions noted below as well as the eligibility and minimum purchase requirements set forth in each fund's prospectus.

         Reinvestments of distributions into Class A Shares of the Fund or of other funds in the Delaware

Investments family are made without a front-end sales charge. Reinvestments of distributions into Class B Shares of the Fund or of other funds available from Delaware Investments or into Class C Shares of the Fund or of other funds available from Delaware Investments are also made without any sales charge and will not be subject to a CDSC if later redeemed. See Automatic Conversion of Class B Shares under Classes of Shares for information concerning the automatic conversion of Class B Shares acquired by reinvesting dividends.

         Holders of Class A Shares of the Fund may not reinvest their distributions into Class B Shares or Class C Shares of any fund in the Delaware Investments family, including the Fund. Holders of Class B Shares of the Fund may reinvest their distributions only into Class B Shares of the funds in the Delaware Investments family which offer that class of shares. Similarly, holders of Class C Shares of the Fund may reinvest their distributions only into Class C Shares of the funds in the Delaware Investments family which offer that class of shares. For more information about reinvestments, call the Shareholder Service Center.

         Capital gains and/or dividend distributions to participants in the following retirement plans are automatically reinvested into the same Delaware Investments fund in which their investments are held: SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans or 403(b)(7) or 457 Deferred Compensation Plans.

Purchase Price and Effective Date
         The offering price and net asset value of Class A, Class B and Class C Shares are determined as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open.

         The effective date of a purchase is the date the order is received by the Fund, its agent or designee. The effective date of a direct purchase is the day your wire, electronic transfer or check is received, unless it is received after the time the offering price or net asset value of shares is determined, as noted above. Purchase orders received after such time will be effective the next business day.

The Conditions of Your Purchase
         The Fund reserves the right to reject any purchase order. If a purchase is canceled because your check is returned unpaid, you are responsible for any loss incurred. The Fund can redeem shares from your account(s) to reimburse itself for any loss, and you may be restricted from making future purchases in any of the funds in the Delaware Investments family. The Fund reserves the right to reject purchase orders paid by third-party checks or checks that are not drawn on a domestic branch of a United States financial institution. If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.

         The Fund also reserves the right, following shareholder notification, to charge a service fee on non-retirement accounts that, as a result of redemption, have remained below the minimum stated account balance for a period of three or more consecutive months. Holders of such accounts may be notified of their insufficient account balance and advised that they have until the end of the current calendar quarter to raise their balance to the stated minimum. If the account has not reached the minimum balance requirement by that time, the Fund will charge a $9 fee for that quarter and each subsequent calendar quarter until the account is brought up to the minimum balance. The service fee will be deducted from the account during the first week of each calendar quarter for the previous quarter, and will be used to help defray the cost of maintaining low-balance accounts. No fees will be charged without proper notice, and no CDSC will apply to such assessments.

         The Fund also reserves the right, upon 60 days' written notice, to involuntarily redeem accounts that remain under the minimum initial purchase amount as a result of redemptions. An investor making the minimum initial investment may be subject to involuntary redemption without the imposition of a CDSC or Limited CDSC if he or she redeems any portion of his or her account.

REDEMPTION AND EXCHANGE

         You can redeem or exchange your shares in a number of different ways. The exchange service is useful if your investment requirements change and you want an easy way to invest in other equity funds, bond funds, tax-advantaged funds or money market funds. This service is also useful if you are anticipating a major expenditure and want to move a portion of your investment into a fund that has the checkwriting feature. Exchanges are subject to the requirements of each fund and all exchanges of shares constitute taxable events. See Taxes. Further, in order for an exchange to be processed, shares of the fund being acquired must be registered in the state where the acquiring shareholder resides. You may want to consult your financial adviser or investment dealer to discuss which funds available from Delaware Investments will best meet your changing objectives, and the consequences of any exchange transaction. You may also call Delaware Investments directly for fund information.

         All exchanges involve a purchase of shares of the fund into which the exchange is made. As with any purchase, an investor should obtain and carefully read that fund's prospectus before buying shares in an exchange. The prospectus contains more complete information about the fund, including charges and expenses.

         Your shares will be redeemed or exchanged at a price based on the net asset value next determined after the Fund receives your request in good order, subject, in the case of a redemption, to any applicable CDSC or Limited CDSC. For example, redemption or exchange requests received in good order after the time the offering price and net asset value of shares are determined will be processed on the next business day. See Purchase Price and Effective Date under How to Buy Shares. A shareholder submitting a redemption request may indicate that he or she wishes to receive redemption proceeds of a specific dollar amount. In the case of such a request, and in the case of certain redemptions from retirement plan accounts, the Fund will redeem the number of shares necessary to deduct the applicable CDSC in the case of Class B and Class C Shares, and, if applicable, the Limited CDSC in the case of Class A Shares and tender to the shareholder the requested amount, assuming the shareholder holds enough shares in his or her account for the redemption to be processed in this manner. Otherwise, the amount tendered to the shareholder upon redemption will be reduced by the amount of the applicable CDSC or Limited CDSC. Redemption proceeds will be distributed promptly, as described below, but not later than seven days after receipt of a redemption request.

         Except as noted below, for a redemption request to be in "good order," you must provide your account number, account registration, and the total number of shares or dollar amount of the transaction. For exchange requests, you must also provide the name of the fund in which you want to invest the proceeds. Exchange instructions and redemption requests must be signed by the record owner(s) exactly as the shares are registered. You may request a redemption or an exchange by calling the Shareholder Service Center at 800-523-1918. The Fund may suspend, terminate, or amend the terms of the exchange privilege upon 60 days' written notice to shareholders.

         The Fund will process written and telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled. The Fund will honor redemption requests as to shares for which a check was tendered as payment, but it will not mail or wire the proceeds until it is reasonably satisfied that the check has cleared, which may take up to 15 days from the purchase date. You can avoid this potential delay if you purchase shares by wiring Federal Funds. The Fund reserves the right to reject a written or telephone redemption request or delay payment of redemption proceeds if there has been a recent change to the shareholder's address of record.

         There is no front-end sales charge or fee for exchanges made between shares of funds which both carry a front-end sales charge. Any applicable front-end sales charge will apply to exchanges from shares of funds not subject to a front-end sales charge, except for exchanges involving assets that were previously invested in a fund with a front-end sales charge and/or exchanges involving the reinvestment of dividends.

         Holders of Class B Shares or Class C Shares that exchange their shares ("Original Shares") for shares of other funds in the Delaware Investments family (in each case, "New Shares") in a permitted exchange, will not be subject to a CDSC that might otherwise be due upon redemption of the Original Shares. However, such shareholders will continue to be subject to the CDSC and, in the case of Class B Shares, the automatic conversion schedule of the Original Shares as described in this Prospectus and any CDSC assessed upon redemption will be charged by the fund from which the Original Shares were exchanged. In an exchange of Class B Shares from the Fund, the Fund's CDSC schedule may be higher than the CDSC schedule relating to the New Shares acquired as a result of the exchange. For purposes of computing the CDSC that may be payable upon a disposition of the New Shares, the period of time that an investor held the Original Shares is added to the period of time that an investor held the New Shares. With respect to Class B Shares, the automatic conversion schedule of the Original Shares may be longer than that of the New Shares. Consequently, an investment in New Shares by exchange may subject an investor, absent any applicable fee waiver, to the higher 12b-1 fees applicable to Class B Shares of the Fund for a longer period of time than if the investment in New Shares were made directly.

         Various redemption and exchange methods are outlined below. Except for the CDSC applicable to certain redemptions of Class B and Class C Shares and the Limited CDSC applicable to certain redemptions of Class A Shares purchased at net asset value, there is no fee charged by the Fund or the Distributor for redeeming or exchanging your shares, but such fees could be charged in the future. You may have your investment dealer arrange to have your shares redeemed or exchanged. Your investment dealer may charge for this service.

         All authorizations given by shareholders, including selection of any of the features described below, shall continue in effect until such time as a written revocation or modification has been received by the Fund or its agent.

Written Redemption
         You can write to the Fund at 1818 Market Street, Philadelphia, PA 19103 to redeem some or all of your shares. The request must be signed by all owners of the account or your investment dealer of record. For redemptions of more than $50,000, or when the proceeds are not sent to the shareholder(s) at the address of record, the Fund requires a signature by all owners of the account and a signature guarantee for each owner. Each signature guarantee must be supplied by an eligible guarantor institution. The Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Fund may require further documentation from corporations, executors, retirement plans, administrators, trustees or guardians.

         Payment is normally mailed the next business day after receipt of your redemption request. If your Class A Shares are in certificate form, the certificate(s) must accompany your request and also be in good order. Certificates are issued for Class A Shares only if a shareholder submits a specific request. Certificates are not issued for Class B Shares or Class C Shares.

Written Exchange
         You may also write to the Fund (at 1818 Market Street, Philadelphia, PA 19103) to request an exchange of any or all of your shares into another mutual fund in the Delaware Investments family, subject to the same conditions and limitations as other exchanges noted above.

Telephone Redemption and Exchange
         To get the added convenience of the telephone redemption and exchange methods, you must have the Transfer Agent hold your shares (without charge) for you. If you choose to have your Class A Shares in certificate form, you may redeem or exchange only by written request and you must return your certificates.

         The Telephone Redemption--Check to Your Address of Record service and the Telephone Exchange service, both of which are described below, are automatically provided unless you notify the Fund in writing that you do not wish to have such services available with respect to your account. The Fund reserves the right to modify, terminate or suspend these procedures upon 60 days' written notice to shareholders. It may be difficult to reach the Fund by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests.

         Neither the Fund nor its Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine. With respect to such telephone transactions, the Fund will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, the Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. Instructions received by telephone are generally tape recorded, and a written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone. By exchanging shares by telephone, you are acknowledging prior receipt of a prospectus for the fund into which your shares are being exchanged.

Telephone Redemption--Check to Your Address of Record
         The Telephone Redemption feature is a quick and easy method to redeem shares. You or your investment dealer of record can have redemption proceeds of $50,000 or less mailed to you at your address of record. Checks will be payable to the shareholder(s) of record. Payment is normally mailed the next business day after receipt of the redemption request. This service is only available to individual, joint and individual fiduciary-type accounts.

Telephone Redemption--Proceeds to Your Bank
         Redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check. You should authorize this service when you open your account. If you change your predesignated bank account, you must complete an Authorization Form and have your signature guaranteed. For your protection, your authorization must be on file. If you request a wire, your funds will normally be sent the next business day. CoreStates Bank, N.A.'s fee (currently $7.50) will be deducted from your redemption proceeds. If you ask for a check, it will normally be mailed the next business day after receipt of your redemption request to your predesignated bank account. There are no separate fees for this redemption method, but the mail time may delay getting funds into your bank account. Simply call the Shareholder Service Center prior to the time the offering price and net asset value are determined, as noted above.

Telephone Exchange
         The Telephone Exchange feature is a convenient and efficient way to adjust your investment holdings as your liquidity requirements and investment objectives change. You or your investment dealer of record can exchange your shares into other funds in the Delaware Investments family under the same registration, subject to the same conditions and limitations as other exchanges noted above. As with the written exchange service, telephone exchanges are subject to the requirements of each fund, as described above. Telephone exchanges may be subject to limitations as to amounts or frequency.

Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value
         For purchases of $1,000,000 or more made on or after July 1, 1998, a Limited CDSC will be imposed on certain redemptions of Class A Shares (or shares into which such Class A Shares are exchanged) according to the following schedule: (1) 1.00% if shares are redeemed during the first year after purchase; and (2) 0.50% if such shares are redeemed during the second year after purchase, if such purchases were made at net asset value and triggered the payment by the Distributor of the dealer's commission described above.

         The Limited CDSC will be paid to the Distributor and will be assessed on an amount equal to the lesser of (1) the net asset value at the time of purchase of the Class A Shares being redeemed or (2) the net asset value of such Class A Shares at the time of redemption. For purposes of this formula, the "net asset value at the time of purchase" will be the net asset value at purchase of Class A Shares even if those shares are later exchanged for shares of another Delaware Group fund and, in the event of an exchange of Class A Shares, the "net asset value of such shares at the time of redemption" will be the net asset value of the shares acquired in the exchange.

         Redemptions of such Class A Shares held for more than two years will not be subjected to the Limited CDSC and an exchange of such Class A Shares into another Delaware Group fund will not trigger the imposition of the Limited CDSC at the time of such exchange. The period a shareholder owns shares into which Class A Shares are exchanged will count towards satisfying the two-year holding period. The Limited CDSC is assessed if such two-year period is not satisfied irrespective of whether the redemption triggering its payment is of Class A Shares of the Fund or Class A Shares acquired in the exchange.

         In determining whether a Limited CDSC is payable, it will be assumed that shares not subject to the Limited CDSC are the first redeemed followed by other shares held for the longest period of time. The Limited CDSC will not be imposed upon shares representing reinvested dividends or capital gains distributions, or upon amounts representing share appreciation. All investments made during a calendar month, regardless of what day of the month the investment occurred, will age one month on the last day of that month and each subsequent month.

Waiver of Limited Contingent Deferred Sales Charge - Class A Shares
         The Limited CDSC for Class A Shares on which a dealer's commission has been paid will be waived in the following instances: (i) redemptions that result from the Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) distributions to participants from a retirement plan qualified under section 401(a) or 401(k) of the Internal Revenue Code of 1986, as amended (the "Code"), or due to death of a participant in such a plan; (iii) redemptions pursuant to the direction of a participant or beneficiary of a retirement plan qualified under section 401(a) or 401(k) of the Code with respect to that retirement plan; (iv) periodic distributions from an IRA, SIMPLE IRA, or 403(b)(7) or 457 Deferred Compensation Plan due to death, disability, or attainment of age 59 1/2 and IRA distributions qualifying under
Section 72(t) of the Internal Revenue Code; (v) returns of excess contributions to an IRA; (vi) distributions by other employee benefit plans to pay benefits; and (vii) redemptions by the classes of shareholders who are permitted to purchase shares at net asset value, regardless of the size of the purchase (see Buying Class A Shares at Net Asset Value under Classes of Shares).

Waiver of Contingent Deferred Sales Charge - Class B and Class C Shares
         The CDSC is waived on certain redemptions of Class B Shares in connection with the following redemptions: (i) redemptions that result from the Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) returns of excess contributions to an IRA, SIMPLE IRA, 403(b)(7) or 457 Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Pension Plan or 401(k) Defined Contribution Plan; (iii) periodic distributions from a 403(b)(7) or 457 Deferred Compensation Plan upon attainment of age 59 1/2, Profit Sharing Plan, Money Purchase Pension Plan, or 401(k) Defined Contribution Plan upon attainment of age 70 1/2 and IRA distributions qualifying under Section 72(t) of the Internal Revenue Code; and (iv) distributions from an account if the redemption results from the death of all registered owners of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed.

         The CDSC on Class C Shares is waived in connection with the following redemptions: (i) redemptions that result from the Fund's right to liquidate a shareholder's account if the aggregate net asset value of the shares held in the account is less than the then-effective minimum account size; (ii) returns of excess contributions to an IRA, SIMPLE IRA, 403(b)(7) or 457 Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Pension Plan or 401(k) Defined Contribution Plan; (iii) periodic distributions from a 403(b)(7) or 457 Deferred Compensation Plan upon attainment of age 59 1/2, Profit Sharing Plan, Money Purchase Pension Plan, or 401(k) Defined Contribution Plan upon attainment of age 70 1/2 and IRA distributions qualifying under Section 72(t) of the Internal Revenue Code; (iv) distributions from a 403(b)(7) or 457 Deferred Compensation Plan, Profit Sharing Plan, or 401(k) Defined Contribution Plan, under hardship provisions of the plan; (v) distributions from a 403(b)(7) or 457 Deferred Compensation Plan, Profit Sharing Plan, Money Purchase Pension Plan or a 401(k) Defined Contribution Plan upon attainment of normal retirement age under the plan or upon separation from service; (vi) periodic distributions from an IRA or SIMPLE IRA on or after attainment of age 59; and (vii) distributions from an account if the redemption results from the death of all registered owners of the account (in the case of accounts established under the Uniform Gifts to Minors or Uniform Transfers to Minors Acts or trust accounts, the waiver applies upon the death of all beneficial owners) or a total and permanent disability (as defined in Section 72 of the Code) of all registered owners occurring after the purchase of the shares being redeemed.

DIVIDENDS AND DISTRIBUTIONS

         Equity Funds II, Inc. currently intends to make payments from the Fund's net investment income once a year. Payments from the Fund's net realized securities profits will be made during the first quarter of the next fiscal year.

         Each class of the Fund will share proportionately in the investment income and expenses of the Fund, except that, absent any applicable fee waiver, the per share dividends from net investment income on the Class A Shares, the Class B Shares and the Class C Shares will vary due to the expenses under the 12b-1 Plan applicable to each Class. Generally, the dividends per share on Class B Shares and Class C Shares can be expected to be lower than the dividends per share on Class A Shares because the expenses under the 12b-1 Plans relating to Class B and Class C Shares will be higher than the expenses under the 12b-1 Plan relating to Class A Shares. See Distribution (12b-1) and Service under Management of the Fund.

         Both dividends and distributions, if any, are automatically reinvested in your account at net asset value.

TAXES

         The tax discussion set forth below is included for general information only. Investors should consult their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in the Fund.

         On August 5, 1997, President Clinton signed into law the Taxpayer Relief Act of 1997 (the "1997 Act"). This new law makes sweeping changes in the Code. Because many of these changes are complex, and only indirectly affect the Fund and its distributions to you, they are discussed in Part B. Changes in the treatment of capital gains, however, are discussed in this section.

         The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). As such, the Fund will not be subject to federal income tax, or to any excise tax, to the extent its earnings are distributed as provided in the Code and by satisfying certain other requirements relating to the sources of its income and diversification of its assets.

         The Fund intends to distribute substantially all of its net investment income and net capital gains, if any. Dividends from net investment income or net short-term capital gains will be taxable to those investors who are subject to income taxes as ordinary income, whether received in cash or in additional shares.

         Distributions paid by the Fund from long-term capital gains, whether received in cash or in additional shares, are taxable to those investors who are subject to income taxes as long-term capital gains, regardless of the length of time an investor has owned shares in the Fund. The Fund does not seek to realize any particular amount of capital gains during a year; rather, realized gains are a by-product of Fund management activities. Consequently, capital gains distributions may be expected to vary considerably from year to year. Also, for those investors subject to tax, if purchases of shares in the Fund are made shortly before the record date for a dividend or capital gains distribution, a portion of the investment will be returned as a taxable distribution.

The Treatment of Capital Gain Distributions under the Taxpayer Relief Act of
1997
         The 1997 Act creates a category of long-term capital gain for individuals who will be taxed at new lower tax rates. For investors who are in the 28% or higher federal income tax brackets, these gains will be taxed at a maximum rate of 20%. For investors who are in the 15% federal income tax bracket, these gains will be taxed at a maximum rate of 10%. Capital gain distributions will qualify for these new maximum tax rates, depending on how long the Fund's securities were held by the Fund before they were sold. Investors who want more information on holding periods and other qualifying rules relating to these new rates should review the expanded discussion in Part B, or should contact their own tax advisers.

         Equity Funds II, Inc. will advise you in its annual information reporting at calendar year end of the amount of its capital gain distributions which will qualify for these maximum federal tax rates.

         Although dividends generally will be treated as distributed when paid, dividends which are declared in October, November or December to shareholders of record on a specified date in one of those months, but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for tax purposes as if paid by the Fund and received by the shareholder on

December 31 of the calendar year in which they are declared.

         The sale of shares of the Fund is a taxable event and may result in a capital gain or loss to shareholders subject to tax. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between the Fund and any other fund in the Delaware Investments family. Any loss incurred on a sale or exchange of Fund shares that had been held for six months or less will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares. All or a portion of the sales charge incurred in acquiring Fund shares will be excluded from the federal tax basis of any of such shares sold or exchanged within 90 days of their purchase (for purposes of determining gain or loss upon the sale of such shares) if the sale proceeds are reinvested in the Fund or in another fund in the Delaware Investments family and a sales charge that would otherwise apply to the reinvestment is reduced or eliminated. Any portion of such sales charge excluded from the tax basis of the shares sold will be added to the tax basis of the shares acquired in the reinvestment.

         The automatic conversion of Class B Shares into Class A Shares at the end of approximately eight years after purchase will be tax-free for federal tax purposes. See Automatic Conversion of Class B Shares under Classes of Shares.

         The Fund may be subject to foreign withholding taxes on income from certain of its foreign securities.

         In addition to the federal taxes described above, shareholders may or may not be subject to various state and local taxes. For example, distributions of interest income and capital gains realized from certain types of U.S. government securities may be exempt from state personal income taxes. Because investors' state and local taxes may be different than the federal taxes described above, investors should consult their own tax advisers.

         Each year, Equity Funds II, Inc. will mail to you information on the tax status of the dividends and distributions paid by the Fund. Shareholders will also receive each year information as to the portion of dividend income that is derived from U.S. government securities that are exempt from state income tax. Of course, shareholders who are not subject to tax on their income would not be required to pay tax on amounts distributed to them by the Fund.

         The Fund is required to withhold 31% of taxable dividends, capital gains distributions, and redemptions paid to shareholders who have not complied with IRS taxpayer identification regulations. You may avoid this withholding requirement by certifying on your Investment Application your proper Taxpayer Identification Number and by certifying that you are not subject to backup withholding.

         See Accounting and Tax Issues and Distributions and Taxes in Part B for additional information on tax matters relating to the Fund and its shareholders.

CALCULATION OF OFFERING PRICE AND NET ASSET VALUE PER SHARE

         The net asset value ("NAV") per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities (expenses and fees are accrued daily) and dividing by the number of shares outstanding. Debt securities are priced on the basis of valuations provided by an independent pricing service using methods approved by Equity Funds II, Inc.'s Board of Directors. Equity securities for which marked quotations are available are priced at market value. Short-term investments having a maturity of less than 60 days are valued at amortized cost, which approximates market value. All other securities are valued at their fair value as determined in good faith and in a method approved by Equity Funds II, Inc.'s Board of Directors.

         Class A Shares are purchased at the offering price per share, while Class B Shares and Class C Shares are purchased at the NAV per share. The offering price per share of Class A Shares consists of the NAV per share next computed after the order is received, plus any applicable front-end sales charges.

         The offering price and NAV are computed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open.

         The net asset values of all outstanding shares of each class of the Fund will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in the Fund represented by the value of shares of that class. All income earned and expenses incurred by the Fund will be borne on a pro-rata basis by each outstanding share of a class, based on each class' percentage in that Fund represented by the value of shares of such classes, except that the Diversified Value Fund Institutional Class will not incur any of the expenses under 12b-1 Plans and the Class A, Class B and Class C Shares alone will bear the 12b-1 Plan expense payable under their respective Plans.

MANAGEMENT OF THE FUND

Directors
         The business and affairs of Equity Funds II, Inc. are managed under the direction of its Board of Directors. Part B contains additional information regarding Equity Funds II, Inc.'s directors and officers.

Investment Manager
         The Manager furnishes investment management services to the Fund.

         The Manager and its predecessors have been managing the funds in Delaware Investments since 1938. On _______________, 1998, the Manager and its affiliates within Delaware Investments, including Delaware International Advisers Ltd., were managing in the aggregate more than $00 billion in assets in the various institutional or separately managed (approximately $00,000,000,000) and investment company (approximately $00,000,000,000) accounts.

         The Manager is a series of Delaware Management Business Trust. The Manager changed its form of organization from a corporation to a business trust on March 1, 1998. The Manager is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. ("DMH"). On April 3, 1995, a merger between DMH and a wholly owned subsidiary of Lincoln National Corporation ("Lincoln National") was completed. DMH and the Manager are now indirect, wholly owned subsidiaries, and subject to the ultimate control, of Lincoln National. Lincoln National, with headquarters in Fort Wayne, Indiana, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management.

         The Manager administers the affairs of and is ultimately responsible for the investment management of the Fund under an Investment Management Agreement with Equity Funds II, Inc. on behalf of the Fund. Under the Investment Management Agreement for the Fund, the Manager is paid an annual fee equal to 0.65% on the first $500 million of average daily net assets, 0.60% on the next $500 million, 0.55% on the next $1.5 billion and 0.50% on the average daily net assets in excess of $2.5 billion. The directors of Equity Funds II, Inc. annually review fees paid to the Manager.

         J. Paul Dokas, Vice President/Portfolio Manager for Equity Funds II, Inc. and the Manager, has had primary responsibility for making day-to-day investment decisions for the Fund since its inception. Mr. Dokas holds a BBA in Business from Loyola College and an MBA in Business from the University of Maryland. Prior to joining Delaware Investments in 1997, he was a Director of Trust Investments for Bell Atlantic Corporation in Philadelphia. Mr. Dokas is a CFA charterholder.

Portfolio Trading Practices
         The Fund normally will not invest for short-term trading purposes. However, the Fund may sell securities without regard to the length of time they have been held. The degree of portfolio activity will affect brokerage costs of the Fund and may affect taxes payable by its shareholders. Given the Fund's investment objective, its annual portfolio turnover rate may exceed 100%. A turnover rate of 100% would occur, for example, if all the investments in the Fund's portfolio at the beginning of the year were replaced by the end of the year. The rate of portfolio turnover is not a limiting factor when the investment manager deems it desirable to purchase or sell securities. High portfolio turnover (over 100%) involves correspondingly greater brokerage commissions and other transaction costs and may affect taxes payable by the Fund's shareholders that are subject to federal income taxes. The turnover rate may also be affected by cash requirements from redemptions and repurchases of the Fund's shares.

         The Manager uses its best efforts to obtain the best available price and most favorable execution for portfolio transactions. Orders may be placed with brokers or dealers who provide brokerage and research services to the Manager or to their advisory clients. These services may be used by the Manager in servicing any of its accounts. Subject to best price and execution, the Manager may consider a broker/dealer's sales of shares of funds in the Delaware Investments family in placing portfolio orders and may place orders with broker/dealers that have agreed to defray certain expenses of such funds such as custodian fees.

Performance Information
         From time to time, the Fund may quote total return performance of its Classes in advertising and other types of literature.

         Total return will be based on a hypothetical $1,000 investment, reflecting the reinvestment of all distributions at net asset value and: (i) in the case of Class A Shares, the impact of the maximum front-end sales charge at the beginning of each specified period; and (ii) in the case of Class B Shares and Class C Shares, the deduction of any applicable CDSC at the end of the relevant period. Each presentation will include the average annual total return for one-, five- and ten-year periods (or life-of-fund, if applicable). The Fund may also advertise aggregate and average total return information concerning a Class over additional periods of time. In addition, the Fund may present total return information that does not reflect the deduction of the maximum front-end sales charge or any applicable CDSC. In this case, such total return information would be more favorable than total return information that includes the deductions of the maximum front-end sales charge or any applicable CDSC.

         Net asset value fluctuates and is not guaranteed. Past performance is not a guarantee of future results.

Distribution (12b-1) and Service
         The Distributor, Delaware Distributors, L.P., serves as the national distributor for the Fund's shares under a Distribution Agreement with Equity Funds II, Inc. dated as of _______________,1998.

         Equity Funds II, Inc. has adopted a separate distribution plan under Rule 12b-1 for each of the Class A Shares, Class B Shares and Class C Shares of the Fund (the "Plans"). The Plans permit the Fund to pay the Distributor from the assets of the respective Classes a monthly fee for the Distributor's services and expenses in distributing and promoting sales of shares. These expenses include, among other things, preparing and distributing advertisements, sales literature, and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, holding special promotions for specified periods of time, and paying distribution and maintenance fees to brokers, dealers and others. In connection with the promotion of shares of the Classes, the Distributor may, from time to time, pay to participate in dealer-sponsored seminars and conferences, and reimburse dealers for expenses incurred in connection with preapproved seminars, conferences, and advertising. The Distributor may pay or allow additional promotional incentives to dealers as part of preapproved sales contests and/or to dealers who provide extra training and information concerning a Class and increase sales of the Class. In addition, the Fund may make payments from the 12b-1 plan fees of its respective Class directly to others, such as banks, who aid in the distribution of Class shares or provide services in respect of a Class, pursuant to service agreements with Equity Funds II, Inc.

         The 12b-1 Plan expenses relating to each of the Class B Shares and Class C Shares are also used to pay the Distributor for advancing the commission costs to dealers with respect to the initial sale of such shares.

         Absent any applicable fee waiver, the aggregate fees paid by the Fund from the assets of its respective Classes to the Distributor and others under the Plans may not exceed (i) 0.30% of the Class A Shares' average daily net assets in any year, and (ii) 1% (0.25% of which are service fees to be paid to the Distributor, dealers and others for providing personal service and/or maintaining shareholder accounts) of each of the Class B Shares' and Class C Shares' average daily net assets in any year. The Class A, Class B and Class C Shares will not incur any distribution expenses beyond these limits, which may not be increased without shareholder approval. See Part B.

         While payments pursuant to the Plans may not exceed 0.30% annually with respect to the Class A Shares, and 1% annually with respect to each of the Class B Shares and the Class C Shares, the Plans do not limit fees to amounts actually expended by the Distributor. It is therefore possible that the Distributor may realize a profit in any particular year. However, the Distributor currently expects that its distribution expenses will likely equal or exceed payments to it under the Plans. The Distributor may, however incur such additional expenses and make additional payments to dealers from its own resources to promote the distribution of shares of the Classes. The monthly fees paid to the Distributor under the Plans are subject to the review and approval of Equity Funds II, Inc.'s unaffiliated directors, who may reduce the fees or terminate the Plans at any time.

         Equity Funds II, Inc.'s Plans do not apply to the Diversified Value Fund Institutional Class of shares. Those shares are not included in calculating the Plans' fees, and the Plans are not used to assist in the distribution and marketing of the Diversified Value Fund Institutional Class shares.

         The Transfer Agent, Delaware Service Company, Inc., serves as the shareholder servicing, dividend disbursing and transfer agent for the Fund pursuant to an amended and restated agreement dated as of _______________,1998. The Transfer Agent also provides accounting services to the Fund pursuant to the terms of a separate Fund Accounting Agreement.

         The Distributor and the Transfer Agent are also indirect, wholly owned subsidiaries of DMH. The directors of Equity Funds II, Inc. annually review fees paid to the Distributor and the Transfer Agent.

                             *        *        *

         As with other mutual funds, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by its service providers do not properly process and calculate date-related information from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Equity Funds II, Inc. is taking steps to obtain satisfactory assurances that the Fund's major service providers are taking steps reasonably designed to address the Year 2000 Problem with respect to the computer systems that such service providers use. There can be no assurances that these steps will be sufficient to avoid any adverse impact on the business of the Fund.

         Several European countries are participating in the European Economic and Monetary Union, which will establish a common European currency for participating countries. This currency will commonly be known as the "Euro." It is anticipated that each such participating country will replace its existing currency with the Euro on January 1, 1999. Additional European countries may elect to participate after that date. The Fund could be adversely affected if the computer systems used by its major service providers are not properly prepared to handle the implementation of this single currency or the adoption of the Euro by additional countries in the future. The Equity Funds II, Inc. is taking steps to obtain satisfactory assurances that the major service providers of the Fund are taking steps reasonably designed to address these matters with respect to the computer systems that such service providers use. There can be no assurances that these steps will be sufficient to avoid any adverse impact on the business of the Fund.

Expenses
         The Fund is responsible for all of its own expenses other than those borne by the Manager under the Investment Management Agreement and those borne by the Distributor under the Distribution Agreement. The Funds' other expenses include each Fund's proportionate share of rent and certain other administrative expenses; the investment management fees; transfer and dividend disbursing agent fees and costs; custodian expenses; federal and state securities registration fees; proxy costs; and the costs of preparing prospectuses and reports sent to shareholders.

Shares
         Equity Funds II, Inc. is an open-end management investment company. The Fund's portfolio of assets is diversified as defined by the 1940 Act. Commonly known as a mutual fund, Equity Funds II, Inc. was organized as a Maryland corporation on March 4, 1983. Equity Funds II, Inc. was previously organized as a Delaware corporation in 1956. In addition to the Fund, Equity Funds II, Inc. presently offers four other series, Blue Chip Fund series, the Decatur Income Fund series, the Decatur Total Return Fund series and the Social Awareness Fund series.

         Equity Funds II, Inc.'s shares have a par value of $1.00, equal voting rights, except as noted below, and are equal in all other respects. Equity Funds II, Inc.'s shares have noncumulative voting rights which means that the holders of more than 50% of Equity Funds II, Inc.'s shares voting for the election of directors can elect 100% of the directors if they choose to do so. Under Maryland law, Equity Funds II, Inc. is not required, and does not intend, to hold annual meetings of shareholders unless, under certain circumstances, it is required to do so under the 1940 Act. Shareholders of 10% or more of Equity Funds II, Inc.'s outstanding shares may request that a special meeting be called to consider the removal of a director.

         In addition to Class A Shares, Class B Shares and Class C Shares, the Fund also offers, the Diversified Value Fund Institutional Class. Shares of each class represent proportionate interests in the assets of the Fund and have the same voting and other rights and preferences as the other classes of the Fund, except that shares of the Diversified Value Fund Institutional Class are not subject to, and may not vote on matters affecting, the Distribution Plans under Rule 12b-1 relating to the Class A, Class B and Class C Shares. Similarly, as a general matter, the shareholders of Class A Shares, Class B Shares and Class C Shares may vote only on matters affecting the 12b-1 Plan that relates to the class of shares that they hold. However, the Class B Shares may vote on any proposal to increase materially the fees to be paid by the Fund under the Rule 12b-1 Plan relating to the Class A Shares if such proposal is submitted to a vote of Class A Shares.

         It is expected that The Lincoln National Life Insurance Company will make an initial investment in the Fund, which could result in The Lincoln National Life Insurance Company holding up to 100% of the outstanding shares of the Fund. Subject to certain limited exceptions, there would be no limitation on The Lincoln National Life Insurance Company's ability to redeem its shares of the Fund and it may elect to do so at any time.

OTHER INVESTMENT POLICIES AND RISK CONSIDERATIONS

Convertible, Debt and Non-Traditional Equity Securities
         The Fund may invest in convertible and debt securities of issuers in any industry. A convertible security is a security which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible and debt securities are typically senior to common stocks in a corporation's capital structure, although convertible securities are usually subordinated to similar nonconvertible securities. Convertible and debt securities typically provide a fixed-income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in the convertible security's underlying common stock. Just as with debt securities, convertible securities tend to increase in market value when interest rates decline and tend to decrease in value when interest rates rise. However, the price of a convertible security is also influenced by the market value of the security's underlying common stock and tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines.

         The Fund may invest in convertible preferred stocks that offer enhanced yield features, such as Preferred Equity Redemption Cumulative Stock ("PERCS"), which provide an investor with the opportunity to earn higher dividend income than is available on a company's common stock. A PERCS is a preferred stock which generally features a mandatory conversion date, as well as a capital appreciation limit which is usually expressed in terms of a stated price. Upon the conversion date, most PERCS convert into common stock of the issuer (PERCS are generally not convertible into cash at maturity). Under a typical arrangement, if after a predetermined number of years the issuer's common stock is trading at a price below that set by the capital appreciation limit, each PERCS would convert to one share of common stock. If, however, the issuer's common stock is trading at a price above that set by the capital appreciation limit, the holder of the PERCS would receive less than one full share of common stock. The amount of that fractional share of common stock received by the PERCS holder is determined by dividing the price set by the capital appreciation limit of the PERCS by the market price of the issuer's common stock. PERCS can be called at any time prior to maturity, and hence do not provide call protection. However, if called early, the issuer may pay a call premium over the market price to the investor. This call premium declines at a preset rate daily, up to the maturity date of the PERCS.

         The Fund may also invest in other enhanced convertible securities. These include but are not limited to ACES (Automatically Convertible Equity Securities), PEPS (Participating Equity Preferred Stock), PRIDES (Preferred Redeemable Increased Dividend Equity Securities), SAILS (Stock Appreciation Income Linked Securities), TECONS (Term Convertible Notes), QICS (Quarterly Income Cumulative Securities) and DECS (Dividend Enhanced Convertible Securities). ACES, PEPS, PRIDES, SAILS, TECONS, QICS and DECS all have the following features: they are company-issued convertible preferred stock; unlike PERCS, they do not have capital appreciation limits; they seek to provide the investor with high current income, with some prospect of future capital appreciation; they are typically issued with three to four-year maturities; they typically have some built-in call protection for the first two to three years; investors have the right to convert them into shares of common stock at a preset conversion ratio or hold them until maturity; and upon maturity, they will automatically convert to either cash or a specified number of shares of common stock.

Foreign Securities
         The Fund may invest up to 20% of its total assets in foreign securities (which include American, European and Global Depositary Receipts). Foreign markets may be more volatile than U.S. markets. Such investments involve sovereign risk in addition to the normal risks associated with securities of U.S. issuers. These risks include political risks, foreign taxes and exchange controls and currency fluctuations. For example, foreign portfolio investments may fluctuate in value due to changes in currency rates (i.e., other things being equal, the value of foreign investments would increase with a fall in the value of the dollar, and decrease with a rise in the value of the dollar) and control regulations apart from market fluctuations. The Fund may also experience delays in foreign securities settlement.

Depositary Receipts
         The Fund may make foreign investments through the purchase and sale of sponsored or unsponsored American, European and Global Depositary Receipts ("Depositary Receipts"). Depositary Receipts are receipts typically issued by a U.S. or foreign bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. "Sponsored" Depositary Receipts are issued jointly by the issuer of the underlying security and a depository, whereas "unsponsored" Depositary Receipts are issued without participation of the issuer of the deposited security. Holders of unsponsored Depositary Receipts generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts with respect to the deposited securities. Therefore, there may not be a correlation between information concerning the issuer of the security and the market value of an unsponsored Depositary Receipt. Investments in Depositary Receipts involve risks similar to those accompanying direct investments in foreign securities.

Futures Contracts
         A futures contract is a bilateral agreement providing for the purchase and sale of a specified type and amount of a financial instrument, or for the making and acceptance of a cash settlement, at a stated time in the future for a fixed price. By its terms, a futures contract provides for a specified settlement date on which the securities, foreign currency or other financial instrument underlying the contract are delivered, or in the case of securities index futures contracts, the difference between the price at which the contract was entered into and the contract's closing value is settled between the purchaser and seller in cash. Futures contracts differ from options in that they are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. In addition, futures contracts call for settlement only on the expiration date, and cannot be "exercised" at any other time during their term.

         The purchase or sale of a futures contract also differs from the purchase or sale of a security or the purchase of an option in that no purchase price is paid or received. Instead, an amount of cash or cash equivalents, which varies but may be as low as 5% or less of the value of the contract, must be deposited with the broker as "initial margin" as a good faith deposit. This amount is generally maintained in a segregated account at the custodian bank. Subsequent payments to and from the broker, referred to as "variation margin," are made on a daily basis as the value of the index or instrument underlying the futures contract fluctuates, making positions in the futures contracts more or less valuable, a process known as "marking to the market."

         Purchases or sales of stock index futures contracts are used for hedging purposes to attempt to protect the Fund's current or intended investments from broad fluctuations in stock prices. For example, the Fund may sell stock index futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of the Fund's securities portfolio that might otherwise result. If such decline occurs, the loss in value of portfolio securities may be offset, in whole or part, by gains on the futures position. When the Fund is not fully invested in the securities market and anticipates a significant market advance, it may purchase stock index futures contracts in order to gain rapid market exposure that may, in part or entirely, offset increases in the cost of securities that the Fund intends to purchase. As such purchases are made, the corresponding positions in stock index futures contracts will be closed out.

         The Fund may purchase and sell foreign currency futures contracts for hedging purposes to attempt to protect its current or intended investments denominated in foreign currencies from fluctuations in currency exchange rates. Such fluctuations could reduce the dollar value of portfolio securities denominated in foreign currencies, or increase the cost of foreign-denominated securities to be acquired, even if the value of such securities in the currencies in which they are denominated remains constant. The Fund may sell futures contracts on a foreign currency, for example, when it holds securities denominated in such currency and it anticipates a decline in the value of such currency relative to the dollar. In the event such decline occurs, the resulting adverse effect on the value of foreign-denominated securities may be offset, in whole or in part, by gains on the futures contracts. However, if the value of the foreign currency increases relative to the dollar, the Fund's loss on the foreign currency futures contract may or may not be offset by an increase in the value of the securities because a decline in the price of the security stated in terms of the foreign currency may be greater than the increase in value as a result of the change in exchange rates.

         Conversely, the Fund could protect against a rise in the dollar cost of foreign-denominated securities to be acquired by purchasing futures contracts on the relevant currency, which could offset, in whole or in part, the increased cost of such securities resulting from a rise in the dollar value of the underlying currencies. When the Fund purchases futures contracts under such circumstances, however, and the price of securities to be acquired instead declines as a result of appreciation of the dollar, the Fund will sustain losses on its futures position which could reduce or eliminate the benefits of the reduced cost of portfolio securities to be acquired.

         The Fund may also purchase and write options on the types of futures contracts in which the Fund may invest, and enter into related closing transactions. Options on futures are similar to options on securities, as described below, except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract, rather than to actually purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. In the event that an option written by the Fund is exercised, the Fund will be subject to all the risks associated with the trading of futures contracts, such as payment of variation margin deposits. In addition, the writer of an option on a futures contract, unlike the holder, is subject to initial and variation margin requirements on the option position.

         At any time prior to the expiration of a futures contract, a trader may elect to close out its position by taking an opposite position on the contract market on which the position was entered into, subject to the availability of a secondary market, which will operate to terminate the initial position. Likewise, a position in an option on a futures contract may be terminated by the purchaser or seller prior to expiration by effecting a closing purchase or sale transaction, subject to availability of a secondary market, which is the purchase or sale of an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The Fund may realize a profit or a loss when closing out a futures contract or an option on a futures contract.

         To the extent that interest or exchange rates or securities prices move in an unexpected direction, the Fund may not achieve the anticipated benefits of investing in futures contracts and options thereon, or may realize a loss. To the extent that the Fund purchases an option on a futures contract and fails to exercise the option prior to the exercise date, it will suffer a loss of the premium paid. Further, the possible lack of a secondary market could prevent the Fund from closing out its positions relating to futures. See Part B for a further discussion of this investment technique.

Options
         The Fund may write covered call options on individual issues as well as write call options on stock indices. The Fund may also purchase put options on individual issues and on stock indices. The Manager will employ these techniques in an attempt to protect appreciation attained, to offset capital losses and to take advantage of the liquidity available in the option markets. The ability to hedge effectively using options on stock indices will depend, in part, on the correlation between the composition of the index and the Fund's portfolio as well as the price movement of individual securities. The Manager may also write covered call options to achieve income to offset the cost of purchasing put options.

Call Options
         Writing Covered Call Options - A covered call option obligates the Fund to sell one of its securities for an agreed price up to an agreed date. When the Fund writes a call, it receives a premium and agrees to sell the callable securities to a purchaser of a corresponding call during the call period (usually, not more than nine months) at a fixed price regardless of market price changes during the call period. Because the Fund must possess a sufficient amount of the security to meet any potential call while the option is outstanding, the call option is considered to be "covered." The advantage is that the Fund receives premium income for the limited purpose of offsetting the costs of purchasing put options or offsetting any capital loss or decline in the market value of the security. However, if the Manager's forecast is wrong, the Fund may not fully participate in the market appreciation if the security's price rises.

         Writing a Call Option on Stock Indices - Writing a call option on stock indices is similar to the writing of a call option on an individual stock. Stock indices used will include, but not be limited to, the S&P 500, the S&P 100 and the S&P Over-The-Counter ("OTC") 250. While the option is outstanding, the Fund must segregate cash and/or securities sufficient to meet the call.

         Purchasing a Call Option - When the Fund purchases a call option, in return for a premium paid by the Fund to the writer of the option, the Fund obtains the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium upon writing the option, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. The advantage of purchasing call options is that the Fund may alter portfolio characteristics and modify portfolio maturities without incurring the cost associated with portfolio transactions.

Put Options
         Purchasing a Put Option - A put option gives the Fund the right to sell one of its securities for an agreed price up to an agreed date. The advantage is that the Fund can be protected should the market value of the security decline. However, the Fund must pay a premium for this right which would be lost if the option is not exercised.

         Purchasing a Put Option on Stock Indices - Purchasing a protective put option on stock indices is similar to the purchase of protective puts on an individual stock. Indices used will include, but not be limited to, the S&P 500, the S&P 100 and the S&P OTC 250.

         Writing a Put Option - A put option obligates the writer, in return for the premium received, to buy the security underlying the option at the exercise price during the option period, and the purchaser of the option has the right to sell the security to the writer. The Fund will only write put options on a secured basis which means that the Fund will maintain, in a segregated account with its Custodian Bank, cash or U.S. government securities in an amount not less than the exercise price of the option at all times during the option period. The advantage is that the writer receives premium income while the purchaser can be protected should the market value of the security decline.

         Closing Transactions - Closing transactions essentially let the Fund offset a put option or covered call option prior to its exercise or expiration. If the Fund cannot effect a closing transaction, it may have to hold a security it would otherwise sell or deliver a security it might want to hold.

Short Sales
         The Fund may make short sales in an attempt to protect against market declines. Typically, short sales are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. The Fund may borrow the security sold short in order to make delivery on the sale. At the time a short sale is effected, the Fund incurs an obligation to replace the security borrowed at whatever its price may be at the time the Fund purchases it for redelivery to the lender. The price at such time may be more or less than the price at which the security was sold by the Fund. When a short sale transaction is closed out by redelivery of the security, any gain or loss on the transaction is taxable as capital gain or loss. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest which accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

         While the short position is open and until the Fund replaces a borrowed security in connection with a short sale, the Fund will be required to maintain daily a segregated account, containing cash or securities, marked to market daily, at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will at all times be equal to at least 100% of the current value of the security sold short, and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short.

         The Fund will incur a loss as a result of a short sale if the price of the security sold short increases between the date of the short sale and the date on which the Fund replaces the borrowed security; conversely, the Fund will realize a gain if the security declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium or amounts in lieu of interest the Fund may be required to pay in connection with a short sale.

         In addition to the short sales discussed above, the Fund also may make short sales "against the box," a transaction in which the Fund enters into a short sale of a security which the Fund owns. The proceeds of the short sale are held by a broker until the settlement date, at which time the Fund delivers the security to close the short position. The Fund receives the net proceeds from the short sale. Because the Fund already owns the security, it is not required to segregate cash and/or securities, although it is required to segregate the security in the amount sold short against the box.

         The ability of the Fund to effect short sales may be limited because of certain requirements the Fund must satisfy to maintain its status as a regulated investment company. See Accounting and Tax Issues - Other Tax Requirements in Part B.

Restricted/Illiquid Securities
         The Fund may invest in restricted securities, including securities eligible for resale without registration pursuant to Rule 144A ("Rule 144A Securities") under the Securities Act of 1933 ("1933 Act"). Rule 144A exempts many privately placed and legally restricted securities from the registration requirements of the 1933 Act and permits such securities to be freely traded among certain institutional buyers such as the Fund.

         The Fund may invest no more than 15% of the value of its net assets in illiquid securities. Illiquid securities, for purposes of this policy, include repurchase agreements maturing in more than seven days.

         While maintaining oversight, the Board of Directors has delegated to the Fund's Manager the day-to-day functions of determining whether or not individual Rule 144A Securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. The Board has instructed the Fund's Manager to consider the following factors in determining the liquidity of a Rule 144A
Security: (i) the frequency of trades and trading volume for the security; (ii) whether at least three dealers are willing to purchase or sell the security and the number of potential purchasers; (iii) whether at least two dealers are making a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).

         If the Manager determines that a Rule 144A Security which was previously determined to be liquid is no longer liquid and, as a result, the Fund's holdings of illiquid securities exceed the 15% limit on investment in such securities, the Manager will determine what action shall be taken to ensure that the Fund continues to adhere to such limitation.

Short-Term Investments
         The short-term investments in which the Fund will invest are:

         (1) Time deposits, certificates of deposit (including marketable variable rate certificates of deposit) and bankers' acceptances issued by a U.S. commercial bank. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits maturing in more than seven days will not be purchased by the Fund, and time deposits maturing from two business days through seven calendar days will not exceed 15% of the Fund's total assets. Certificates of deposit are negotiable short-term obligations issued by commercial banks against funds deposited in the issuing institution. Variable rate certificates of deposit are certificates of deposit on which the interest rate is periodically adjusted prior to their stated maturity based upon a specified market rate. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods).

         The Fund will not invest in any security issued by a commercial bank unless (i) the bank has total assets of at least $1 billion or, in the case of a bank which does not have total assets of at least $1 billion, the aggregate investment made in any one such bank is limited to $100,000 and the principal amount of such investment is insured in full by the Federal Deposit Insurance Corporation, (ii) it is a member of the Federal Deposit Insurance Corporation, and (iii) the bank or its securities have received the highest quality rating by a nationally-recognized statistical rating organization;

         (2) Commercial paper with the highest quality rating by a nationally-recognized statistical rating organization (e.g., A-1 by S&P or Prime-1 by Moody's) or, if not so rated, of comparable quality as determined by the Fund's investment adviser;

         (3) Short-term corporate obligations with the highest quality rating by a nationally-recognized statistical rating organization (e.g., AAA by S&P or Aaa by Moody's) or, if not so rated, of comparable quality as determined by the Fund's investment adviser;

         (4) U.S. government securities; and

         (5) Repurchase agreements collateralized by securities listed below.

         See Appendix A of Part B for a description of applicable ratings.

When-Issued and Delayed Delivery Securities
         The Fund may purchase securities on a when-issued or delayed delivery basis. In such transactions, instruments are purchased with payment and delivery taking place in the future in order to secure what is considered to be an advantageous yield or price at the time of the transaction. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment. The Fund will maintain with its Custodian Bank a separate account with a segregated portfolio of securities in an amount at least equal to these commitments. The payment obligation and the interest rates that will be received are each fixed at the time the Fund enters into the commitment and no interest accrues to the Fund until settlement. Thus, it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. It is a current policy of the Fund not to enter into when-issued commitments exceeding in the aggregate 15% of the market value of the its total assets less liabilities other than the obligations created by these commitments.

Repurchase Agreements
         In order to invest its short-term cash reserves or when in a temporary defensive posture, the Fund may enter into repurchase agreements with banks or broker/dealers deemed to be creditworthy by its Manager, under guidelines approved by the Board of Directors. A repurchase agreement is a short-term investment in which the purchaser (i.e., the Fund) acquires ownership of a debt security and the seller agrees to repurchase the obligation at a future time and set price, thereby determining the yield during the purchaser's holding period. Generally, repurchase agreements are of short duration, often less than one week but on occasion for longer periods. Not more than 15% of the Fund's assets may be invested in illiquid assets, including repurchase agreements of over seven days' maturity. Should an issuer of a repurchase agreement fail to repurchase the underlying security, the loss, if any, would be the difference between the repurchase price and the market value of the security. The Fund will limit its investments in repurchase agreements to those which its Manager under guidelines of the Board of Directors determines to present minimal credit risks and which are of high quality. In addition, the Fund must have collateral of at least 102% of the repurchase price, including the portion representing the Fund's yield under such agreements, which is monitored on a daily basis.

Securities Lending Activities
         The Fund may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions.

         The major risk to which the Fund would be exposed on a loan transaction is the risk that the borrower would go bankrupt at a time when the value of the security goes up. Therefore, the Fund will only enter into loan arrangements after a review of all pertinent facts by the investment adviser, subject to overall supervision by the Board of Directors, including the creditworthiness of the borrowing broker, dealer or institution and then only if the consideration to be received from such loans would justify the risk. Creditworthiness will be monitored on an ongoing basis by the management for the Fund.

Borrowing from Banks
         The Fund may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. The Fund will not borrow money in excess of one-third of the value of its net assets. The Fund has no intention of increasing its net income through borrowing. Any borrowing will be done from a bank and, to the extent that such borrowing exceeds 5% of the value of the Fund's net assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter (not including Sundays or holidays, or such longer period as the Securities and Exchange Commission may prescribe by rules and regulations), reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. The Fund will not pledge more than 10% of its net assets, or issue senior securities as defined in the 1940 Act, except for notes to banks. Investment securities will not be purchased while the Fund has an outstanding borrowing.

High Yield Securities
         The Fund will invest in convertible fixed-income securities for their equity characteristics and without respect to investment ratings. As a result, the Fund may hold convertible fixed-income securities which are rated below investment grade (i.e., rated below BBB by S&P or Baa by Moody's). See Appendix A - Ratings to this Prospectus for more rating information. Below investment grade fixed-income securities are considered to be of poor standing and predominantly speculative. Such securities are subject to a substantial degree of credit risk.

         In the past, in the opinion of the Manager, the high yields from these bonds have more than compensated for their higher default rates. There can be no assurance, however, that yields will continue to offset default rates on these bonds in the future. The Manager intends to maintain an adequately diversified portfolio of these bonds. While diversification can help to reduce the effect of an individual default on the Fund, there can be no assurance that diversification will protect the Fund from widespread bond defaults brought about by a sustained economic downturn.

         Medium and low-grade bonds held by the Fund may be issued as a consequence of corporate restructurings, such as leveraged buy-outs, mergers, acquisitions, debt recapitalizations or similar events. Also these bonds are often issued by smaller, less creditworthy companies or by highly leveraged (indebted) firms, which are generally less able than more financially stable firms to make scheduled payments of interest and principal. The risks posed by bonds issued under such circumstances are substantial.

         The economy and interest rates may affect these high yield, high risk securities differently than other securities. Prices have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic changes or individual corporate developments. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. Changes by recognized rating agencies in their rating of any security and in the ability of an issuer to make payments of interest and principal will also ordinarily have a more dramatic effect on the values of these investments than on the values of higher-rated securities. Such changes in value will not affect cash income derived from these securities, unless the issuers fail to pay interest or dividends when due. Such changes will, however, affect the Fund's net asset value per share.

Investment Company Securities
         Any investments that the Fund makes in either closed-end or open-end investment companies will be limited by the 1940 Act, and would involve an indirect payment of a portion of the expenses, including advisory fees, of such other investment companies. Under the 1940 Act's current limitations, the Fund may not (1) own more than 3% of the voting stock of another investment company;
(2) invest more than 5% of the Fund's total assets in the shares of any one investment company; nor (3) invest more than 10% of the Fund's total assets in shares of other investment companies. If the Fund elects to limit its investment in other investment companies to closed-end investment companies, the 3% limitation described above is increased to 10%. These percentage limitations also apply to the Fund's investments in unregistered investment companies. Among investment companies in which the Fund may invest subject to the above limitations are certain exchange traded investment companies which replicate U.S. or foreign stock indices, such as SPDRs or WWEBs.

APPENDIX A - RATINGS

General Rating Information

Bonds

Moody's Investors           Aaa          Highest quality, smallest degree of investment risk.
Service, Inc.               Aa           High quality; together with Aaa bonds, they compose the high-grade bond group
                            A            Upper-medium-grade obligations; many favorable investment attributes.
                            Baa          Medium-grade obligations; neither highly protected nor poorly secured. Interest and principal appear adequate for the present, but certain protective elements mat be lacking or may be unreliable over any great length of time.
                            Ba           More uncertain with speculative elements. Protective of interest and principal payments not well safeguarded in good and bad times.
                            B            Lack characteristics of desirable investment; potentially low assurance of timely interest and principal payments or maintenance of other contract terms over time.
                            Caa          Poor standing, may be in default; elements of danger with respect to principal or interest payments.
                            Ca           Speculative in high degree; could be in default or have other marked shortcomings.
                            C            Lowest rated. Extremely poor prospects of ever attaining investment standing.

Standard & Poor's           AAA          Highest rating; extremely strong capacity to pay principal and interest.
Corporation                 AA           High quality; very strong capacity to pay principal and interest.
                            A            Strong capacity to pay principal and interest; somewhat more susceptible to the adverse effects of changing circumstances and economic conditions.
                            BBB          Adequate capacity to pay principal and interest; normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances more likely to lead to weakened capacity to pay principal and interest than for higher-rated bonds.
                            BB, B,       Predominantly speculative with respect to the issuer's capacity to meet required
                            CCC, CC      interest and principal payments. BB-lowest degree of speculation; CC-the highest degree of speculation. Quality and protective characteristics outweighed by large uncertainties or major risk exposure to adverse conditions.
                            D            In default.


Fitch Investors             AAA          Highest quality; obligor has exceptionally strong ability to pay interest and
Service, Inc.                            repay principal, which is unlikely to be affected by reasonably foreseeable events.
                            AA           Very high quality; obligor's ability to pay interest and repay principal is very strong. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.
                            A            High quality; obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than higher-rated bonds.


                            BBB          Satisfactory credit quality; obligor's ability to pay interest and repay principal is considered adequate. Unfavorable changes in economic conditions and circumstances are more likely to adversely affect these bonds and impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for higher-rated bonds.

                            BB,          Not investment grade; predominantly speculative with respect to the issuer's
                            CCC,         capacity to repay interest and repay principal in accordance with the terms of
                            CC, C        the obligation for bond issues not in default. BB is the least speculative. C is the most speculative.


                                                           -53-

For more information contact Delaware Investments at 800-828-5052.

INVESTMENT MANAGER
Delaware Management Company
One Commerce Square
Philadelphia, PA 19103

NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
1818 Market Street
Philadelphia, PA 19103

SHAREHOLDER SERVICING,
DIVIDEND DISBURSING,
ACCOUNTING SERVICES
AND TRANSFER AGENT
Delaware Service Company, Inc.
1818 Market Street
Philadelphia, PA 19103

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
One Commerce Square
Philadelphia, PA 19103

INDEPENDENT AUDITORS
Ernst & Young LLP
Two Commerce Square
Philadelphia, PA 19103

CUSTODIAN
The Chase Manhattan Bank
4 Chase Metrotech Center
Brooklyn, NY 11245


--------------------------------------------------------------------------------


DIVERSIFIED VALUE FUND

--------------------------------------------------------------------------------


INSTITUTIONAL

--------------------------------------------------------------------------------










P R O S P E C T U S

--------------------------------------------------------------------------------

September___, 1998




DELAWARE(SM)
INVESTMENTS
===========

                              SUBJECT TO COMPLETION


DIVERSIFIED VALUE FUND                                               PROSPECTUS
INSTITUTIONAL CLASS SHARES                                 September     , 1998


                   1818 Market Street, Philadelphia, PA 19103

                           For more information about
                   Diversified Value Fund Institutional Class call Delaware Investments at 800-828-5052.


         This Prospectus describes shares of the Diversified Value Fund series (the "Fund") of Delaware Group Equity Funds II, Inc. ("Equity Funds II, Inc."), a professionally-managed mutual fund of the series type. The objective of the Fund is capital appreciation with current income as a secondary objective. The Fund seeks to achieve this objective by investing primarily in dividend paying stocks and income producing securities that are convertible into common stocks.

         The Fund offers Diversified Value Fund Institutional Class (the
"Class").


         INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO THESE SECURITIES HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. THESE SECURITIES MAY NOT BE SOLD NOR MAY OFFERS TO BUY BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF THESE SECURITIES IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.

         This Prospectus relates only to the Class listed above and sets forth information that you should read and consider before you invest. Please retain it for future reference. The Fund's Statement of Additional Information ("Part B" of Equity Funds II, Inc.'s registration statement), dated September , 1998, as it may be amended from time to time, contains additional information about the Fund and has been filed with the Securities and Exchange Commission ("SEC"). Part B is incorporated by reference into this Prospectus and is available, without charge, by writing to Delaware Distributors, L.P. at the above address or by calling the above numbers. The Fund's financial statements will appear in its Annual Report, which will accompany any response to requests for Part B. The SEC also maintains a Web site (http://www.sec.gov) that contains Part B, material incorporated by reference into Equity Funds II, Inc.'s registration statement, and other information regarding registrants that electronically file with the SEC.

         The Fund also offers Diversified Value Fund A Class, Diversified Value Fund B Class and Diversified Value Fund C Class. Shares of these classes are subject to sales charges and other expenses, which may affect their performance. A prospectus for these classes can be obtained by writing to Delaware Distributors, L.P. at the above address or by calling 800-523-4640.

TABLE OF CONTENTS

Cover Page                                   Redemption and Exchange
Synopsis                                     Dividends and Distributions
Summary of Expenses                          Taxes
Investment Objective and Policies            Calculation of Net Asset
      Suitability                                  Value Per Share
      Investment Strategy                    Management of the Fund
Classes of Shares                            Other Investment Policies and
How to Buy Shares                                  Risk Considerations
                                             Appendix A - Ratings


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

BE SURE TO CONSULT YOUR FINANCIAL ADVISER WHEN MAKING INVESTMENTS. MUTUAL FUNDS CAN BE A VALUABLE PART OF YOUR FINANCIAL PLAN; HOWEVER, SHARES OF THE FUND ARE NOT FDIC OR NCUSIF INSURED, ARE NOT GUARANTEED BY ANY BANK OR ANY CREDIT UNION, ARE NOT OBLIGATIONS OF ANY BANK OR ANY CREDIT UNION, AND INVOLVE INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED. SHARES OF THE FUND ARE NOT BANK OR CREDIT UNION DEPOSITS.

SYNOPSIS

Investment Objective
      The objective of the Fund is capital appreciation with current income as a secondary objective. The Fund seeks to achieve this objective by investing primarily in dividend paying stocks and income producing securities that are convertible into common stocks. For further details, see Investment Objective and Policies and Other Investment Policies and Risk Considerations.

Risk Factors and Special Considerations
      The Fund has the ability to enter into options and futures transactions for hedging purposes to attempt to counterbalance portfolio volatility. There are risks that result from the use of options and futures and the investor should review the description of these risks in this Prospectus. See Futures Contracts and Options under Other Investment Policies and Risk Considerations.

      The Fund may invest up to 20% of its total assets directly or indirectly in foreign securities. Such investments involve certain risk and opportunity considerations not typically associated with investing in United States companies. See Foreign Securities under Other Investment Policies and Risk Considerations.

Investment Manager, Distributor and Transfer Agent
      Delaware Management Company (the "Manager") furnishes investment management services to the Fund, subject to the supervision and direction of Equity Funds II, Inc.'s Board of Directors. The Manager also provides investment management services to certain of the other funds in the Delaware Investments family. Delaware Distributors, L.P. (the "Distributor") is the national distributor for the Fund and for all of the other mutual funds in the Delaware Investments family. Delaware Service Company, Inc. (the "Transfer Agent") is the shareholder servicing, dividend disbursing, accounting services and transfer agent for the Fund and for all of the other mutual funds in the Delaware Investments family. See Summary of Expenses and Management of the Fund for further information regarding the Manager and the fees payable under the Fund's Investment Management Agreement.

Purchase Price
      Shares of the Class offered by this Prospectus are available at net asset value, without a front-end or contingent deferred sales charge, and are not subject to distribution fees under a Rule 12b-1 distribution plan.
See Classes of Shares.

Redemption and Exchange
         Shares of the Class are redeemed or exchanged at the net asset value calculated after receipt of the redemption or exchange request. See Redemption and Exchange.

Open-End Investment Company
             Equity Funds II, Inc., which was organized as a Maryland corporation in 1983, is an open-end management investment company. The Fund's portfolio of assets is diversified as defined by the Investment Company Act of 1940 (the "1940 Act"). Equity Funds II, Inc. was previously organized as a Delaware corporation in 1956. See Shares under Management of the Fund.

SUMMARY OF EXPENSES


                         Shareholder Transaction Expenses
---------------------------------------------------------------------------

Maximum Sales Charge Imposed on Purchases
(as a percentage of offering price).........................          None

Maximum Sales Charge Imposed on Reinvested
Dividends (as a percentage of offering price)...............          None

Exchange Fees...............................................          None*

                            Annual Operating Expenses
                  (as a percentage of average daily net assets)
---------------------------------------------------------------------------
Management Fees.............................................          0.16%

12b-1 Fees..................................................          None

Other Operating Expenses....................................          0.59%+
                                                                      -----

          Total Operating Expenses..........................          0.75%+
                                                                      =====


*Exchanges are subject to the requirements of each fund and a front-end sales charge may apply.

+"Total Operating Expenses" and "Other Operating Expenses" for the Class are based on estimated amounts for the first full fiscal year of the Class, after giving effect to the voluntary expense waiver. The Manager has elected voluntarily to waive that portion, if any, of the annual management fees payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the Total Operating Expenses of the Fund (exclusive of 12b-1 Plan expenses, taxes, interest, brokerage commissions and extraordinary expenses) do not exceed, on an annualized basis, 0.75% of the average daily net assets of the Class from the commencement of the public offering of Class through February 28, 1999. If the voluntary expense waivers were not in effect, it is estimated that the "Total Operating Expenses," as a percentage of average daily net assets, would be 1.24% for the Class' first full fiscal year, reflecting management fees of 0.65%.

         For expense information about Diversified Value Fund A Class, B Class and C Class, see the separate prospectus relating to those classes.

         The following example illustrates the expenses that an investor would pay on a $1,000 investment over various time periods, assuming (1) a 5% annual rate of return, and (2) redemption at the end of each time period. The Fund charges no redemption fees. The following example assumes the voluntary waiver of the management fee and payment of expenses by the Manager as discussed in this Prospectus.


                                            1 year            3 years
                                            ------            -------
                                              $0                $00

This example should not be considered a representation of past or future expenses or performance. Actual expenses may be greater or less than those shown.

         The purpose of the above tables is to assist the investor in understanding the various costs and expenses that an investor in the Class will bear directly or indirectly.

INVESTMENT OBJECTIVES AND POLICIES

SUITABILITY
         The Fund may be suitable for the investor interested in long term capital appreciation and the potential for income from dividend paying stocks. Because current income is a secondary objective of the Fund, the Fund is not suitable as an investment vehicle for investors whose primary investment goal is current income.

         Naturally, the Fund cannot assure a specific rate of return or that principal will be protected. The value of the Fund's shares can be expected to move up and down depending upon market conditions. Consequently, appreciation may be obtained in periods of generally rising markets, while in declining markets, the value of its shares may, decline. For this reason, the Fund is not appropriate for short-term investors. However, through the prudent security selection and supervision of its portfolio, the Fund will strive to achieve its objective set forth above.

         Investors should not consider a purchase of shares of the Fund as equivalent to a complete investment program. Delaware Investments includes a family of funds, generally available through registered investment dealers, which may be used together to create a more complete investment program.

INVESTMENT STRATEGY
         The investment objective of Diversified Value Fund is to achieve capital appreciation with current income as a secondary objective. The Fund seeks to achieve this objective by investing primarily in dividend paying stocks and income producing securities that are convertible into common stocks. The Fund will generally invest in companies currently having a market capitalization of at least $1 billion. The Manager seeks companies that have one or more of the following characteristics in relation to the market as represented by the S&P 500 Index: a lower price-to-earnings ratio; a lower price-to-cash flow ratio; a lower price-to-book ratio; or favorable trends in earnings estimates.

         The Manager ranks a broad universe of stocks using quantitative models that assess each company on a variety of value and growth characteristics such as those mentioned above. Generally speaking, a value orientation focuses on stocks that the Manager believes are undervalued in price and will eventually be recognized by the market. A growth oriented strategy, on the other hand, typically concentrates on stocks with earnings that the Manager believes will grow faster than the overall market. A composite ranking is generated which seeks to identify companies with favorable valuations and/or improving fundamentals. The Manager will then perform qualitative assessments of these companies in selecting securities which the Manager believes will best help the Fund achieve its objectives. In selecting portfolio securities, the Manger will structure a portfolio that is weighted towards those securities that are more highly ranked by the quantitative models.

         While it is anticipated that the Fund will invest principally in common stock and securities that are convertible into common stock, the Fund may invest in all available types of equity securities, including without limitation, preferred stock and warrants. Investments in equity securities other than common stock or securities that are convertible into common stock will be made when such securities are more attractively priced relative to the underlying common stock. Such investments may be made in any proportion deemed prudent under existing market and economic conditions. Convertible securities include preferred stock and debentures that pay a stated interest rate or dividend and are convertible into common stock at an established ratio. These securities, which are usually priced at a premium to their conversion value, may allow the Fund to receive current income while participating to some extent in any appreciation in the underlying common stock. The value of a convertible security tends to be affected by changes in interest rates as well as factors affecting the market value of the underlying common stock. See Other Investment Policies and Risk Considerations.

         The Fund will invest in convertible fixed-income securities for their equity characteristics and without respect to investment ratings. As a result, the Fund may hold convertible fixed-income securities which are rated below investment grade (i.e., rated below BBB by Standard & Poor's Ratings Group ("S&P") or Baa by Moody's Investors Service, Inc. ("Moody's")). Although such securities entail higher risks, they are typically less risky than similarly rated non-convertible fixed-income securities by virtue of the convertibility feature. See High-Yield Securities under Other Investment Policies and Risk Considerations

         Up to 20% of the Fund's total assets may be invested directly or indirectly in foreign securities, including investments in American, European and Global Depositary Receipts. See Foreign Investment Information under Other Investment Policies and Risk Considerations.

         The Fund may enter into futures contracts on stocks, stock indices and foreign currencies, and purchase or sell options on such futures contracts. These activities will not be entered into for speculative purposes, but rather for hedging purposes and to facilitate the ability to quickly deploy into the stock market the Fund's positions in cash, short-term debt securities and other money market instruments, at times when the Fund's assets are not fully invested in equity securities. Such positions will generally be eliminated when it becomes possible to invest in securities that are appropriate for the Fund. See Futures Contracts and Options under Other Investment Policies and Risk Considerations.

         The Fund may hold cash or invest in short-term debt securities and other money market instruments when, in the Manager's opinion, such holdings are prudent given then prevailing market conditions. The Fund may also invest in such instruments pending investment by the Fund of proceeds from the sale of portfolio securities or proceeds from new sales of Fund shares pending investment in other types of securities for the Fund or to maintain sufficient liquidity to meet redemptions. All such short-term investments will be of the highest quality as determined by a nationally-recognized statistical rating organization (e.g., AAA by S&P or Aaa by Moody's) or, if unrated, judged to be of comparable quality as determined by the Manager. See Short-Term Investments under Other Investment Policies and Risk Considerations.

         The Fund will constantly strive to achieve its objectives and, in investing to do so, may hold securities for any period of time. To the extent the Fund engages in short-term trading in attempting to achieve its objectives, it may increase the turnover rate and incur larger brokerage commissions and other expenses than might otherwise be the case.

         The Fund may also engage in short sales. See Short Sales under Other Investment Policies and Risk Considerations.

         Although the Fund will constantly strive to attain its objective, there can be no assurance that it will be attained. The objective of the Fund may be changed without shareholder approval. For a description of the Fund's other investment policies, see Other Investment Policies and Risk Considerations. Part B sets for other investment restrictions.

CLASSES OF SHARES

         The Distributor serves as the national distributor for the Fund. Shares of the Class may be purchased directly by contacting the Fund or its agent or through authorized investment dealers. All purchases of shares of the Class are at net asset value. There is no front-end or contingent deferred sales charge.

         Investment instructions given on behalf of participants in an employer-sponsored retirement plan are made in accordance with directions provided by the employer. Employees considering purchasing shares of the Class as part of their retirement program should contact their employer for details.

         Shares of the Class are available for purchase only by: (a) retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans; (b) tax-exempt employee benefit plans of the Manager, or its affiliates and securities dealer firms with a selling agreement with the Distributor; (c) institutional advisory accounts of the Manager or its affiliates and those having client relationships with Delaware Investment Advisers, a division of the Manager, or its affiliates and their corporate sponsors, as well as subsidiaries and related employee benefit plans and rollover individual retirement accounts from such institutional advisory accounts; (d) a bank, trust company and similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee; and (e) registered investment advisers investing on behalf of clients that consist solely of institutions and high net-worth individuals having at least $1,000,000 entrusted to the adviser for investment purposes, but only if the adviser is not affiliated or associated with a broker or dealer and derives compensation for its services exclusively from its clients for such advisory services.

Diversified Value Fund A Class, Diversified Value Fund B Class and Diversified
         Value Fund C Class

      In addition to offering Diversified Value Fund Institutional Class, the Fund also offers Diversified Value Fund A Class, Diversified Value Fund B Class and Diversified Value Fund C Class, which are described in a separate prospectus. Shares of Diversified Value Fund A Class, Diversified Value Fund B Class and Diversified Value Fund C Class may be purchased through authorized investment dealers or directly by contacting the Fund or its Distributor. Class A Shares, Class B Shares and Class C Shares may have different sales charges and other expenses which may affect performance. To obtain a prospectus relating to such classes, contact the Distributor by writing to the address or by calling the phone number listed on the cover of this Prospectus.

HOW TO BUY SHARES

         The Fund makes it easy to invest by mail, by wire, by exchange and by arrangement with your investment dealer. In all instances, investors must qualify to purchase shares of the Class.

Investing Directly by Mail
1. Initial Purchases--An Investment Application, or in the case of a retirement account, an appropriate retirement plan application, must be completed, signed and sent with a check payable to Diversified Value Fund Institutional Class, to Delaware Investments at 1818 Market Street, Philadelphia, PA 19103.

2. Subsequent Purchases--Additional purchases may be made at any time by mailing a check payable to Diversified Value Fund Institutional Class. Your check should be identified with your name(s) and account number.

Investing Directly by Wire
         You may purchase shares by requesting your bank to transmit funds by wire to CoreStates Bank, N.A., ABA #031000011, account number 1412893401 (include your name(s) and your account number).

1. Initial Purchases--Before you invest, telephone the Fund's Client Services Department at 800-828-5052 to get an account number. If you do not call first, it may delay processing your investment. In addition, you must promptly send your Investment Application, or in the case of a retirement account, an appropriate retirement plan application, for Diversified Value Fund Institutional Class, to Delaware Investments at 1818 Market Street, Philadelphia, PA 19103.

2. Subsequent Purchases--You may make additional investments anytime by wiring funds to CoreStates Bank, N.A., as described above. You must advise your Client Services Representative by telephone at 800-828-5052 prior to sending your wire.

Investing by Exchange
         If you have an investment in another mutual fund in the Delaware Investments family and you qualify to purchase shares of the Class, you may write and authorize an exchange of part or all of your investment into the Fund. However, shares of Diversified Value Fund B Class and Diversified Value Fund C Class and Class B Shares and Class C Shares of the other funds in the Delaware Investments family offering such a class of shares may not be exchanged into the Class. If you wish to open an account by exchange, call your Client Services Representative at 800-828-5052 for more information. See Redemption and Exchange for more complete information concerning your exchange privileges.

Investing through Your Investment Dealer
         You can make a purchase of Fund shares through most investment dealers who, as part of the service they provide, must transmit orders promptly to the Fund. They may charge for this service.

Purchase Price and Effective Date
         The purchase price (net asset value) is determined as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open.

         The effective date of a purchase made through an investment dealer is the date the order is received by the Fund, its agent or designee. The effective date of a direct purchase is the day your wire, electronic transfer or check is received, unless it is received after the time the share price is determined, as noted above. Purchase orders received after such time will be effective the next business day.

The Conditions of Your Purchase
         The Fund reserves the right to reject any purchase order. If a purchase is canceled because your check is returned unpaid, you are responsible for any loss incurred. The Fund can redeem shares from your account(s) to reimburse itself for any loss, and you may be restricted from making future purchases in any of the funds in the Delaware Investments family. The Fund reserves the right to reject purchase orders paid by third-party checks or checks that are not drawn on a domestic branch of a United States financial institution. If a check drawn on a foreign financial institution is accepted, you may be subject to additional bank charges for clearance and currency conversion.

         The Fund also reserves the right, upon 60 days' written notice, to involuntarily redeem accounts that remain under $250 as a result of redemptions.

REDEMPTION AND EXCHANGE

         Redemption and exchange requests made on behalf of participants in an employer-sponsored retirement plan are made in accordance with directions provided by the employer. Employees should therefore contact their employer for details.

         Your shares will be redeemed or exchanged based on the net asset value next determined after the Fund receives your request in good order. For example, redemption and exchange requests received in good order after the time the net asset value of shares is determined, as noted above, will be processed on the next business day. See Purchase Price and Effective Date under How to Buy Shares. Except as otherwise noted below, for a redemption request to be in "good order," you must provide your Class account number, account registration, and the total number of shares or dollar amount of the transaction. With regard to exchanges, you must also provide the name of the fund you want to receive the proceeds. Exchange instructions and redemption requests must be signed by the record owner(s) exactly as the shares are registered. You may request a redemption or an exchange by calling the Fund at 800-828-5052. Redemption proceeds will be distributed promptly, as described below, but not later than seven days after receipt of a redemption request.

         All exchanges involve a purchase of shares of the fund into which the exchange is made. As with any purchase, an investor should obtain and carefully read that fund's prospectus before buying shares in an exchange. The prospectus contains more complete information about the fund, including charges and expenses.

         The Fund will process written and telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already settled. The Fund will honor redemption requests as to shares for which a check was tendered as payment, but the Fund will not mail or wire the proceeds until it is reasonably satisfied that the check has cleared, which may take up to 15 days from the purchase date. You can avoid this potential delay if you purchase shares by wiring Federal Funds. The Fund reserves the right to reject a written or telephone redemption request or delay payment of redemption proceeds if there has been a recent change to the shareholder's address of record.

         Shares of the Class may be exchanged into any other Delaware Group mutual fund, provided: (1) the investment satisfies the eligibility and other requirements set forth in the prospectus of the fund being acquired, including the payment of any applicable front-end sales charge; and (2) the shares of the fund being acquired are in a state where that fund is registered. If exchanges are made into other shares that are eligible for purchase only by those permitted to purchase shares of the Class, such exchange will be exchanged at net asset value. Shares of the Class may not be exchanged into Class B Shares or Class C Shares of the funds in the Delaware Investments family. The Fund may suspend, terminate or amend the terms of the exchange privilege upon 60 days' written notice to shareholders.

         Various redemption and exchange methods are outlined below. No fee is charged by the Fund or the Distributor for redeeming or exchanging your shares, although in the case of an exchange, a sales charge may apply. You may also have your investment dealer arrange to have your shares redeemed or exchanged. Your investment dealer may charge for this service.

         All authorizations given by shareholders, including selection of any of the features described below, shall continue in effect until such time as a written revocation or modification has been received by the Fund or its agent.

Written Redemption and Exchange
         You can write to the Fund at 1818 Market Street, Philadelphia, PA 19103 to redeem some or all of your shares or to request an exchange of any or all of your shares into another mutual fund in the Delaware Investments family, subject to the same conditions and limitations as other exchanges noted above. The request must be signed by all owners of the account or your investment dealer of record.

         For redemptions of more than $50,000, or when the proceeds are not sent to the shareholder(s) at the address of record, the Fund requires a signature by all owners of the account and may require a signature guarantee. Each signature guarantee must be supplied by an eligible guarantor institution. The Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Fund may require further documentation from corporations, executors, retirement plans, administrators, trustees or guardians.

          Payment is normally mailed the next business day after receipt of your redemption request. Certificates are issued for shares only if you submit a specific request. If your shares are in certificate form, the certificate must accompany your request and also be in good order.

         You also may submit your written request for redemption or exchange by facsimile transmission at the following number: 215-255-8864.

Telephone Redemption and Exchange
         To get the added convenience of the telephone redemption and exchange methods, you must have the Transfer Agent hold your shares (without charge) for you. If you choose to have your shares in certificate form, you may redeem or exchange only by written request and you must return your certificates.

         The Telephone Redemption--Check to Your Address of Record service and the Telephone Exchange service, both of which are described below, are automatically provided unless you notify the Fund in writing that you do not wish to have such services available with respect to your account. The Fund reserves the right to modify, terminate or suspend these procedures upon 60 days' written notice to shareholders. It may be difficult to reach the Fund by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests.

         Neither the Fund nor its Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine. With respect to such telephone transactions, the Fund will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, the Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. A written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone. By exchanging shares by telephone, you are acknowledging prior receipt of a prospectus for the fund into which your shares are being exchanged.

Telephone Redemption-Check to Your Address of Record
         You or your investment dealer of record can have redemption proceeds of $50,000 or less mailed to you at your record address. Checks will be payable to the shareholder(s) of record. Payment is normally mailed the next business day after receipt of the redemption request.

Telephone Redemption-Proceeds to Your Bank
         Redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check. You should authorize this service when you open your account. If you change your predesignated bank account, you must submit a written authorization and you may need to have your signature guaranteed. For your protection, your authorization must be on file. If you request a wire, your funds will normally be sent the next business day. If you ask for a check, it will normally be mailed the next business day after receipt of your redemption request to your predesignated bank account. There are no fees for this redemption method, but the mail time may delay getting funds into your bank account. Simply call your Client Services Representative prior to the time the net asset value is determined, as noted above.

Telephone Exchange
         You or your investment dealer of record can exchange shares into any fund in the Delaware Investments family under the same registration. As with the written exchange service, telephone exchanges are subject to the same conditions and limitations as other exchanges noted above. Telephone exchanges may be subject to limitations as to amounts or frequency.

DIVIDENDS AND DISTRIBUTIONS

         Equity Funds II, Inc. currently intends to make payments from the Fund's net investment income once a year. Payments from the Fund's net realized securities profits will be made during the first quarter of the next fiscal year.

         Each class of the Fund will share proportionately in the investment income and expenses of the Fund, except that the Class will not incur distribution fees under the Rule 12b-1 Plans which, absent any applicable fee waiver, apply to Diversified Value Fund A Class, B Class and C Class.

         Both dividends and distributions, if any, are automatically reinvested in your account at net asset value.

TAXES

The tax discussion set forth below is included for general information only. Investors should consult their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in the Fund.

         On August 5, 1997, President Clinton signed into law the Taxpayer Relief Act of 1997 (the "1997 Act"). This new law makes sweeping changes in the Code. Because many of these changes are complex, and only indirectly affect the Fund and its distributions to you, they are discussed in Part B. Changes in the treatment of capital gains, however, are discussed in this section.

         The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). As such, the Fund will not be subject to federal income tax, or to any excise tax, to the extent its earnings are distributed as provided in the Code and by satisfying certain other requirements relating to the sources of its income and diversification of its assets.

         The Fund intends to distribute substantially all of its net investment income and net capital gains, if any. Dividends from net investment income or net short-term capital gains will be taxable to those investors who are subject to income taxes as ordinary income, whether received in cash or in additional shares.

         Distributions paid by the Fund from long-term capital gains, whether received in cash or in additional shares, are taxable to those investors who are subject to income taxes as long-term capital gains, regardless of the length of time an investor has owned shares in the Fund. The Fund does not seek to realize any particular amount of capital gains during a year; rather, realized gains are a by-product of Fund management activities. Consequently, capital gains distributions may be expected to vary considerably from year to year. Also, for those investors subject to tax, if purchases of shares in the Fund are made shortly before the record date for a dividend or capital gains distribution, a portion of the investment will be returned as a taxable distribution.

The Treatment of Capital Gain Distributions under the Taxpayer Relief Act of
1997
         The 1997 Act creates a category of long-term capital gain for individuals who will be taxed at new lower tax rates. For investors who are in the 28% or higher federal income tax brackets, these gains will be taxed at a maximum rate of 20%. For investors who are in the 15% federal income tax bracket, these gains will be taxed at a maximum rate of 10%. Capital gain distributions will qualify for these new maximum tax rates, depending on how long the Fund's securities were held by the Fund before they were sold. Investors who want more information on holding periods and other qualifying rules relating to these new rates should review the expanded discussion in Part B, or should contact their own tax advisers.

         Equity Funds II, Inc. will advise you in its annual information reporting at calendar year end of the amount of its capital gain distributions which will qualify for these maximum federal tax rates.

         Although dividends generally will be treated as distributed when paid, dividends which are declared in October, November or December to shareholders of record on a specified date in one of those months, but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for tax purposes as if paid by the Fund and received by the shareholder on December 31 of the calendar year in which they are declared.

         The sale of shares of the Fund is a taxable event and may result in a capital gain or loss to shareholders subject to tax. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between the Fund and any other fund in the Delaware Investments family. Any loss incurred on a sale or exchange of Fund shares that had been held for six months or less will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares. All or a portion of the sales charge incurred in acquiring Fund shares will be excluded from the federal tax basis of any of such shares sold or exchanged within 90 days of their purchase (for purposes of determining gain or loss upon the sale of such shares) if the sale proceeds are reinvested in the Fund or in another fund in the Delaware Investments family and a sales charge that would otherwise apply to the reinvestment is reduced or eliminated. Any portion of such sales charge excluded from the tax basis of the shares sold will be added to the tax basis of the shares acquired in the reinvestment.

         The Fund may be subject to foreign withholding taxes on income from certain of its foreign securities.

         In addition to the federal taxes described above, shareholders may or may not be subject to various state and local taxes. For example, distributions of interest income and capital gains realized from certain types of U.S. government securities may be exempt from state personal income taxes. Because investors' state and local taxes may be different than the federal taxes described above, investors should consult their own tax advisers.

         Each year, Equity Funds II, Inc. will mail to you information on the tax status of the dividends and distributions paid by the Fund. Shareholders will also receive each year information as to the portion of dividend income that is derived from U.S. government securities that are exempt from state income tax. Of course, shareholders who are not subject to tax on their income would not be required to pay tax on amounts distributed to them by the Fund.

         The Fund is required to withhold 31% of taxable dividends, capital gains distributions, and redemptions paid to shareholders who have not complied with IRS taxpayer identification regulations. You may avoid this withholding requirement by certifying on your Investment Application your proper Taxpayer Identification Number and by certifying that you are not subject to backup withholding.

         See Accounting and Tax Issues and Distributions and Taxes in Part B for additional information on tax matters relating to the Fund and its shareholders.

CALCULATION OF NET ASSET VALUE PER SHARE

         The purchase and redemption price of Class shares is the net asset value ("NAV") per share of the Class shares next computed after the order is received. The NAV is computed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open.

         The net asset value ("NAV") per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities (expenses and fees are accrued daily) and dividing by the number of shares outstanding. Debt securities are priced on the basis of valuations provided by an independent pricing service using methods approved by Equity Funds II, Inc.'s Board of Directors. Equity securities for which marked quotations are available are priced at market value. Short-term investments having a maturity of less than 60 days are valued at amortized cost, which approximates market value. All other securities are valued at their fair value as determined in good faith and in a method approved by Equity Funds II, Inc.'s Board of Directors.

         The net asset values of all outstanding shares of each class of the Fund will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in the Fund represented by the value of shares of that class. All income earned and expenses incurred by the Fund will be borne on a pro-rata basis by each outstanding share of a class, based on each class' percentage in the Fund represented by the value of shares of such classes, except that the Class will not incur any of the expenses under the Equity Funds II, Inc.'s 12b-1 Plans and the Diversified Value Fund A, B and C Classes alone will bear the 12b-1 Plan fees payable under their respective Plans.

MANAGEMENT OF THE FUND

Directors
         The business and affairs of Equity Funds II, Inc. are managed under the direction of its Board of Directors. Part B contains additional information regarding Equity Funds II, Inc.'s directors and officers.

Investment Manager
         The Manager furnishes investment management services to the Fund.

         The Manager and its predecessors have been managing the funds in Delaware Investments since 1938. On _______________, 1998, the Manager and its affiliates within Delaware Investments, including Delaware International Advisers Ltd., were managing in the aggregate more than $00 billion in assets in the various institutional or separately managed (approximately $00,000,000,000) and investment company (approximately $00,000,000,000) accounts.

         The Manager is a series of Delaware Management Business Trust. The Manager changed its form of organization from a corporation to a business trust on March 1, 1998. The Manager is an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc. ("DMH"). On April 3, 1995, a merger between DMH and a wholly owned subsidiary of Lincoln National Corporation ("Lincoln National") was completed. DMH and the Manager are now indirect, wholly owned subsidiaries, and subject to the ultimate control, of Lincoln National. Lincoln National, with headquarters in Fort Wayne, Indiana, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management.

         The Manager administers the affairs of and is ultimately responsible for the investment management of the Fund under an Investment Management Agreement with Equity Funds II, Inc. on behalf of the Fund. Under the Investment Management Agreement for the Fund, the Manager is paid an annual fee equal to 0.65% on the first $500 million of average daily net assets, 0.60% on the next $500 million, 0.55% on the next $1.5 billion and 0.50% on the average daily net assets in excess of $2.5 billion. The directors of Equity Funds II, Inc. annually review fees paid to the Manager.

         J. Paul Dokas, Vice President/Portfolio Manager for Equity Funds II, Inc. and the Manager, has had primary responsibility for making day-to-day investment decisions for the Fund since its inception. Mr. Dokas holds a BBA in Business from Loyola College and an MBA in Business from the University of Maryland. Prior to joining Delaware Investments in 1997, he was a Director of Trust Investments for Bell Atlantic Corporation in Philadelphia. Mr. Dokas is a CFA charterholder.

Portfolio Trading Practices
         The Fund normally will not invest for short-term trading purposes. However, the Fund may sell securities without regard to the length of time they have been held. The degree of portfolio activity will affect brokerage costs of the Fund and may affect taxes payable by its shareholders. Given the Fund's investment objective, its annual portfolio turnover rate may exceed 100%. A turnover rate of 100% would occur, for example, if all the investments in the Fund's portfolio at the beginning of the year were replaced by the end of the year. The rate of portfolio turnover is not a limiting factor when the investment manager deems it desirable to purchase or sell securities. High portfolio turnover (over 100%) involves correspondingly greater brokerage commissions and other transaction costs and may affect taxes payable by the Fund's shareholders that are subject to federal income taxes. The turnover rate may also be affected by cash requirements from redemptions and repurchases of the Fund's shares.

         The Manager uses its best efforts to obtain the best available price and most favorable execution for portfolio transactions. Orders may be placed with brokers or dealers who provide brokerage and research services to the Manager or to their advisory clients. These services may be used by the Manager in servicing any of its accounts. Subject to best price and execution, the Manager may consider a broker/dealer's sales of shares of funds in the Delaware Investments family in placing portfolio orders and may place orders with broker/dealers that have agreed to defray certain expenses of such funds such as custodian fees.

Performance Information
         From time to time, the Fund may quote total return performance of the Class in advertising and other types of literature.

         Total return will be based on a hypothetical $1,000 investment, reflecting the reinvestment of all distributions. Each presentation will include the average annual total return for one-, five- and ten-year (or life-of-fund, if applicable) periods. The Fund may also advertise aggregate and average total return information concerning the Class over additional periods of time.

         Yield and net asset value fluctuate and are not guaranteed. Past performance is not considered a guarantee of future results.

Statements and Confirmations
         You will receive quarterly statements of your account summarizing all transactions during the period. A confirmation statement will be sent following all transactions other than those involving a reinvestment of dividends. You should examine statements and confirmations immediately and promptly report any discrepancy by calling your Client Services Representative.

Financial Information about the Fund
         Each fiscal year, you will receive an audited annual report and an unaudited semi-annual report. These reports provide detailed information about the Fund's investments and performance. The Fund's fiscal year ends on November 30.

Distribution and Service
         The Distributor, Delaware Distributors, L.P., serves as the national distributor for the Fund's shares under a Distribution Agreement with Equity Funds II, Inc. dated as of _______________, 1998. The Distributor bears all of the costs of promotion and distribution.

         The Transfer Agent, Delaware Service Company, Inc., serves as the shareholder servicing, dividend disbursing and transfer agent for Equity Funds II, Inc. under an amended and restated agreement dated as of _______________, 1998. The Transfer Agent also provides accounting services to the Fund pursuant to the terms of a separate Fund Accounting Agreement. Certain recordkeeping services and other shareholder services that otherwise would be performed by the Transfer Agent may be performed by certain other entities and the Transfer Agent may elect to enter into an agreement to pay such other entities for their services. In addition, participant account maintenance fees may be assessed for certain recordkeeping provided as part of retirement plan and administration service packages. These fees are based on the number of participants in the plan and the various services selected. Fees will be quoted upon request and are subject to change.

         The directors of Equity Funds II, Inc. annually review fees paid to the Distributor and the Transfer Agent. The Distributor and the Transfer Agent are also indirect, wholly owned subsidiaries of DMH.

                               *        *        *

         As with other mutual funds, financial and business organizations and individuals around the world, the Fund could be adversely affected if the computer systems used by its service providers do not properly process and calculate date-related information from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Equity Funds II, Inc. is taking steps to obtain satisfactory assurances that the Fund's major service providers are taking steps reasonably designed to address the Year 2000 Problem with respect to the computer systems that such service providers use. There can be no assurances that these steps will be sufficient to avoid any adverse impact on the business of the Fund.

         Several European countries are participating in the European Economic and Monetary Union, which will establish a common European currency for participating countries. This currency will commonly be known as the "Euro." It is anticipated that each such participating country will replace its existing currency with the Euro on January 1, 1999. Additional European countries may elect to participate after that date. The Fund could be adversely affected if the computer systems used by its major service providers are not properly prepared to handle the implementation of this single currency or the adoption of the Euro by additional countries in the future. The Equity Funds II, Inc. is taking steps to obtain satisfactory assurances that the major service providers of the Fund are taking steps reasonably designed to address these matters with respect to the computer systems that such service providers use. There can be no assurances that these steps will be sufficient to avoid any adverse impact on the business of the Fund.

Expenses
         The Fund is responsible for all of its own expenses other than those borne by the Manager under the Investment Management Agreement and those borne by the Distributor under the Distribution Agreement. The Funds' other expenses include each Fund's proportionate share of rent and certain other administrative expenses; the investment management fees; transfer and dividend disbursing agent fees and costs; custodian expenses; federal and state securities registration fees; proxy costs; and the costs of preparing prospectuses and reports sent to shareholders.

Shares
         Equity Funds II, Inc. is an open-end management investment company. The Fund's portfolio of assets is diversified as defined by the 1940 Act. Commonly known as a mutual fund, Equity Funds II, Inc. was organized as a Maryland corporation on March 4, 1983. Equity Funds II, Inc. was previously organized as a Delaware corporation in 1956. In addition to the Fund, Equity Funds II, Inc. presently offers four other series, Blue Chip Fund series, the Decatur Income Fund series, the Decatur Total Return Fund series and the Social Awareness Fund series.

         Equity Funds II, Inc.'s shares have a par value of $1.00, equal voting rights, except as noted below, and are equal in all other respects. Equity Funds II, Inc.'s shares have noncumulative voting rights which means that the holders of more than 50% of Equity Funds II, Inc.'s shares voting for the election of directors can elect 100% of the directors if they choose to do so. Under Maryland law, Equity Funds II, Inc. is not required, and does not intend, to hold annual meetings of shareholders unless, under certain circumstances, it is required to do so under the 1940 Act. Shareholders of 10% or more of Equity Funds II, Inc.'s outstanding shares may request that a special meeting be called to consider the removal of a director.

         In addition to the Class, the Fund also offers Diversified Value Fund A Class, Diversified Value Fund B Class and Diversified Value Fund C Class which represent proportionate interests in the assets of the Fund and have the same voting and other rights and preferences as the Class, except that shares of the Class are not subject to, and may not vote on matters affecting, the Distribution Plans under Rule 12b-1 relating to Diversified Value Fund A Class, Diversified Value Fund B Class and Diversified Value Fund C Class.

         It is expected that The Lincoln National Life Insurance Company will make an initial investment in the Fund, which could result in The Lincoln National Life Insurance Company holding up to 100% of the outstanding shares of the Fund. Subject to certain limited exceptions, there would be no limitation on The Lincoln National Life Insurance Company's ability to redeem its shares of the Fund and it may elect to do so at any time.

OTHER INVESTMENT POLICIES AND RISK CONSIDERATIONS

Convertible, Debt and Non-Traditional Equity Securities
         The Fund may invest in convertible and debt securities of issuers in any industry. A convertible security is a security which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible and debt securities are typically senior to common stocks in a corporation's capital structure, although convertible securities are usually subordinated to similar nonconvertible securities. Convertible and debt securities typically provide a fixed-income stream and the opportunity, through its conversion feature, to participate in the capital appreciation resulting from a market price advance in the convertible security's underlying common stock. Just as with debt securities, convertible securities tend to increase in market value when interest rates decline and tend to decrease in value when interest rates rise. However, the price of a convertible security is also influenced by the market value of the security's underlying common stock and tends to increase as the market value of the underlying stock rises, whereas it tends to decrease as the market value of the underlying stock declines.

         The Fund may invest in convertible preferred stocks that offer enhanced yield features, such as Preferred Equity Redemption Cumulative Stock ("PERCS"), which provide an investor with the opportunity to earn higher dividend income than is available on a company's common stock. A PERCS is a preferred stock which generally features a mandatory conversion date, as well as a capital appreciation limit which is usually expressed in terms of a stated price. Upon the conversion date, most PERCS convert into common stock of the issuer (PERCS are generally not convertible into cash at maturity). Under a typical arrangement, if after a predetermined number of years the issuer's common stock is trading at a price below that set by the capital appreciation limit, each PERCS would convert to one share of common stock. If, however, the issuer's common stock is trading at a price above that set by the capital appreciation limit, the holder of the PERCS would receive less than one full share of common stock. The amount of that fractional share of common stock received by the PERCS holder is determined by dividing the price set by the capital appreciation limit of the PERCS by the market price of the issuer's common stock. PERCS can be called at any time prior to maturity, and hence do not provide call protection. However, if called early, the issuer may pay a call premium over the market price to the investor. This call premium declines at a preset rate daily, up to the maturity date of the PERCS.

         The Fund may also invest in other enhanced convertible securities. These include but are not limited to ACES (Automatically Convertible Equity Securities), PEPS (Participating Equity Preferred Stock), PRIDES (Preferred Redeemable Increased Dividend Equity Securities), SAILS (Stock Appreciation Income Linked Securities), TECONS (Term Convertible Notes), QICS (Quarterly Income Cumulative Securities) and DECS (Dividend Enhanced Convertible Securities). ACES, PEPS, PRIDES, SAILS, TECONS, QICS and DECS all have the following features: they are company-issued convertible preferred stock; unlike PERCS, they do not have capital appreciation limits; they seek to provide the investor with high current income, with some prospect of future capital appreciation; they are typically issued with three to four-year maturities; they typically have some built-in call protection for the first two to three years; investors have the right to convert them into shares of common stock at a preset conversion ratio or hold them until maturity; and upon maturity, they will automatically convert to either cash or a specified number of shares of common stock.

Foreign Securities
         The Fund may invest up to 20% of its total assets in foreign securities (which include American, European and Global Depositary Receipts). Foreign markets may be more volatile than U.S. markets. Such investments involve sovereign risk in addition to the normal risks associated with securities of U.S. issuers. These risks include political risks, foreign taxes and exchange controls and currency fluctuations. For example, foreign portfolio investments may fluctuate in value due to changes in currency rates (i.e., other things being equal, the value of foreign investments would increase with a fall in the value of the dollar, and decrease with a rise in the value of the dollar) and control regulations apart from market fluctuations. The Fund may also experience delays in foreign securities settlement.

Depositary Receipts
         The Fund may make foreign investments through the purchase and sale of sponsored or unsponsored American, European and Global Depositary Receipts ("Depositary Receipts"). Depositary Receipts are receipts typically issued by a U.S. or foreign bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. "Sponsored" Depositary Receipts are issued jointly by the issuer of the underlying security and a depository, whereas "unsponsored" Depositary Receipts are issued without participation of the issuer of the deposited security. Holders of unsponsored Depositary Receipts generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts with respect to the deposited securities. Therefore, there may not be a correlation between information concerning the issuer of the security and the market value of an unsponsored Depositary Receipt. Investments in Depositary Receipts involve risks similar to those accompanying direct investments in foreign securities.

Futures Contracts
         A futures contract is a bilateral agreement providing for the purchase and sale of a specified type and amount of a financial instrument, or for the making and acceptance of a cash settlement, at a stated time in the future for a fixed price. By its terms, a futures contract provides for a specified settlement date on which the securities, foreign currency or other financial instrument underlying the contract are delivered, or in the case of securities index futures contracts, the difference between the price at which the contract was entered into and the contract's closing value is settled between the purchaser and seller in cash. Futures contracts differ from options in that they are bilateral agreements, with both the purchaser and the seller equally obligated to complete the transaction. In addition, futures contracts call for settlement only on the expiration date, and cannot be "exercised" at any other time during their term.

         The purchase or sale of a futures contract also differs from the purchase or sale of a security or the purchase of an option in that no purchase price is paid or received. Instead, an amount of cash or cash equivalents, which varies but may be as low as 5% or less of the value of the contract, must be deposited with the broker as "initial margin" as a good faith deposit. This amount is generally maintained in a segregated account at the custodian bank. Subsequent payments to and from the broker, referred to as "variation margin," are made on a daily basis as the value of the index or instrument underlying the futures contract fluctuates, making positions in the futures contracts more or less valuable, a process known as "marking to the market."

         Purchases or sales of stock index futures contracts are used for hedging purposes to attempt to protect the Fund's current or intended investments from broad fluctuations in stock prices. For example, the Fund may sell stock index futures contracts in anticipation of or during a market decline to attempt to offset the decrease in market value of the Fund's securities portfolio that might otherwise result. If such decline occurs, the loss in value of portfolio securities may be offset, in whole or part, by gains on the futures position. When the Fund is not fully invested in the securities market and anticipates a significant market advance, it may purchase stock index futures contracts in order to gain rapid market exposure that may, in part or entirely, offset increases in the cost of securities that the Fund intends to purchase. As such purchases are made, the corresponding positions in stock index futures contracts will be closed out.

         The Fund may purchase and sell foreign currency futures contracts for hedging purposes to attempt to protect its current or intended investments denominated in foreign currencies from fluctuations in currency exchange rates. Such fluctuations could reduce the dollar value of portfolio securities denominated in foreign currencies, or increase the cost of foreign-denominated securities to be acquired, even if the value of such securities in the currencies in which they are denominated remains constant. The Fund may sell futures contracts on a foreign currency, for example, when it holds securities denominated in such currency and it anticipates a decline in the value of such currency relative to the dollar. In the event such decline occurs, the resulting adverse effect on the value of foreign-denominated securities may be offset, in whole or in part, by gains on the futures contracts. However, if the value of the foreign currency increases relative to the dollar, the Fund's loss on the foreign currency futures contract may or may not be offset by an increase in the value of the securities because a decline in the price of the security stated in terms of the foreign currency may be greater than the increase in value as a result of the change in exchange rates.

         Conversely, the Fund could protect against a rise in the dollar cost of foreign-denominated securities to be acquired by purchasing futures contracts on the relevant currency, which could offset, in whole or in part, the increased cost of such securities resulting from a rise in the dollar value of the underlying currencies. When the Fund purchases futures contracts under such circumstances, however, and the price of securities to be acquired instead declines as a result of appreciation of the dollar, the Fund will sustain losses on its futures position which could reduce or eliminate the benefits of the reduced cost of portfolio securities to be acquired.

         The Fund may also purchase and write options on the types of futures contracts in which the Fund may invest, and enter into related closing transactions. Options on futures are similar to options on securities, as described below, except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract, rather than to actually purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. In the event that an option written by the Fund is exercised, the Fund will be subject to all the risks associated with the trading of futures contracts, such as payment of variation margin deposits. In addition, the writer of an option on a futures contract, unlike the holder, is subject to initial and variation margin requirements on the option position.

         At any time prior to the expiration of a futures contract, a trader may elect to close out its position by taking an opposite position on the contract market on which the position was entered into, subject to the availability of a secondary market, which will operate to terminate the initial position. Likewise, a position in an option on a futures contract may be terminated by the purchaser or seller prior to expiration by effecting a closing purchase or sale transaction, subject to availability of a secondary market, which is the purchase or sale of an option of the same series (i.e., the same exercise price and expiration date) as the option previously purchased or sold. The Fund may realize a profit or a loss when closing out a futures contract or an option on a futures contract.

         To the extent that interest or exchange rates or securities prices move in an unexpected direction, the Fund may not achieve the anticipated benefits of investing in futures contracts and options thereon, or may realize a loss. To the extent that the Fund purchases an option on a futures contract and fails to exercise the option prior to the exercise date, it will suffer a loss of the premium paid. Further, the possible lack of a secondary market could prevent the Fund from closing out its positions relating to futures. See Part B for a further discussion of this investment technique.

Options
         The Fund may write covered call options on individual issues as well as write call options on stock indices. The Fund may also purchase put options on individual issues and on stock indices. The Manager will employ these techniques in an attempt to protect appreciation attained, to offset capital losses and to take advantage of the liquidity available in the option markets. The ability to hedge effectively using options on stock indices will depend, in part, on the correlation between the composition of the index and the Fund's portfolio as well as the price movement of individual securities. The Manager may also write covered call options to achieve income to offset the cost of purchasing put options.

Call Options
         Writing Covered Call Options - A covered call option obligates the Fund to sell one of its securities for an agreed price up to an agreed date. When the Fund writes a call, it receives a premium and agrees to sell the callable securities to a purchaser of a corresponding call during the call period (usually, not more than nine months) at a fixed price regardless of market price changes during the call period. Because the Fund must possess a sufficient amount of the security to meet any potential call while the option is outstanding, the call option is considered to be "covered." The advantage is that the Fund receives premium income for the limited purpose of offsetting the costs of purchasing put options or offsetting any capital loss or decline in the market value of the security. However, if the Manager's forecast is wrong, the Fund may not fully participate in the market appreciation if the security's price rises.

         Writing a Call Option on Stock Indices - Writing a call option on stock indices is similar to the writing of a call option on an individual stock. Stock indices used will include, but not be limited to, the S&P 500, the S&P 100 and the S&P Over-The-Counter ("OTC") 250. While the option is outstanding, the Fund must segregate cash and/or securities sufficient to meet the call.

         Purchasing a Call Option - When the Fund purchases a call option, in return for a premium paid by the Fund to the writer of the option, the Fund obtains the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium upon writing the option, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. The advantage of purchasing call options is that the Fund may alter portfolio characteristics and modify portfolio maturities without incurring the cost associated with portfolio transactions.

Put Options
         Purchasing a Put Option - A put option gives the Fund the right to sell one of its securities for an agreed price up to an agreed date. The advantage is that the Fund can be protected should the market value of the security decline. However, the Fund must pay a premium for this right which would be lost if the option is not exercised.

         Purchasing a Put Option on Stock Indices - Purchasing a protective put option on stock indices is similar to the purchase of protective puts on an individual stock. Indices used will include, but not be limited to, the S&P 500, the S&P 100 and the S&P OTC 250.

         Writing a Put Option - A put option obligates the writer, in return for the premium received, to buy the security underlying the option at the exercise price during the option period, and the purchaser of the option has the right to sell the security to the writer. The Fund will only write put options on a secured basis which means that the Fund will maintain, in a segregated account with its Custodian Bank, cash or U.S. government securities in an amount not less than the exercise price of the option at all times during the option period. The advantage is that the writer receives premium income while the purchaser can be protected should the market value of the security decline.

         Closing Transactions - Closing transactions essentially let the Fund offset a put option or covered call option prior to its exercise or expiration. If the Fund cannot effect a closing transaction, it may have to hold a security it would otherwise sell or deliver a security it might want to hold.

Short Sales
         The Fund may make short sales in an attempt to protect against market declines. Typically, short sales are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. The Fund may borrow the security sold short in order to make delivery on the sale. At the time a short sale is effected, the Fund incurs an obligation to replace the security borrowed at whatever its price may be at the time the Fund purchases it for redelivery to the lender. The price at such time may be more or less than the price at which the security was sold by the Fund. When a short sale transaction is closed out by redelivery of the security, any gain or loss on the transaction is taxable as capital gain or loss. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest which accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

         While the short position is open and until the Fund replaces a borrowed security in connection with a short sale, the Fund will be required to maintain daily a segregated account, containing cash or securities, marked to market daily, at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will at all times be equal to at least 100% of the current value of the security sold short, and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short.

         The Fund will incur a loss as a result of a short sale if the price of the security sold short increases between the date of the short sale and the date on which the Fund replaces the borrowed security; conversely, the Fund will realize a gain if the security declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium or amounts in lieu of interest the Fund may be required to pay in connection with a short sale.

         In addition to the short sales discussed above, the Fund also may make short sales "against the box," a transaction in which the Fund enters into a short sale of a security which the Fund owns. The proceeds of the short sale are held by a broker until the settlement date, at which time the Fund delivers the security to close the short position. The Fund receives the net proceeds from the short sale. Because the Fund already owns the security, it is not required to segregate cash and/or securities, although it is required to segregate the security in the amount sold short against the box.

         The ability of the Fund to effect short sales may be limited because of certain requirements the Fund must satisfy to maintain its status as a regulated investment company. See Accounting and Tax Issues - Other Tax Requirements in Part B.

Restricted/Illiquid Securities
         The Fund may invest in restricted securities, including securities eligible for resale without registration pursuant to Rule 144A ("Rule 144A Securities") under the Securities Act of 1933 ("1933 Act"). Rule 144A exempts many privately placed and legally restricted securities from the registration requirements of the 1933 Act and permits such securities to be freely traded among certain institutional buyers such as the Fund.

         The Fund may invest no more than 15% of the value of its net assets in illiquid securities. Illiquid securities, for purposes of this policy, include repurchase agreements maturing in more than seven days.

         While maintaining oversight, the Board of Directors has delegated to the Fund's Manager the day-to-day functions of determining whether or not individual Rule 144A Securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. The Board has instructed the Fund's Manager to consider the following factors in determining the liquidity of a Rule 144A
Security: (i) the frequency of trades and trading volume for the security; (ii) whether at least three dealers are willing to purchase or sell the security and the number of potential purchasers; (iii) whether at least two dealers are making a market in the security; and (iv) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer).

         If the Manager determines that a Rule 144A Security which was previously determined to be liquid is no longer liquid and, as a result, the Fund's holdings of illiquid securities exceed the 15% limit on investment in such securities, the Manager will determine what action shall be taken to ensure that the Fund continues to adhere to such limitation.

Short-Term Investments
         The short-term investments in which the Fund will invest are:

         (1) Time deposits, certificates of deposit (including marketable variable rate certificates of deposit) and bankers' acceptances issued by a U.S. commercial bank. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits maturing in more than seven days will not be purchased by the Fund, and time deposits maturing from two business days through seven calendar days will not exceed 15% of the Fund's total assets. Certificates of deposit are negotiable short-term obligations issued by commercial banks against funds deposited in the issuing institution. Variable rate certificates of deposit are certificates of deposit on which the interest rate is periodically adjusted prior to their stated maturity based upon a specified market rate. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower usually in connection with an international commercial transaction (to finance the import, export, transfer or storage of goods).

         The Fund will not invest in any security issued by a commercial bank unless (i) the bank has total assets of at least $1 billion or, in the case of a bank which does not have total assets of at least $1 billion, the aggregate investment made in any one such bank is limited to $100,000 and the principal amount of such investment is insured in full by the Federal Deposit Insurance Corporation, (ii) it is a member of the Federal Deposit Insurance Corporation, and (iii) the bank or its securities have received the highest quality rating by a nationally-recognized statistical rating organization;

         (2) Commercial paper with the highest quality rating by a nationally-recognized statistical rating organization (e.g., A-1 by S&P or Prime-1 by Moody's) or, if not so rated, of comparable quality as determined by the Fund's investment adviser;

         (3) Short-term corporate obligations with the highest quality rating by a nationally-recognized statistical rating organization (e.g., AAA by S&P or Aaa by Moody's) or, if not so rated, of comparable quality as determined by the Fund's investment adviser;

         (4) U.S. government securities; and

         (5) Repurchase agreements collateralized by securities listed below.

         See Appendix A of Part B for a description of applicable ratings.

When-Issued and Delayed Delivery Securities
         The Fund may purchase securities on a when-issued or delayed delivery basis. In such transactions, instruments are purchased with payment and delivery taking place in the future in order to secure what is considered to be an advantageous yield or price at the time of the transaction. Delivery of and payment for these securities may take as long as a month or more after the date of the purchase commitment. The Fund will maintain with its Custodian Bank a separate account with a segregated portfolio of securities in an amount at least equal to these commitments. The payment obligation and the interest rates that will be received are each fixed at the time the Fund enters into the commitment and no interest accrues to the Fund until settlement. Thus, it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. It is a current policy of the Fund not to enter into when-issued commitments exceeding in the aggregate 15% of the market value of the its total assets less liabilities other than the obligations created by these commitments.

Repurchase Agreements
         In order to invest its short-term cash reserves or when in a temporary defensive posture, the Fund may enter into repurchase agreements with banks or broker/dealers deemed to be creditworthy by its Manager, under guidelines approved by the Board of Directors. A repurchase agreement is a short-term investment in which the purchaser (i.e., the Fund) acquires ownership of a debt security and the seller agrees to repurchase the obligation at a future time and set price, thereby determining the yield during the purchaser's holding period. Generally, repurchase agreements are of short duration, often less than one week but on occasion for longer periods. Not more than 15% of the Fund's assets may be invested in illiquid assets, including repurchase agreements of over seven days' maturity. Should an issuer of a repurchase agreement fail to repurchase the underlying security, the loss, if any, would be the difference between the repurchase price and the market value of the security. The Fund will limit its investments in repurchase agreements to those which its Manager under guidelines of the Board of Directors determines to present minimal credit risks and which are of high quality. In addition, the Fund must have collateral of at least 102% of the repurchase price, including the portion representing the Fund's yield under such agreements, which is monitored on a daily basis.

Securities Lending Activities
         The Fund may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions.

         The major risk to which the Fund would be exposed on a loan transaction is the risk that the borrower would go bankrupt at a time when the value of the security goes up. Therefore, the Fund will only enter into loan arrangements after a review of all pertinent facts by the investment adviser, subject to overall supervision by the Board of Directors, including the creditworthiness of the borrowing broker, dealer or institution and then only if the consideration to be received from such loans would justify the risk. Creditworthiness will be monitored on an ongoing basis by the management for the Fund.

Borrowing from Banks
         The Fund may borrow money as a temporary measure for extraordinary purposes or to facilitate redemptions. The Fund will not borrow money in excess of one-third of the value of its net assets. The Fund has no intention of increasing its net income through borrowing. Any borrowing will be done from a bank and, to the extent that such borrowing exceeds 5% of the value of the Fund's net assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter (not including Sundays or holidays, or such longer period as the Securities and Exchange Commission may prescribe by rules and regulations), reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. The Fund will not pledge more than 10% of its net assets, or issue senior securities as defined in the 1940 Act, except for notes to banks. Investment securities will not be purchased while the Fund has an outstanding borrowing.

High Yield Securities
         The Fund will invest in convertible fixed-income securities for their equity characteristics and without respect to investment ratings. As a result, the Fund may hold convertible fixed-income securities which are rated below investment grade (i.e., rated below BBB by S&P or Baa by Moody's). See Appendix A - Ratings to this Prospectus for more rating information. Below investment grade fixed-income securities are considered to be of poor standing and predominantly speculative. Such securities are subject to a substantial degree of credit risk.

         In the past, in the opinion of the Manager, the high yields from these bonds have more than compensated for their higher default rates. There can be no assurance, however, that yields will continue to offset default rates on these bonds in the future. The Manager intends to maintain an adequately diversified portfolio of these bonds. While diversification can help to reduce the effect of an individual default on the Fund, there can be no assurance that diversification will protect the Fund from widespread bond defaults brought about by a sustained economic downturn.

         Medium and low-grade bonds held by the Fund may be issued as a consequence of corporate restructurings, such as leveraged buy-outs, mergers, acquisitions, debt recapitalizations or similar events. Also these bonds are often issued by smaller, less creditworthy companies or by highly leveraged (indebted) firms, which are generally less able than more financially stable firms to make scheduled payments of interest and principal. The risks posed by bonds issued under such circumstances are substantial.

         The economy and interest rates may affect these high yield, high risk securities differently than other securities. Prices have been found to be less sensitive to interest rate changes than higher rated investments, but more sensitive to adverse economic changes or individual corporate developments. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. Changes by recognized rating agencies in their rating of any security and in the ability of an issuer to make payments of interest and principal will also ordinarily have a more dramatic effect on the values of these investments than on the values of higher-rated securities. Such changes in value will not affect cash income derived from these securities, unless the issuers fail to pay interest or dividends when due. Such changes will, however, affect the Fund's net asset value per share.

Investment Company Securities
         Any investments that the Fund makes in either closed-end or open-end investment companies will be limited by the 1940 Act, and would involve an indirect payment of a portion of the expenses, including advisory fees, of such other investment companies. Under the 1940 Act's current limitations, the Fund may not (1) own more than 3% of the voting stock of another investment company;
(2) invest more than 5% of the Fund's total assets in the shares of any one investment company; nor (3) invest more than 10% of the Fund's total assets in shares of other investment companies. If the Fund elects to limit its investment in other investment companies to closed-end investment companies, the 3% limitation described above is increased to 10%. These percentage limitations also apply to the Fund's investments in unregistered investment companies. Among investment companies in which the Fund may invest subject to the above limitations are certain exchange traded investment companies which replicate U.S. or foreign stock indices, such as SPDRs or WWEBs.

APPENDIX A - RATINGS


General Rating Information

Bonds

Moody's Investors           Aaa          Highest quality, smallest degree of investment risk.
Service, Inc.               Aa           High quality; together with Aaa bonds, they compose the high-grade bond group
                            A            Upper-medium-grade obligations; many favorable investment attributes.
                            Baa          Medium-grade obligations; neither highly protected nor poorly secured. Interest and principal appear adequate for the present, but certain protective elements mat be lacking or may be unreliable over any great length of time.
                            Ba           More uncertain with speculative elements. Protective of interest and principal payments not well safeguarded in good and bad times.
                            B            Lack characteristics of desirable investment; potentially low assurance of timely interest and principal payments or maintenance of other contract terms over time.
                            Caa          Poor standing, may be in default; elements of danger with respect to principal or interest payments.
                            Ca           Speculative in high degree; could be in default or have other marked shortcomings.
                            C            Lowest rated. Extremely poor prospects of ever attaining investment standing.

Standard & Poor's           AAA          Highest rating; extremely strong capacity to pay principal and interest.
Corporation                 AA           High quality; very strong capacity to pay principal and interest.
                            A            Strong capacity to pay principal and interest; somewhat more susceptible to the adverse effects of changing circumstances and economic conditions.
                            BBB          Adequate capacity to pay principal and interest; normally exhibit adequate protection parameters, but adverse economic conditions or changing circumstances more likely to lead to weakened capacity to pay principal and interest than for higher-rated bonds.
                            BB, B,       Predominantly speculative with respect to the issuer's capacity to meet required
                            CCC, CC      interest and principal payments. BB-lowest degree of speculation; CC-the highest degree of speculation. Quality and protective characteristics outweighed by large uncertainties or major risk exposure to adverse conditions.
                            D            In default.

Fitch Investors             AAA          Highest quality; obligor has exceptionally strong ability to pay interest and
Service, Inc.                            repay principal, which is unlikely to be affected by reasonably foreseeable events.
                            AA           Very high quality; obligor's ability to pay interest and repay principal is very strong. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.
                            A            High quality; obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than higher-rated bonds.
                            BBB          Satisfactory credit quality; obligor's ability to pay interest and repay principal is considered adequate. Unfavorable changes in economic conditions and circumstances are more likely to adversely affect these bonds and impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for higher-rated bonds.
                            BB,          Not investment grade; predominantly speculative with respect to the issuer's
                            CCC,         capacity to repay interest and repay principal in accordance with the terms of the
                            CC, C        obligation for bond issues not in default.  BB is the least speculative.  C is the most speculative.




         Delaware Investments offers funds with a wide range of investment objectives. Stock funds, income funds, national and state specific tax-exempt funds, money market funds, global and international funds and closed-end funds give investors the ability to create a portfolio that fits their personal financial goals. For more information, shareholders of the Fund Classes should contact their financial adviser or call Delaware Investments at 800-523-1918 and shareholders of the Institutional Class should contact Delaware Investments at 800-828-5052.


INVESTMENT MANAGER
Delaware Management Company
One Commerce Square
Philadelphia, PA  19103

NATIONAL DISTRIBUTOR
Delaware Distributors, L.P.
1818 Market Street
Philadelphia, PA  19103

SHAREHOLDER SERVICING,
DIVIDEND DISBURSING,
ACCOUNTING SERVICES
AND TRANSFER AGENT
Delaware Service Company, Inc.
1818 Market Street
Philadelphia, PA  19103

LEGAL COUNSEL
Stradley, Ronon, Stevens & Young, LLP
One Commerce Square
Philadelphia, PA  19103

INDEPENDENT AUDITORS
Ernst & Young LLP
Two Commerce Square
Philadelphia, PA  19103

CUSTODIAN
The Chase Manhattan Bank
4 Chase Metrotech Center
Brooklyn, NY 11245

------------------------------------------------------------

DIVERSIFIED VALUE FUND

------------------------------------------------------------

A CLASS

------------------------------------------------------------

B CLASS

------------------------------------------------------------

C CLASS

------------------------------------------------------------

INSTITUTIONAL CLASS

------------------------------------------------------------

CLASSES OF DIVERSIFIED VALUE FUND

------------------------------------------------------------

DELAWARE GROUP EQUITY FUNDS II, INC.

------------------------------------------------------------



PART B

STATEMENT OF
ADDITIONAL INFORMATION
------------------------------------------------------------
SEPTEMBER , 1998


DELAWARE(SM)
INVESTMENTS
===========

--------------------------------------------------------------------------------
                                     PART B--STATEMENT OF ADDITIONAL INFORMATION
                                                                SEPTEMBER , 1998
--------------------------------------------------------------------------------

DELAWARE GROUP EQUITY FUNDS II, INC.

--------------------------------------------------------------------------------

1818 Market Street
Philadelphia, PA  19103

--------------------------------------------------------------------------------
For more information about the Institutional Class:  800-828-5052

For Prospectus and Performance of Class A Shares, Class B Shares and Class C
Shares:
         Nationwide 800-523-1918

Information on Existing Accounts of Class A Shares, Class B Shares and Class C
Shares:
         (SHAREHOLDERS ONLY) Nationwide 800-523-1918

Dealer Services:
         (BROKER/DEALERS ONLY) Nationwide 800-362-7500
--------------------------------------------------------------------------------

TABLE OF CONTENTS

--------------------------------------------------------------------------------
Cover Page                                                                     1
--------------------------------------------------------------------------------
Investment Policies and Portfolio Techniques                                   3
--------------------------------------------------------------------------------
Accounting and Tax Issues
--------------------------------------------------------------------------------
Performance Information
--------------------------------------------------------------------------------
Trading Practices and Brokerage
--------------------------------------------------------------------------------
Purchasing Shares
--------------------------------------------------------------------------------
Investment Plans
--------------------------------------------------------------------------------
Determining Offering Price and Net Asset Value
--------------------------------------------------------------------------------
Redemption and Repurchase
--------------------------------------------------------------------------------
Distributions and Taxes
--------------------------------------------------------------------------------
Investment Management Agreement
--------------------------------------------------------------------------------
Officers and Directors
--------------------------------------------------------------------------------
Exchange Privilege
--------------------------------------------------------------------------------
General Information
--------------------------------------------------------------------------------
Financial Statements
--------------------------------------------------------------------------------

         Delaware Group Equity Funds II, Inc. ("Equity Funds II, Inc.") is a professionally-managed mutual fund of the series type offering five portfolios:
Decatur Income Fund; Decatur Total Return Fund; Blue Chip Fund; Social Awareness Fund; and Diversified Value Fund. This Statement of Additional Information ("Part B" of Equity Funds II, Inc.'s registration statement) describes the Diversified Value Fund series (the "Fund") only, except where noted.

         The Diversified Value Fund offers the Diversified Value Fund A Class ("Class A Shares"), Diversified Value Fund B Class ("Class B Shares"), Diversified Value Fund C Class ("Class C Shares") (Class A Shares, Class B Shares and Class C Shares together referred to as the "Fund Classes") and the Diversified Value Fund Institutional Class (the "Institutional Class").

         Class B Shares, Class C Shares and Institutional Class shares of the Fund may be purchased at a price equal to the next determined net asset value per share. Class A Shares may be purchased at the public offering price, which is equal to the next determined net asset value per share, plus a front-end sales charge. Class A Shares are subject to a maximum front-end sales charge of 4.75% and annual 12b-1 Plan expenses of up to 0.30% (0.25% pursuant to Board action). Class B Shares are subject to a contingent deferred sales charge ("CDSC") which may be imposed on redemptions made within six years of purchase and annual 12b-1 Plan expenses of up to 1% which are assessed against Class B Shares for approximately eight years after purchase. See Automatic Conversion of Class B Shares under Classes of Shares in the Fund Classes' Prospectuses. Class C Shares are subject to a CDSC which may be imposed on redemptions made within 12 months of purchase and annual 12b-1 Plan expenses of up to 1% which are assessed against Class C Shares for the life of the investment. The Fund will not pay a 12b-1 fee with respect to any Class until February 28, 1999.

         This Part B supplements the information contained in the current Prospectus for the Fund Classes dated September , 1998, and the current Prospectus for the Institutional Class dated September , 1998, as they may be amended from time to time. Part B should be read in conjunction with the respective Class' Prospectus. Part B is not itself a prospectus but is, in its entirety, incorporated by reference into each Class' Prospectus. A prospectus relating to the Fund Classes and a prospectus relating to the Institutional Class may be obtained by writing or calling your investment dealer or by contacting the Fund's national distributor, Delaware Distributors, L.P. (the "Distributor"), 1818 Market Street, Philadelphia, PA 19103.

         All references to "shares" in this Part B refer to all Classes of shares of the Fund, except where noted.

INVESTMENT POLICIES AND PORTFOLIO TECHNIQUES

         Investment Restrictions--The Fund has adopted the following restrictions which cannot be changed without approval by the holders of a "majority" of the Fund's outstanding shares, which is a vote by the holders of the lesser of a) 67% or more of the voting securities present at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or b) more than 50% of the outstanding voting securities. Except for the restriction on borrowing, the percentage limitations contained in the restrictions and policies set forth herein apply at the time of purchase of securities.

The Fund shall not:

         1. Make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or U.S. Securities and Exchange Commission ("SEC") staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or in certificates of deposit.

         2. Borrow money or issue senior securities, except as the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, may permit.

         3. Underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

         4. Purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein.

         5. Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities.

         6. Make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, loaning its assets to qualified broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

         In addition to the fundamental policies and investment restrictions described above, and the various general investment policies described in the Prospectus, the Fund will be subject to the following investment restrictions, which are considered non-fundamental and may be changed by the Board of Directors without shareholder approval.

         1. The Fund is permitted to invest in other investment companies, including open-end, closed-end or unregistered investment companies, either within the percentage limits set forth in the 1940 Act, or without regard to percentage limits in connection with a merger, reorganization, consolidation or other similar transaction. However, the Fund may not operate as a "fund of funds" which invests primarily in the shares of other investment companies as permitted by Section 12(d)(1)(F) or (G) of the 1940 Act, if its own shares are utilized as investments by such a "fund of funds."

         2. The Fund may not invest more than 15% of its net assets in securities which it can not sell or dispose of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment.

         Securities will not normally be purchased by the Fund while it has an outstanding borrowing.

         In addition, from time to time, the Fund may also engage in the following investment techniques:

         A. Rule 144A Securities--The Fund may invest in restricted securities, including unregistered securities eligible for resale without registration pursuant to Rule 144A ("Rule 144A Securities") under the 1933 Act. Rule 144A Securities may be freely traded among qualified institutional investors without registration under the 1933 Act.

         Investing in Rule 144A Securities could have the effect of increasing the level of the Fund's illiquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing these securities. After the purchase of a Rule 144A Security, however, the Board of Directors and Delaware Management Company (the "Manager") will continue to monitor the liquidity of that security to ensure that the Fund has no more than 15% of its net assets in illiquid securities.

         B. Repurchase Agreements--In order to invest its cash reserves or when in a temporary defensive posture, the Fund may enter into repurchase agreements with banks or broker/dealers deemed to be creditworthy by the Manager, under guidelines approved by the Board of Directors. A repurchase agreement is a short-term investment in which the purchaser (i.e., the Fund) acquires ownership of a debt security and the seller agrees to repurchase the obligation at a future time and set price, thereby determining the yield during the purchaser's holding period. Generally, repurchase agreements are of short duration, often less than one week, but on occasion for longer periods. Not more than 15% of the Fund's assets may be invested in illiquid assets, including repurchase agreements of over seven days' maturity. Should an issuer of a repurchase agreement fail to repurchase the underlying security, the loss to the Fund, if any, would be the difference between the repurchase price and the market value of the security. The Fund will limit its investments in repurchase agreements, to those which the Manager, under the guidelines of the Board of Directors, determines to present minimal credit risks and which are of high quality. In addition, the Fund must have collateral of at least 102% of the repurchase price, including the portion representing the Fund's yield under such agreements, which is monitored on a daily basis. Such collateral is held by the Custodian in book entry form. Such agreements may be considered loans under the 1940 Act, but the Fund considers repurchase agreements contracts for the purchase and sale of securities, and it seeks to perfect a security interest in the collateral securities so that it has the right to keep and dispose of the underlying collateral in the event of a default.

         The funds in the Delaware Investments family have obtained an exemption from the joint-transaction prohibitions of Section 17(d) of the 1940 Act to allow such funds jointly to invest cash balances. The Fund may invest cash balances in a joint repurchase agreement in accordance with the terms of the Order and subject generally to the conditions described above.

         C. Portfolio Loan Transactions--The Fund may loan up to 25% of its assets to qualified broker/dealers or institutional investors for their use relating to short sales or other security transactions.

         It is the understanding of the Manager that the staff of the SEC permits portfolio lending by registered investment companies if certain conditions are met. These conditions are as follows: 1) each transaction must have 100% collateral in the form of cash, short-term U.S. government securities, or irrevocable letters of credit payable by banks acceptable to the Fund involved from the borrower; 2) this collateral must be valued daily and should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund involved; 3) the Fund must be able to terminate the loan after notice, at any time; 4) the Fund must receive reasonable interest on any loan, and any dividends, interest or other distributions on the lent securities, and any increase in the market value of such securities; 5) the Fund may pay reasonable custodian fees in connection with the loan; and 6) the voting rights on the lent securities may pass to the borrower; however, if the directors of Equity Funds II, Inc. know that a material event will occur affecting an investment loan, they must either terminate the loan in order to vote the proxy or enter into an alternative arrangement with the borrower to enable the directors to vote the proxy.

         The major risk to which the Fund would be exposed on a loan transaction is the risk that the borrower would go bankrupt at a time when the value of the security goes up. Therefore, the Fund will only enter into loan arrangements after a review of all pertinent facts by the Manager, under the supervision of the Board of Directors, including the creditworthiness of the borrowing broker, dealer or institution and then only if the consideration to be received from such loans would justify the risk. Creditworthiness will be monitored on an ongoing basis by the Manager.

         D. Options--The Fund may write call options on a covered basis only and purchase put options, and will not engage in option writing strategies for speculative purposes.

Covered Call Writing
         The Fund may write covered call options from time to time on such portion of its portfolio, without limit, as the Manager determines is appropriate in seeking to obtain the Fund's investment objective. A call option gives the purchaser of such option the right to buy, and the writer, in this case the Fund, has the obligation to sell the underlying security at the exercise price during the option period. The advantage to the Fund of writing covered calls is that the Fund receives additional income, in the form of a premium, which may offset any capital loss or decline in market value of the security. However, if the security rises in value, the Fund may not fully participate in the market appreciation.

         During the option period, a covered call option writer may be assigned an exercise notice by the broker/dealer through whom such call option was sold requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. A closing purchase transaction cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

         With respect to both options on actual portfolio securities owned by the Fund and options on stock indices, the Fund may enter into closing purchase transactions. A closing purchase transaction is one in which the Fund, when obligated as a writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written.

         Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable the Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. The Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

         If a call option expires unexercised, the Fund will realize a short-term capital gain in the amount of the premium on the option, less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security, and the proceeds of the sale of the security plus the amount of the premium on the option, less the commission paid.

         The market value of a call option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the price volatility of the underlying security and the time remaining until the expiration date.

         The Fund will write call options only on a covered basis, which means the Fund will own the underlying security subject to the call option at all times during the option period. Unless a closing purchase transaction is effected, the Fund would be required to continue to hold a security which it might otherwise wish to sell, or deliver a security it would want to hold. Options written by the Fund will normally have expiration dates between one and nine months from the date written. The exercise price of a call option may be below, equal to or above the current market value of the underlying security at the time the option is written.

Purchasing Call Options
         The Fund may purchase call options to enhance income or to hedge its portfolio securities. When the Fund purchases a call option, in return for a premium paid by the Fund to the writer of the option, the Fund obtains the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium upon writing the option, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. The advantage of purchasing call options is that the Fund may alter portfolio characteristics and modify portfolio maturities without incurring the cost associated with portfolio transactions.

         The Fund may, following the purchase of a call option, liquidate its positions by effecting a closing sale transaction. This is accomplished by selling an option of the same series as the option previously purchased. The Fund will realize a profit from a closing sale transaction if the price received on the transaction is more than the premium paid to purchase the original call option; the Fund will realize a loss from a closing sale transaction if the price received on the transaction is less than the premium paid to purchase the original call option.

         Although the Fund will generally purchase only those call options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange may exist. In such event, it may not be possible to effect closing transactions in particular options, with the result that the Fund would have to exercise their options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying securities acquired through the exercise of such options. Further, unless the price of the underlying security changes sufficiently, a call option purchased by the Fund may expire without any value to the Fund.

Purchasing Put Options
         The Fund may invest in put options to enhance income or to hedge its portfolio securities.

         The Fund may purchase put options in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option ("protective puts"). The ability to purchase put options will allow the Fund to protect an unrealized gain in an appreciated security in its portfolio without actually selling the security. If the security does not drop in value, the Fund will lose the value of the premium paid. The Fund may sell a put option which it has previously purchased prior to the sale of the securities underlying such option. Such sales will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option which is sold.

         The Fund may sell a put option purchased on individual portfolio securities or stock indices. Additionally, the Fund may enter into closing sale transactions. A closing sale transaction is one in which the Fund, when it is the holder of an outstanding option, liquidates its position by selling an option of the same series as the option previously purchased.

Writing Put Options
         A put option written by the Fund obligates it to buy the security underlying the option at the exercise price during the option period and the purchaser of the option has the right to sell the security to the Fund. During the option period, the Fund, as writer of the put option, may be assigned an exercise notice by the broker/dealer through whom the option was sold requiring the Fund to make payment of the exercise price against delivery of the underlying security. The obligation terminates upon expiration of the put option or at such earlier time at which the writer effects a closing purchase transaction. The Fund may write put options only if the Fund will maintain in a segregated account with its Custodian Bank, cash, U.S. government securities or or other assets in an amount not less than the exercise price of the option at all times during the option period. The amount of cash, U.S. government securities or other assets held in the segregated account will be adjusted on a daily basis to reflect changes in the market value of the securities covered by the put option written by the Fund. Consistent with the limited purposes for which the Fund intends to engage in the writing of put options, such put options will generally be written in circumstances where the investment adviser wishes to purchase the underlying security for the Fund at a price lower than the current market price of the security. In such event, the Fund would write a put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay.

         Following the writing of a put option, the Fund may wish to terminate the obligation to buy the security underlying the option by effecting a closing purchase transaction. This is accomplished by buying an option of the same series as the option previously written. The Fund may not, however, effect such a closing transaction after it has been notified of the exercise of the option.

Options on Stock Indices
         A stock index assigns relative values to the common stocks included in the index with the index fluctuating with changes in the market values of the underlying common stock.

         Options on stock indices are similar to options on stocks but have different delivery requirements. Stock options provide the right to take or make delivery of the underlying stock at a specified price. A stock index option gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the amount by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Gain or loss to the Fund on transactions in stock index options will depend on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements of individual securities.

         As with stock options, the Fund may offset its position in stock index options prior to expiration by entering into a closing transaction on an Exchange or it may let the option expire unexercised.

         A stock index fluctuates with changes in the market values of the stock so included. Some stock index options are based on a broad market index such as the Standard & Poor's 500 (R) Composite Stock Price Index ("S&P 500") or the New York Stock Exchange Composite Index, or a narrower market index such as the Standard & Poor's 100 ("S&P 100"). Indices are also based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indices are currently traded on the following Exchanges among others: The Chicago Board Options Exchange, New York Stock Exchange and American Stock Exchange.

         The effectiveness of purchasing or writing stock index options as a hedging technique will depend upon the extent to which price movements in the Fund's portfolio correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether the Fund will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices, in an industry or market segment, rather than movements in the price of a particular stock. Since the Fund's portfolio will not duplicate the components of an index, the correlation will not be exact. Consequently, the Fund bears the risk that the prices of the securities being hedged will not move in the same amount as the hedging instrument. It is also possible that there may be a negative correlation between the index or other securities underlying the hedging instrument and the hedged securities which would result in a loss on both such securities and the hedging instrument. Accordingly, successful use of options on stock indices will be subject to the Manager's ability to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the price of individual stocks.

         Positions in stock index options may be closed out only on an Exchange which provides a secondary market. There can be no assurance that a liquid secondary market will exist for any particular stock index option. Thus, it may not be possible to close such an option. The inability to close options positions could have an adverse impact on the Fund's ability to effectively hedge its securities. The Fund will enter into an option position only if there appears to be a liquid secondary market for such options.

         The Fund will not engage in transactions in options on stock indices for speculative purposes but only to protect appreciation attained, to offset capital losses and to take advantage of the liquidity available in the option markets.

         E. Futures Contracts and Options on Futures Contracts--As noted in the Prospectus, the Fund may enter into futures contracts relating to securities, securities indices, interest rates or foreign currencies. (Unless otherwise specified, interest rate futures contracts, securities and securities index futures contracts and foreign currency futures contracts are collectively referred to as "futures contracts.") Such investment strategies will be used as a hedge and not for speculation.

         As noted in the Prospectus, the Fund may purchase and write options on the types of futures contracts, described in the Prospectus.

         The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the securities in the Fund's portfolio. If the futures price at expiration of the option is below the exercise price, the Fund will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in the Fund's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the securities or other instruments required to be delivered under the terms of the futures contract. If the futures price at expiration of the put option is higher than the exercise price, the Fund will retain the full amount of the option premium, which provides a partial hedge against any increase in the price of securities which the Fund intends to purchase. If a put or call option that the Fund has written is exercised, the Fund will incur a loss which will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its options on futures positions, the Fund's losses from exercised options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

         The Fund may purchase options on futures contracts for hedging purposes instead of purchasing or selling the underlying futures contracts. For example, where a decrease in the value of portfolio securities is anticipated as a result of a projected market-wide decline or changes in interest or exchange rates, the Fund could, in lieu of selling futures contracts, purchase put options thereon. In the event that such decrease occurs, it may be offset, in whole or part, by a profit on the option. If the market decline does not occur, the Fund will suffer a loss equal to the price of the put. Where it is projected that the value of securities to be acquired by the Fund will increase prior to acquisition, due to a market advance or changes in interest or exchange rates, the Fund could purchase call options on futures contracts, rather than purchasing the underlying futures contracts. If the market advances, the increased cost of securities to be purchased may be offset by a profit on the call. However, if the market declines, the Fund will suffer a loss equal to the price of the call, but the securities which the Fund intends to purchase may be less expensive.

         F. Foreign and Emerging Market Securities--The Fund has the ability to purchase securities in any foreign country. Investors should consider carefully the substantial risks involved in investing in securities issued by companies and governments of foreign nations. These risks are in addition to the usual risks inherent in domestic investments. There is the possibility of expropriation, nationalization or confiscatory taxation, taxation of income earned in foreign nations or other taxes imposed with respect to investments in foreign nations, foreign exchange controls (which may include suspension of the ability to transfer currency from a given country), default in foreign government securities, political or social instability or diplomatic developments which could affect investments in securities of issuers in those nations.

         In addition, in many countries, there is substantially less publicly available information about issuers than is available in reports about companies in the United States. Foreign companies are not subject to uniform accounting, auditing and financial reporting standards, and auditing practices and requirements may not be comparable to those applicable to United States companies. Consequently, financial data about foreign companies may not accurately reflect the real condition of those issuers and securities markets.

         Further, the Fund may encounter difficulty or be unable to pursue legal remedies and obtain judgments in foreign courts. Commission rates on securities transactions in foreign countries, which are sometimes fixed rather than subject to negotiation as in the United States, are likely to be higher. Further, the settlement period of securities transactions in foreign markets may be longer than in domestic markets, and may be subject to administrative uncertainties. In many foreign countries, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States, and capital requirements for brokerage firms are generally lower. The foreign securities markets of many of the countries in which the Fund may invest may also be smaller, less liquid and subject to greater price volatility than those in the United States.

         The Fund may also invest in securities of issuers located in emerging market nations. Compared to the United States and other developed countries, emerging countries may have volatile social conditions, relatively unstable governments and political systems, economies based on only a few industries and economic structures that are less diverse and mature, and securities markets that trade a small number of securities, which can result in a low or nonexistent volume of trading. Prices in these securities markets tend to be volatile and, in the past, securities in these countries have offered greater potential for gain (as well as loss) than securities of companies located in developed countries. Until recently, there has been an absence of a capital market structure or market-oriented economy in certain emerging countries. Further, investments and opportunities for investments by foreign investors are subject to a variety of national policies and restrictions in many emerging countries. Also, the repatriation of both investment income and capital from several foreign countries is restricted and controlled under certain regulations, including, in some cases, the need for certain governmental consents. Countries such as those in which the Fund may invest have historically experienced and may continue to experience, substantial, and in some periods extremely high rates of inflation for many years, high interest rates, exchange rate fluctuations or currency depreciation, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment. Other factors which may influence the ability or willingness to service debt include, but are not limited to, a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the relative size of its debt service burden to the economy as a whole, its government's policy towards the International Monetary Fund, the World Bank and other international agencies and the political constraints to which a government debtor may be subject.

         There has been in the past, and there may be again in the future, an interest equalization tax levied by the United States in connection with the purchase of foreign securities such as those purchased by the Fund. Payment of such interest equalization tax, if imposed, would reduce the Fund's rate of return on its investment. Dividends paid by foreign issuers may be subject to withholding and other foreign taxes which may decrease the net return on such investments as compared to dividends paid to the Fund by United States corporations. Special rules govern the federal income tax treatment of certain transactions denominated in terms of a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar. The types of transactions covered by the special rules generally include the following: (i) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury Regulations, preferred stock); (ii) the accruing of certain trade receivables and payables; and (iii) the entering into or acquisition of any forward contract, futures contract, option and similar financial instruments other than any "regulated futures contract" or "nonequity option" marked to market. The disposition of a currency other than the U.S. dollar by a U.S. taxpayer is also treated as a transaction subject to the special currency rules. However, foreign currency-related regulated futures contracts and nonequity options are generally not subject to the special currency rules, if they are or would be treated as sold for their fair market value at year-end under the marking to market rules applicable to other futures contracts, unless an election is made to have such currency rules apply. With respect to transactions covered by the special rules, foreign currency gain or loss is calculated separately from any gain or loss on the underlying transaction and is normally taxable as ordinary gain or loss. A taxpayer may elect to treat as capital gain or loss foreign currency gain or loss arising from certain identified forward contracts, futures contracts and options that are capital assets in the hands of the taxpayer and which are not part of a straddle. Certain transactions subject to the special currency rules that are part of a "section 988 hedging transaction" (as defined in the Internal Revenue Code of 1986, as amended (the "Code"), and the Treasury Regulations) will be integrated and treated as a single transaction or otherwise treated consistently for purposes of the Code. The income tax effects of integrating and treating a transaction as a single transaction are generally to create a synthetic debt instrument that is subject to the original discount provisions. It is anticipated that some of the non-U.S. dollar denominated investments and foreign currency contracts the Fund may make or enter into will be subject to the special currency rules described above.

         G. Foreign Currency Transactions--Although the Fund values its assets daily in terms of U.S. dollars, they do not intend to convert holdings of foreign currencies into U.S. dollars on a daily basis. The Fund will, however, from time to time, purchase or sell foreign currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to minimize currency value fluctuations. The Fund may conduct its foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or through entering into contracts to purchase or sell foreign currencies at a future date (i.e., a "forward foreign currency" contract or "forward" contract). A forward contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract, agreed upon by the parties, at a price set at the time of the contract. The Fund will convert currency on a spot basis from time to time, and investors should be aware of the costs of currency conversion.

         The Fund may enter into forward contracts to "lock in" the price of a security it has agreed to purchase or sell, in terms of U.S. dollars or other currencies in which the transaction will be consummated. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars or foreign currency, of the amount of foreign currency involved in the underlying security transaction, the Fund will be able to protect itself against a possible loss resulting from an adverse change in currency exchange rates during the period between the date the security is purchased or sold and the date on which payment is made or received.

         When the Manager believes that the currency of a particular country may suffer a significant decline against the U.S. dollar or against another currency, the Fund may enter into a forward foreign currency contract to sell, for a fixed amount of U.S. dollars or other appropriate currency, the amount of foreign currency approximating the value of some or all of the Fund's securities denominated in such foreign currency.

         The Fund will not enter into forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's securities or other assets denominated in that currency.

         At the maturity of a forward contract, the Fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract with the same currency trader obligating it to purchase, on the same maturity date, the same amount of the foreign currency. The Fund may realize a gain or loss from currency transactions. With respect to forward foreign currency contracts, the precise matching of forward contract amounts and the value of the securities involved is generally not possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency strategy is highly uncertain.

         It is impossible to forecast the market value of Fund securities at the expiration of the contract. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of a security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver.

         H. Investment Company Securities--Any investments that the Fund makes in either closed-end or open-end investment companies will be limited by the 1940 Act, and would involve an indirect payment of a portion of the expenses, including advisory fees, of such other investment companies. Under the 1940 Act's current limitations, the Fund may not (1) own more than 3% of the voting stock of another investment company; (2) invest more than 5% of the Fund's total assets in the shares of any one investment company; nor (3) invest more than 10% of the Fund's total assets in shares of other investment companies. If the Fund elects to limit its investment in other investment companies to closed-end investment companies, the 3% limitation described above is increased to 10%. These percentage limitations also apply to the Fund's investments in unregistered investment companies.

         I. Unseasoned Companies--The Fund may invest in relatively new or unseasoned companies which are in their early stages of development, or small companies positioned in new and emerging industries where the opportunity for rapid growth is expected to be above average. Securities of unseasoned companies present greater risks than securities of larger, more established companies. The companies in which the Fund may invest may have relatively small revenues, limited product lines, and may have a small share of the market for their products or services. Small companies may lack depth of management, they may be unable to internally generate funds necessary for growth or potential development or to generate such funds through external financing or favorable terms, or they may be developing or marketing new products or services for which markets are not yet established and may never become established. Due these and other factors, small companies may suffer significant losses as well as realize substantial growth, and investments in such companies tend to be volatile and are therefore speculative.

Concentration
         In applying the Fund's policy on concentration: (i) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (iii) asset backed securities will be classified according to the underlying assets securing such securities.

ACCOUNTING AND TAX ISSUES

         When the Fund writes a call option, an amount equal to the premium received by it is included in the section of the Fund's assets and liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently "marked to market" to reflect the current market value of the option written. The current market value of a written option is the last sale price on the principal Exchange on which such option is traded or, in the absence of a sale, the mean between the last bid and asked prices. If an option which the Fund has written expires on its stipulated expiration date, the Fund reports a realized gain. If the Fund enters into a closing purchase transaction with respect to an option which the Fund has written, the Fund realizes a gain (or loss if the cost of the closing transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. Any such gain or loss is a short-term capital gain or loss for federal income tax purposes. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received.

         Other Tax Requirements--The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). As such, the Fund will not be subject to federal income tax, or to any excise tax, to the extent its earnings are distributed as provided in the Code and it satisfies other requirements relating to the sources of its income and diversification of its assets.

         In order to qualify as a regulated investment company for federal income tax purposes, the Fund must meet certain specific requirements, including:

         (i) The Fund must maintain a diversified portfolio of securities, wherein no security (other than U.S. government securities and securities of other regulated investment companies) can exceed 25% of the Fund's total assets, and, with respect to 50% of the Fund's total assets, no investment (other than cash and cash items, U.S. Government securities and securities of other regulated investment companies) can exceed 5% of the Fund's total assets;

         (ii) The Fund must derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or disposition of stock and securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies;

         (iii) The Fund must distribute to its shareholders at least 90% of its investment company taxable income and net tax-exempt income for each of its fiscal years, and

         (iv) The Fund must realize less than 30% of its gross income for each fiscal year from gains from the sale of securities and certain other assets that have been held by the Fund for less than three months ("short-short income"). The Taxpayer Relief Act of 1997 (the "1997 Act") repealed the 30% short-short income test for tax years of regulated investment companies beginning after August 5, 1997; however, this rule may have continuing effect in some states for purposes of classifying the Fund as a regulated investment company.

         The Code requires the Fund to distribute at least 98% of its taxable ordinary income earned during the calendar year and 98% of its capital gain net income earned during the 12 month period ending November 30 (in addition to amounts from the prior year that were neither distributed nor taxed to the Fund) to you by December 31 of each year in order to avoid federal excise taxes. The Fund intends as a matter of policy to declare and pay sufficient dividends in December or January (which are treated by you as received in December) but does not guarantee and can give no assurances that its distributions will be sufficient to eliminate all such taxes.

         The straddle rules of Section 1092 may apply. Generally, the straddle provisions require the deferral of losses to the extent of unrecognized gains related to the offsetting positions in the straddle. Excess losses, if any, can be recognized in the year of loss. Deferred losses will be carried forward and recognized in the year that unrealized losses exceed unrealized gains or when the offsetting position is sold.

         The 1997 Act has also added new provisions for dealing with transactions that are generally called "Constructive Sale Transactions." Under these rules, the Fund must recognize gain (but not loss) on any constructive sale of an appreciated financial position in stock, a partnership interest or certain debt instruments. The Fund will generally be treated as making a constructive sale when it: 1) enters into a short sale on the same or substantially identical property; 2) enters into an offsetting notional principal contract; or 3) enters into a futures or forward contract to deliver the same or substantially identical property. Other transactions (including certain financial instruments called collars) will be treated as constructive sales as provided in Treasury regulations to be published. There are also certain exceptions that apply for transactions that are closed before the end of the 30th day after the close of the taxable year.

         Investment in Foreign Currencies and Foreign Securities--The Fund is authorized to invest certain limited amounts in foreign securities. Such investments, if made, will have the following additional tax consequences to the
Fund:

         Under the Code, gains or losses attributable to fluctuations in foreign currency exchange rates which occur between the time the Fund accrues income (including dividends), or accrues expenses which are denominated in a foreign currency, and the time the Fund actually collects such income or pays such expenses generally are treated as ordinary income or loss. Similarly, on the disposition of debt securities denominated in a foreign currency and on the disposition of certain options, futures, forward contracts, gain or loss attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of its disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as "Section 988" gains or losses, may increase or decrease the amount of the Fund's net investment company taxable income, which, in turn, will affect the amount of income to be distributed to you by the Fund.

         If the Fund's Section 988 losses exceed the Fund's other investment company taxable income during a taxable year, the Fund generally will not be able to make ordinary dividend distributions to you for that year, or distributions made before the losses were realized will be recharacterized as return of capital distributions for federal income tax purposes, rather than as an ordinary dividend or capital gain distribution. If a distribution is treated as a return of capital, your tax basis in your Fund shares will be reduced by a like amount (to the extent of such basis), and any excess of the distribution over your tax basis in your Fund shares will be treated as capital gain to you.

         The 1997 Act generally requires that foreign income be translated into U.S. dollars at the average exchange rate for the tax year in which the transactions are conducted. Certain exceptions apply to taxes paid more than two years after the taxable year to which they relate. This new law may require the Fund to track and record adjustments to foreign taxes paid on foreign securities in which it invests. Under the Fund's old reporting procedure, foreign security transactions are recorded generally at the time of each transaction using the foreign currency spot rate available for the date of each transaction. Under the new law, the Fund is required to record at fiscal year end (and at calendar year end for excise tax purposes) an adjustment that reflects the difference between the spot rates recorded for each transaction and the year-end average exchange rate for all of the Fund's foreign securities transactions. There is a possibility that the mutual fund industry will be given relief from this new provision, in which case no year-end adjustments will be required.

         The Fund may be subject to foreign withholding taxes on income from certain of its foreign securities. If more than 50% of the total assets of the Fund at the end of its fiscal year are invested in securities of foreign corporations, the Fund may elect to pass-through to you your pro rata share of foreign taxes paid by the Fund. If this election is made, you will be: (i) required to include in your gross income your pro rata share of foreign source income (including any foreign taxes paid by the Fund); and (ii) entitled to either deduct your share of such foreign taxes in computing your taxable income or to claim a credit for such taxes against your U.S. income tax, subject to certain limitations under the Code. You will be informed by the Fund at the end of each calendar year regarding the availability of any such foreign tax credits and the amount of foreign source income (including any foreign taxes paid by the Fund). If the Fund elects to pass-through to you the foreign income taxes that it has paid, you will be informed at the end of the calendar year of the amount of foreign taxes paid and foreign source income that must be included on your federal income tax return. If the Fund invests 50% or less of its total assets in securities of foreign corporations, it will not be entitled to pass-through to you your pro-rata shares of foreign taxes paid by the Fund. In this case, these taxes will be taken as a deduction by the Fund, and the income reported to you will be the net amount after these deductions. The 1997 Act also simplifies the procedures by which investors in funds that invest in foreign securities can claim tax credits on their individual income tax returns for the foreign taxes paid by the Fund. These provisions allow investors who pay foreign taxes of $300 or less on a single return or $600 or less on a joint return during any year (all of which must be reported on IRS Form 1099-DIV from the Fund to the investor) to claim a tax credit against their U.S. federal income tax for the amount of foreign taxes paid by the Fund. This process allows you, if you qualify, to bypass the burdensome and detailed reporting requirements on the foreign tax credit schedule (Form 1116) and report your foreign taxes paid directly on page 2 of Form 1040. You should note that this simplified procedure is not be available until calendar year 1998.

         Investment in Passive Foreign Investment Company securities--The Fund may invest in shares of foreign corporations which may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. If the Fund receives an "excess distribution" with respect to PFIC stock, the Fund itself may be subject to U.S. federal income tax on a portion of the distribution, whether or not the corresponding income is distributed by the Fund to you. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC shares. The Fund itself will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years, and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. In this case, you would not be permitted to claim a credit on your own tax return for the tax paid by the Fund. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain distribution might have been classified as capital gain. This may have the effect of increasing Fund distributions to you that are treated as ordinary dividends rather than long-term capital gain dividends.

         The Fund may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, the Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions are received from the PFIC during such period. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, the 1997 Act provides for another election that would involve marking-to-market the Fund's PFIC shares at the end of each taxable year (and on certain other dates as prescribed in the Code), with the result that unrealized gains would be treated as though they were realized. The Fund would also be allowed an ordinary deduction for the excess, if any, of the adjusted basis of its investment in the PFIC stock over its fair market value at the end of the taxable year. This deduction would be limited to the amount of any net mark-to-market gains previously included with respect to that particular PFIC security. If the Fund were to make this second PFIC election, tax at the Fund level under the PFIC rules would generally be eliminated.

         The application of the PFIC rules may affect, among other things, the amount of tax payable by the Fund (if any), the amounts distributable to you by the Fund, the time at which these distributions must be made, and whether these distributions will be classified as ordinary income or capital gain distributions to you.

         You should be aware that it is not always possible at the time shares of a foreign corporation are acquired to ascertain that the foreign corporation is a PFIC, and that there is always a possibility that a foreign corporation will become a PFIC after the Fund acquires shares in that corporation. While the Fund will generally seek to avoid investing in PFIC shares to avoid the tax consequences detailed above, there are no guarantees that it will do so and it reserves the right to make such investments as a matter of its fundamental investment policy.

         Most foreign exchange gains are classified as ordinary income which will be taxable to you as such when distributed. Similarly, you should be aware that any foreign exchange losses realized by the Fund, including any losses realized on the sale of foreign debt securities, are generally treated as ordinary losses for federal income tax purposes. This treatment could increase or reduce the Fund's income available for distribution to you, and may cause some or all of the Fund's previously distributed income to be classified as a return of capital.

PERFORMANCE INFORMATION

         From time to time, the Fund may state total return for each Class in advertisements and other types of literature. Any statements of total return performance data for a Class will be accompanied by information on the average annual compounded rate of return for that Class over, as relevant, the most recent one-, five- and ten-year (or life of fund, if applicable) periods. The Fund may also advertise aggregate and average compounded return information of each Class over additional periods of time.

         In presenting performance information for Class A Shares, the Limited CDSC, applicable only to certain redemptions of those shares, will not be deducted from any computations of total return. See the Prospectus for the Fund Classes for a description of the Limited CDSC and the limited instances in which it applies. All references to a CDSC in this Performance Information section will apply to Class B Shares or Class C Shares.

         Total return performance of each Class will reflect the appreciation or depreciation of principal, reinvestment of income and any capital gains distributions paid during any indicated period, and the impact of the maximum front-end sales charge or CDSC, if any, paid on the illustrated investment amount, annualized. The results will not reflect any income taxes, if applicable, payable by shareholders on the reinvested distributions included in the calculations. As securities prices fluctuate, an illustration of past performance should not be considered as representative of future results.

         The average annual total rate of return for each Class is based on a hypothetical $1,000 investment that includes capital appreciation and depreciation during the stated periods. The following formula will be used for the actual computations:
                              n
                        P(1+T) = ERV

       Where:         P  =  a hypothetical initial purchase order of $1,000 from which, in the case of only Class A Shares, the maximum front-end sales charge is deducted;

                      T  =  average annual total return;

                      n  =  number of years;

                    ERV  =  redeemable value of the hypothetical
                            $1,000 purchase at the end of the period after the deduction of the applicable CDSC, if any, with respect to Class B Shares and Class C Shares.

    Aggregate or cumulative total return is calculated in a similar manner, except that the results are not annualized. Each calculation assumes the maximum front-end sales charge, if any, is deducted from the initial $1,000 investment at the time it is made with respect to Class A Shares and that all distributions are reinvested at net asset value, and, with respect to Class B Shares and Class C Shares, reflects the deduction of the CDSC that would be applicable upon complete redemption of such shares. In addition, the Fund may present total return information that does not reflect the deduction of the maximum front-end sales charge or any applicable CDSC.

    From time to time, the Fund may also quote its Classes' actual total return performance, dividend results and other performance information in advertising and other types of literature. This information may be compared to that of other mutual funds with similar investment objectives and to stock, bond and other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of the Fund (or Fund Class) maybe compared to data prepared by Lipper Analytical Services, Inc., Morningstar, Inc. or to the S&P 500 Index or the Dow Jones Industrial Average.

    Lipper Analytical Services, Inc. maintains statistical performance databases, as reported by a diverse universe of independently-managed mutual funds. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the Fund's performance to another fund in appropriate categories over specific time periods also may be quoted in advertising and other types of literature. The S&P 500 Stock Index and the Dow Jones Industrial Average are industry-accepted unmanaged indices of stocks which are representative of and used to measure broad stock market performance. The total return performance reported for these indices will reflect the reinvestment of all distributions on a quarterly basis and market price fluctuations. The indices do not take into account any sales charge or other fees. A direct investment in an unmanaged index is not possible. In seeking a particular investment objective, the Fund's portfolio may include common stocks considered by the Manager to be more aggressive than those tracked by these indices.

    The performance of multiple indices compiled and maintained by statistical research firms, such as Salomon Brothers and Lehman Brothers, may be combined to create a blended performance result for comparative purposes. Generally, the indices selected will be representative of the types of securities in which the Fund may invest and the assumptions that were used in calculating the blended performance will be described.

    Ibbotson Associates of Chicago, Illinois ("Ibbotson") provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the Consumer Price Index), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices. The Fund may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the Fund. The Fund may also compare performance to that of other compilations or indices that may be developed and made available in the future.

    The Fund may include discussions or illustrations of the potential investment goals of a prospective investor (including materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting, questionnaires designed to help create a personal financial profile, worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return and action plans offering investment alternatives), investment management techniques, policies or investment suitability of the Fund (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer, automatic account rebalancing, the advantages and disadvantages of investing in tax-deferred and taxable investments), economic and political conditions, the relationship between sectors of the economy and the economy as a whole, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury bills. From time to time advertisements, sales literature, communications to shareholders or other materials may summarize the substance of information contained in shareholder reports (including the investment composition of the Fund), as well as the views as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to the Fund. In addition, selected indices may be used to illustrate historic performance of selected asset classes. The Fund may also include in advertisements, sales literature, communications to shareholders or other materials, charts, graphs or drawings which illustrate the potential risks and rewards of investment in various investment vehicles, including but not limited to, stocks, bonds, treasury bills and shares of the Fund. In addition, advertisements, sales literature, communications to shareholders or other materials may include a discussion of certain attributes or benefits to be derived by an investment in the Fund and/or other mutual funds, shareholder profiles and hypothetical investor scenarios, timely information on financial management, tax and retirement planning (such as information on Roth IRAs and Education IRAs) and investment alternative to certificates of deposit and other financial instruments. Such sales literature, communications to shareholders or other materials may include symbols, headlines or other material which highlight or summarize the information discussed in more detail therein.

    Materials may refer to the CUSIP numbers of the Fund and may illustrate how to find the listings of the Fund in newspapers and periodicals. Materials may also include discussions of other funds, products, and services.

    The Fund may quote various measures of volatility and benchmark correlation in advertising. In addition, the Fund may compare these measures to those of other funds. Measures of volatility seek to compare the historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. Measures of volatility and correlation may be calculated using averages of historical data. The Fund may advertise its current interest rate sensitivity, duration, weighted average maturity or similar maturity characteristics. Advertisements and sales materials relating to the Fund may include information regarding the background and experience of its portfolio managers.

    Because every investor's goals and risk threshold are different, the Distributor, as distributor for the Fund and other mutual funds in the Delaware Investments family of funds, will provide general information about investment alternatives and scenarios that will allow investors to assess their personal goals. This information will include general material about investing as well as materials reinforcing various industry-accepted principles of prudent and responsible financial planning. One typical way of addressing these issues is to compare an individual's goals and the length of time the individual has to attain these goals to his or her risk threshold. In addition, the Distributor will provide information that discusses the Manager's overriding investment philosophy and how that philosophy impacts the Fund's investment disciplines, and investment disciplines of the funds in the Delaware Investments family, employed in seeking their objectives. The Distributor may also from time to time cite general or specific information about the institutional clients of the Manager, including the number of such clients serviced by the Manager.

Dollar-Cost Averaging
    For many people, deciding when to invest can be a difficult decision. Security prices tend to move up and down over various market cycles and logic says to invest when prices are low. However, even experts can't always pick the highs and the lows. By using a strategy known as dollar-cost averaging, you schedule your investments ahead of time. If you invest a set amount on a regular basis, that money will always buy more shares when the price is low and fewer when the price is high. You can choose to invest at any regular interval--for example, monthly or quarterly--as long as you stick to your regular schedule. Dollar-cost averaging looks simple and it is, but there are important things to remember.

    Dollar-cost averaging works best over longer time periods, and it doesn't guarantee a profit or protect against losses in declining markets. If you need to sell your investment when prices are low, you may not realize a profit no matter what investment strategy you utilize. That's why dollar-cost averaging can make sense for long-term goals. Since the potential success of a dollar-cost averaging program depends on continuous investing, even through periods of fluctuating prices, you should consider your dollar-cost averaging program a long-term commitment and invest an amount you can afford and probably won't need to withdraw. You also should consider your financial ability to continue to purchase shares during periods of high fund share prices. Delaware Group offers three services -- Automatic Investing Program, Direct Deposit Program and the Wealth Builder Option -- that can help to keep your regular investment program on track. See Investing by Electronic Fund Transfer - Direct Deposit Purchase Plan and Automatic Investing Plan under Investment Plans and Wealth Builder Option under Investment Plans for a complete description of these services, including restrictions or limitations.

    The example below illustrates how dollar-cost averaging can work. In a fluctuating market, the average cost per share over a period of time will be lower than the average price per share for the same time period.

                                                                    Number
                         Investment           Price Per            of Shares
                           Amount               Share              Purchased
                           ------               -----              ---------

            Month 1        $100                $10.00                 10
            Month 2        $100                $12.50                  8
            Month 3        $100                 $5.00                 20
            Month 4        $100                $10.00                 10
            -----------------------------------------------------------------
                           $400                $37.50                 48

         Total Amount Invested:  $400
         Total Number of Shares Purchased:  48
         Average Price Per Share:  $9.38 ($37.50/4)
         Average Cost Per Share:  $8.33 ($400/48 shares)

         This example is for illustration purposes only. It is not intended to represent the actual performance of the Fund.

THE POWER OF COMPOUNDING
         When you opt to reinvest your current income for additional Fund shares, your investment is given yet another opportunity to grow. The Fund may include illustrations showing the power of compounding in advertisements and other types of literature.

TRADING PRACTICES AND BROKERAGE

         Equity Funds II, Inc. selects brokers or dealers to execute transactions on behalf of the Fund for the purchase or sale of portfolio securities on the basis of its judgment of their professional capability to provide the service. The primary consideration is to have brokers or dealers execute transactions at best price and execution. Best price and execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. Some trades are made on a net basis where the Fund either buys securities directly from the dealer or sells them to the dealer. In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission. When a commission is paid, the Fund pays reasonably competitive brokerage commission rates based upon the professional knowledge of its trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, the Fund pays a minimal share transaction cost when the transaction presents no difficulty.

         The Manager may allocate out of all commission business generated by all of the funds and accounts under its management, brokerage business to brokers or dealers who provide brokerage and research services. These services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software and hardware used in security analyses; and providing portfolio performance evaluation and technical market analyses. Such services are used by the Manager in connection with its investment decision-making process with respect to one or more funds and accounts managed by it, and may not be used, or used exclusively, with respect to the fund or account generating the brokerage.

         As provided in the 1934 Act and the Fund's Investment Management Agreement, higher commissions are permitted to be paid to broker/dealers who provide brokerage and research services than to broker/dealers who do not provide such services if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker/dealers who provide such brokerage and research services, the Fund believes that the commissions paid to such broker/dealers are not, in general, higher than commissions that would be paid to broker/dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In some instances, services may be provided to the Manager which constitute in some part brokerage and research services used by the Manager in connection with its investment decision-making process and constitute in some part services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In such cases, the Manager will make a good faith allocation of brokerage and research services and will pay out of its own resources for services used by the Manager in connection with administrative or other functions not related to its investment decision-making process. In addition, so long as no fund is disadvantaged, portfolio transactions which generate commissions or their equivalent are allocated to broker/dealers who provide daily portfolio pricing services to the Fund and to other funds in the Delaware Investments family. Subject to best price and execution, commissions allocated to brokers providing such pricing services may or may not be generated by the funds receiving the pricing service.

         The Manager may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. When a combined order is executed in a series of transactions at different prices, each account participating in the order may be allocated an average price obtained from the executing broker. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or fund may obtain, it is the opinion of the Manager and Equity Funds II, Inc.'s Board of Directors that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

         Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc. (the "NASD"), and subject to seeking best price and execution, the Fund may place orders with broker/dealers that have agreed to defray certain expenses of the funds in the Delaware Investments family, such as custodian fees, and may, at the request of the Distributor, give consideration to sales of shares of a such funds as a factor in the selection of brokers and dealers to execute Fund portfolio transactions.

Portfolio Turnover
         Portfolio trading will be undertaken principally to accomplish the Fund's objective in relation to anticipated movements in the general level of interest rates. The Fund is free to dispose of portfolio securities at any time, subject to complying with the Code and the 1940 Act, when changes in circumstances or conditions make such a move desirable in light of the investment objective. The Fund will not attempt to achieve or be limited to a predetermined rate of portfolio turnover, such a turnover always being incidental to transactions undertaken with a view to achieving the Fund's investment objective.

         The degree of portfolio activity may affect brokerage costs of the Fund and taxes payable by the Fund's shareholders to the extent of any net realized capital gains. The Fund's portfolio turnover may exceed 100%. The Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular fiscal year by the monthly average of the value of the portfolio securities owned by the Fund during the particular fiscal year, exclusive of securities whose maturities at the time of acquisition are one year or less. A turnover rate of 100% would occur, for example, if all the investments in the Fund's portfolio at the beginning of the year were replaced by the end of the year.

         The Fund may hold securities for any period of time. The Fund's portfolio turnover will be increased if the Fund writes a large number of call options which are subsequently exercised. The portfolio turnover rate also may be affected by cash requirements from redemptions and repurchases of Fund shares. Total brokerage costs generally increase with higher portfolio turnover rates.

PURCHASING SHARES

      The Distributor serves as the national distributor for the Fund's four classes of shares - Class A Shares, Class B Shares, Class C Shares and the Institutional Class, and has agreed to use its best efforts to sell shares of the Fund. See the Prospectuses for additional information on how to invest. Shares of the Fund are offered on a continuous basis, and may be purchased through authorized investment dealers or directly by contacting Equity Funds II, Inc. or the Distributor.

      The minimum initial investment generally is $1,000 for Class A Shares, Class B Shares and Class C Shares. Subsequent purchases of such classes generally must be at least $100. The initial and subsequent minimum investment with respect to Class A Shares will be waived for purchases by officers, directors and employees of any fund in the Delaware Investments family, the Manager or any of the Manager's affiliates if the purchases are made pursuant to a payroll deduction program. Shares purchased pursuant to the Uniform Gifts to Minors Act or Uniform Transfers to Minors Act and shares purchased in connection with an Automatic Investing Plan are subject to a minimum initial purchase of $250 and a minimum subsequent purchase of $25. Accounts opened under the Asset Planner service are subject to a minimum initial investment of $2,000 per Asset Planner Strategy selected. There are no minimum purchase requirements for the Institutional Class, but certain eligibility requirements must be satisfied.

      Each purchase of Class B Shares is subject to a maximum purchase limitation of $250,000. For Class C Shares each purchase must be in an amount that is less than $1,000,000. See Investment Plans for purchase limitations applicable to retirement plans. Equity Funds II, Inc. will reject any purchase order of more than $250,000 of Class B Shares and $1,000,000 or more of Class C Shares. An investor may exceed these limitations by making cumulative purchases over a period of time. In doing so, an investor should keep in mind, however, that reduced front-end sales charges apply to investments of $100,000 or more in Class A Shares, and that Class A Shares are subject to lower annual 12b-1 Plan expenses than Class B Shares and Class C Shares and generally are not subject to a CDSC.

      Selling dealers are responsible for transmitting orders promptly. Equity Funds II, Inc. reserves the right to reject any order for the purchase of the Fund's shares if in the opinion of management such rejection is in the Fund's best interest.

      The NASD has adopted amendments to its Conduct Rules, as amended, relating to investment company sales charges. Equity Funds II, Inc. and the Distributor intend to operate in compliance with these rules.

             Class A Shares are purchased at the offering price which reflects a maximum front-end sales charge of 4.75%; however, lower front-end sales charges apply for larger purchases. Class A Shares are also subject to annual 12b-1 Plan expenses.

      Class B Shares are purchased at net asset value and are subject to a CDSC of: (i) 4% if shares are redeemed within two years of purchase; (ii) 3% if shares are redeemed during the third or fourth year following purchase; (iii) 2% if shares are redeemed during the fifth year following purchase; and (iv) 1% if shares are redeemed during the sixth year following purchase. Class B Shares are also subject to annual 12b-1 Plan expenses which are higher than those to which Class A Shares are subject and are assessed against Class B Shares for approximately eight years after purchase. Class B Shares will automatically convert to Class A Shares at the end of approximately eight years after purchase and, thereafter, be subject to annual 12b-1 Plan expenses of up to a maximum of 0.30% (no more than 0.25% pursuant to Board action) of average daily net assets of such shares. Unlike Class B Shares, Class C Shares do not convert to another class. See Automatic Conversion of Class B Shares under Classes of Shares in the Fund Classes' Prospectus.

      Class C Shares are purchased at net asset value and are subject to a CDSC of 1% if shares are redeemed within 12 months following purchase. Class C Shares are also subject to annual 12b-1 Plan expenses for the life of the investment which are equal to those to which Class B Shares are subject. Unlike Class B Shares, Class C Shares do not convert to another class.

      The Distributor has voluntarily elected to waive the payment of 12b-1 Plan expenses by the Fund from the commencement of public offering through February 28, 1999.

      Institutional Class shares are purchased at the net asset value per share without the imposition of a front-end or contingent deferred sales charge or 12b-1 Plan expenses. See Determining Offering Price and Net Asset Value and Plans Under Rule 12b-1 for the Fund Classes in this Part B.

      Class A Shares, Class B Shares, Class C Shares and Institutional Class shares represent a proportionate interest in the Fund's assets and will receive a proportionate interest in the Fund's income, before application, as to Class A, Class B and Class C Shares, of any expenses, if any, under the Fund's 12b-1 Plans.

      Certificates representing shares purchased are not ordinarily issued unless, in the case of Class A Shares or Institutional Class shares, a shareholder submits a specific request. Certificates are not issued in the case of Class B Shares or Class C Shares or in the case of any retirement plan accounts, including self-directed IRAs. However, purchases not involving the issuance of certificates are confirmed to the investor and credited to the shareholder's account on the books maintained by Delaware Service Company, Inc. (the "Transfer Agent"). The investor will have the same rights of ownership with respect to such shares as if certificates had been issued. An investor that is permitted to obtain a certificate may receive a certificate representing full share denominations purchased by sending a letter signed by each owner of the account to the Transfer Agent requesting the certificate. No charge is assessed by Equity Funds II, Inc. for any certificate issued. A shareholder may be subject to fees for replacement of lost or stolen certificates, under certain conditions, including the cost of obtaining a bond covering the lost or stolen certificate. Please contact the Fund for further information. Investors who hold certificates representing any of their shares may only redeem those shares by written request. The investor's certificate(s) must accompany such request.

Alternative Purchase Arrangements
      The alternative purchase arrangements of Class A Shares, Class B Shares and the Class C Shares permit investors to choose the method of purchasing shares that is most suitable for their needs given the amount of their purchase, the length of time they expect to hold their shares and other relevant circumstances. Investors should determine whether, given their particular circumstances, it is more advantageous to purchase Class A Shares and incur a front-end sales charge and annual 12b-1 Plan expenses of up to a maximum of 0.30% (no more than 0.25% pursuant to Board action) of the average daily net assets of Class A Shares or to purchase either Class B or Class C Shares and have the entire initial purchase amount invested in the Fund with the investment thereafter subject to a CDSC and annual 12b-1 Plan expenses.

Class A Shares
      Purchases of $100,000 or more of Class A Shares at the offering price carry reduced front-end sales charges and may include a series of purchases over a 13-month period under a Letter of Intention signed by the purchaser. See Front-End Sales Charge Alternative in the Fund Classes' Prospectus for a table illustrating reduced front-end sales charges. See Special Purchase Features - Class A Shares, below, for more information on ways in which investors can avail themselves of reduced front-end sales charges and other purchase features.

      Certain dealers who enter into an agreement to provide extra training and information on Delaware Investments products and services and who increase sales of the funds in the Delaware Investments family may receive an additional commission of up to 0.15% of the offering price in connection with sales of Class A Shares. Such dealers must meet certain requirements in terms of organization and distribution capabilities and their ability to increase sales. The Distributor should be contacted for further information on these requirements as well as the basis and circumstances upon which the additional commission will be paid. Participating dealers may be deemed to have additional responsibilities under the securities laws.

Dealer's Commission
      As described more fully in the Prospectus for the Fund Classes, for initial purchases of Class A Shares of $1,000,000 or more, a dealer's commission may be paid by the Distributor to financial advisers through whom such purchases are effected. See Front-End Sales Charge Alternative - Class A Shares in the Prospectus for the Fund Classes for the applicable schedule and further details.

Contingent Deferred Sales Charge - Class B Shares and Class C Shares
      Class B Shares and Class C Shares are purchased without a front-end sales charge. Class B Shares redeemed within six years of purchase may be subject to a CDSC at the rates set forth above and Class C Shares redeemed within 12 months of purchase may be subject to a CDSC of 1%. CDSCs are charged as a percentage of the dollar amount subject to the CDSC. The charge will be assessed on an amount equal to the lesser of the net asset value at the time of purchase of the shares being redeemed or the net asset value of those shares at the time of redemption. No CDSC will be imposed on increases in net asset value above the initial purchase price, nor will a CDSC be assessed on redemptions of shares acquired through reinvestment of dividends or capital gains distributions. See Waiver of Contingent Deferred Sales Charge - Class B and Class C Shares under Redemption and Exchange in the Prospectus for the Fund Classes for a list of the instances in which the CDSC is waived.

      During the seventh year after purchase and, thereafter, until converted automatically into Class A Shares, Class B Shares will still be subject to the annual 12b-1 Plan expenses of up to 1% of average daily net assets of those shares. At the end of approximately eight years after purchase, the investor's Class B Shares will be automatically converted into Class A Shares of the Fund. See Automatic Conversion of Class B Shares under Classes of Shares in the Fund Classes' Prospectus. Such conversion will constitute a tax-free exchange for federal income tax purposes. See Taxes in the Prospectus for the Fund Classes.

Plans Under Rule 12b-1 for the Fund Classes
      Pursuant to Rule 12b-1 under the 1940 Act, Equity Funds II, Inc. has adopted a separate plan for each of Class A Shares, Class B Shares and Class C Shares of the Fund (the "Plans"). Each Plan permits the Fund to pay for certain distribution, promotional and related expenses involved in the marketing of only the Class of shares to which the Plan applies. The Plans do not apply to the Institutional Class of shares. Such shares are not included in calculating the Plans' fees, and the Plans are not used to assist in the distribution and marketing of shares of the Institutional Class. Shareholders of the Institutional Class may not vote on matters affecting the Plans.

      The Plans permit the Fund, pursuant to the Distribution Agreement, to pay out of the assets of Class A Shares, Class B Shares and Class C Shares monthly fees to the Distributor for its services and expenses in distributing and promoting sales of shares of such classes. These expenses include, among other things, preparing and distributing advertisements, sales literature and prospectuses and reports used for sales purposes, compensating sales and marketing personnel, and paying distribution and maintenance fees to securities brokers and dealers who enter into agreements with the Distributor. The Plan expenses relating to Class B and Class C Shares are also used to pay the Distributor for advancing the commission costs to dealers with respect to the initial sale of such shares.

      In addition, the Fund may make payments out of the assets of Class A, Class B and Class C Shares directly to other unaffiliated parties, such as banks, who either aid in the distribution of shares of, or provide services to, such classes.

      The maximum aggregate fee payable by the Fund under the Plans, and the Fund's Distribution Agreement, is on an annual basis up to 0.30% of Class A Shares' average daily net assets for the year, and up to 1% (0.25% of which are service fees to be paid to the Distributor, dealers and others for providing personal service and/or maintaining shareholder accounts) of each of the Class B Shares' and the Class C Shares' average daily net assets for the year. Equity Funds II, Inc.'s Board of Directors may reduce these amounts at any time. The Distributor has elected voluntarily to waive all payments under the 12b-1 Plan for Class A Shares, Class B Shares and Class C Shares of the Fund during the commencement of the public offering of the Fund through February 28, 1999.

      The Board of Directors set the fee for Class A Shares, pursuant to its Plan, at 0.25% of average daily net assets.

      All of the distribution expenses incurred by the Distributor and others, such as broker/dealers, in excess of the amount paid on behalf of Class A, Class B and Class C Shares would be borne by such persons without any reimbursement from such Fund Classes. Subject to seeking best price and execution, the Fund may, from time to time, buy or sell portfolio securities from or to firms which receive payments under the Plans.

      From time to time, the Distributor may pay additional amounts from its own resources to dealers for aid in distribution or for aid in providing administrative services to shareholders.

      The Plans and the Distribution Agreement, as amended, have been approved by the Board of Directors of Equity Funds II, Inc., including a majority of the directors who are not "interested persons" (as defined in the 1940 Act) of Equity Funds II, Inc. and who have no direct or indirect financial interest in the Plans, by vote cast in person at a meeting duly called for the purpose of voting on the Plans and such Distribution Agreement. Continuation of the Plans and the Distribution Agreement, as amended, must be approved annually by the Board of Directors in the same manner as specified above.

      Each year, the directors must determine whether continuation of the Plans is in the best interest of shareholders of, respectively, Class A Shares, Class B Shares and Class C Shares and that there is a reasonable likelihood of the Plan relating to the Fund Class providing a benefit to that Class. The Plans and the Distribution Agreement, as amended, may be terminated at any time without penalty by a majority of those directors who are not "interested persons" or by a majority vote of the outstanding voting securities of the relevant Fund Class. Any amendment materially increasing the percentage payable under the Plans must likewise be approved by a majority vote of the outstanding voting securities of the relevant Fund Class, as well as by a majority vote of those directors who are not "interested persons." With respect to the Class A Shares' Plan, any material increase in the maximum percentage payable thereunder must be approved by a majority of the outstanding voting Class B Shares. Also, any other material amendment to the Plans must be approved by a majority vote of the directors, including a majority of the noninterested directors of Equity Funds II, Inc. having no interest in the Plans. In addition, in order for the Plans to remain effective, the selection and nomination of directors who are not "interested persons" of Equity Funds II, Inc. must be effected by the directors who themselves are not "interested persons" and who have no direct or indirect financial interest in the Plans. Persons authorized to make payments under the Plans must provide written reports at least quarterly to the Board of Directors for their review.

Other Payments to Dealers - Class A, Class B and Class C Shares
      From time to time at the discretion of the Distributor, all registered broker/dealers whose aggregate sales of the Fund Classes exceed certain limits as set by the Distributor, may receive from the Distributor an additional payment of up to 0.25% of the dollar amount of such sales. The Distributor may also provide additional promotional incentives or payments to dealers that sell shares of the funds available from Delaware Investments. In some instances, these incentives or payments may be offered only to certain dealers who maintain, have sold or may sell certain amounts of shares. The Distributor may also pay a portion of the expense of preapproved dealer advertisements promoting the sale of shares of the funds in the Delaware Investments family.

Special Purchase Features - Class A Shares

Buying Class A Shares at Net Asset Value
      Class A Shares may be purchased without a front-end sales charge under the Dividend Reinvestment Plan and, under certain circumstances, the Exchange Privilege and the 12-Month Reinvestment Privilege.

      Current and former officers, directors and employees of Equity Funds II, Inc., any other fund in the Delaware Investments family, the Manager, the Manager's affiliates, or any of the Manager's current affiliates and those that may in the future be created, legal counsel to the funds, and registered representatives and employees of broker/dealers who have entered into Dealer's Agreements with the Distributor may purchase Class A Shares of the Fund and any of the other funds in the Delaware Investments family, including any fund that may be created, at the net asset value per share. Family members (regardless of age) of such persons at their direction, and any employee benefit plan established by any of the foregoing funds, corporations, counsel or broker/dealers may also purchase shares at net asset value. Class A Shares may also be purchased at net asset value by current and former officers, directors and employees (and members of their families) of the Dougherty Financial Group LLC.

      Purchases of Class A Shares may also be made by clients of registered representatives of an authorized investment dealer at net asset value within 12 months after the registered representative changes employment, if the purchase is funded by proceeds from an investment where a front-end sales charge, contingent deferred sales charge or other sales charges has been assessed. Purchases of Class A Shares may also be made at net asset value by bank employees that provide services in connection with agreements between the bank and unaffiliated brokers or dealers concerning sales of the funds in the Delaware Investments family. Officers, directors and key employees of institutional clients of the Manager, or any of its affiliates, may purchase Class A Shares at net asset value. Moreover, purchases may be effected at net asset value for the benefit of the clients of brokers, dealers and registered investment advisers affiliated with a broker or dealer, if such broker, dealer or investment adviser has entered into an agreement with the Distributor providing specifically for the purchase of Class A Shares in connection with special investment products, such as wrap accounts or similar fee based programs. Such purchasers are required to sign a letter stating that the purchase is for investment only and that the securities may not be resold except to the issuer. Such purchasers may also be required to sign or deliver such other documents as Equity Funds II, Inc. may reasonably require to establish eligibility for purchase at net asset value.

      Purchases of Class A Shares at net asset value may also be made by the following: financial institutions investing for the account of their customers when they are not eligible to purchase shares of the Institutional Class of the Fund; and any group retirement plan (excluding defined benefit pension plans), or such plans of the same employer, for which plan participant records are maintained on the Delaware Investment & Retirement Services, Inc. ("DIRSI") proprietary record keeping system that (i) has in excess of $500,000 of plan assets invested in Class A Shares of the funds in the Delaware Investments family and any stable value product available through Delaware Investments, or
(ii) is sponsored by an employer that has at any point after May 1, 1997 had more than 100 employees while such plan has held Class A Shares of a fund in the Delaware Investments family and such employer has properly represented to DIRSI in writing that it has the requisite number of employees and has received written confirmation back from DIRSI.

      Purchases of Class A Shares at net asset value may also be made by bank sponsored retirement plans that are no longer eligible to purchase Institutional Class shares as a result of a change in distribution arrangements.

      Investors in Delaware Investments Unit Investment Trusts may reinvest monthly dividend checks and/or repayment of invested capital into Class A Shares of any of the funds available from Delaware Investments at net asset value.

      Investments in Class A Shares made by plan level and/or participant retirement accounts that are for the purpose of repaying a loan taken from such accounts will be made at net asset value. Loan repayments made to a Delaware Investment account in connection with loans originated from accounts previously maintained by another investment firm will also be invested at net asset value.

      Equity Funds II, Inc. must be notified in advance that the trade qualifies for purchase at net asset value.

Letter of Intention
      The reduced front-end sales charges described above with respect to Class A Shares are also applicable to the aggregate amount of purchases made within a 13-month period pursuant to a written Letter of Intention provided by the Distributor and signed by the purchaser, and not legally binding on the signer or Equity Funds II, Inc., which provides for the holding in escrow by the Transfer Agent of 5% of the total amount of Class A Shares intended to be purchased until such purchase is completed within the 13-month period. A Letter of Intention may be dated to include shares purchased up to 90 days prior to the date the Letter is signed. The 13- month period begins on the date of the earliest purchase. If the intended investment is not completed, except as noted below, the purchaser will be asked to pay an amount equal to the difference between the front-end sales charge on Class A Shares purchased at the reduced rate and the front-end sales charge otherwise applicable to the total shares purchased.
If such payment is not made within 20 days following the expiration of the 13-month period, the Transfer Agent will surrender an appropriate number of the escrowed shares for redemption in order to realize the difference. Such purchasers may include the value (at offering price at the level designated in their Letter of Intention) of all their shares of the Fund and of any class of any of the other mutual funds in the Delaware Investments family (except shares of any fund in the Delaware Investments family which do not carry a front-end sales charge or CDSC or Limited CDSC, other than shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from a fund in the Delaware Investments family which carried a front-end sales charge, CDSC or Limited CDSC) previously purchased and still held as of the date of their Letter of Intention toward the completion of such Letter.

      Employers offering a Delaware Investments retirement plan may also complete a Letter of Intention to obtain a reduced front-end sales charge on investments of Class A Shares made by the plan. The aggregate investment level of the Letter of Intention will be determined and accepted by the Transfer Agent at the point of plan establishment. The level and any reduction in front-end sales charge will be based on actual plan participation and the projected investments in funds that are available from Delaware Investments that are offered with a front-end sales charge, CDSC or Limited CDSC for a 13-month period. The Transfer Agent reserves the right to adjust the signed Letter of Intention based on this acceptance criteria. The 13-month period will begin on the date this Letter of Intention is accepted by the Transfer Agent. If actual investments exceed the anticipated level and equal an amount that would qualify the plan for further discounts, any front-end sales charges will be automatically adjusted. In the event this Letter of Intention is not fulfilled within the 13-month period, the Plan level will be adjusted (without completing another Letter of Intention) and the employer will be billed for the difference in front-end sales charges due, based on the plan's assets under management at that time. Employers may also include the value (at offering price at the level designated in their Letter of Intention) of all their shares intended for purchase that are offered with a front-end sales charge, CDSC or Limited CDSC of any class. Class B Shares and Class C Shares of the Fund and other fund available from Delaware Investments which offer corresponding classes of shares may also be aggregated for this purpose.

Combined Purchases Privilege
      In determining the availability of the reduced front-end sales charge previously set forth with respect to Class A Shares, purchasers may combine the total amount of any combination of Class A Shares, Class B Shares and/or Class C Shares of the Fund, as well as shares of any other class of any of the other funds in the Delaware Investments family (except shares of any fund in the Delaware Investments family which do not carry a front-end sales charge, CDSC or Limited CDSC, other than shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from a fund in the Delaware Investments family which carried a front-end sales charge, CDSC or Limited CDSC). In addition, assets held by investment advisory clients of the Manager or its affiliates in a stable value account may be combined with other holdings of shares of funds in the Delaware Investments family.

      The privilege also extends to all purchases made at one time by an individual; or an individual, his or her spouse and their children under 21; or a trustee or other fiduciary of trust estates or fiduciary accounts for the benefit of such family members (including certain employee benefit programs).

Right of Accumulation
      In determining the availability of the reduced front-end sales charge with respect to Class A Shares, purchasers may also combine any subsequent purchases of Class A Shares, Class B Shares and Class C Shares of the Fund, as well as shares of any other class of any of the other funds in the Delaware Investments family which offer such classes (except shares of any funds in the Delaware Investments family which do not carry a front-end sales charge, CDSC or Limited CDSC, other than shares of Delaware Group Premium Fund, Inc. beneficially owned in connection with the ownership of variable insurance products, unless they were acquired through an exchange from a fund in the Delaware Investments family which carried a front-end sales charge, CDSC or Limited CDSC). If, for example, any such purchaser has previously purchased and still holds Class A Shares and/or shares of any other of the classes described in the previous sentence with a value of $40,000 and subsequently purchases $60,000 at offering price of additional shares of Class A Shares, the charge applicable to the $60,000 purchase would currently be 3.75%. For the purpose of this calculation, the shares presently held shall be valued at the public offering price that would have been in effect were the shares purchased simultaneously with the current purchase. Investors should refer to the table of sales charges for Class A Shares to determine the applicability of the Right of Accumulation to their particular circumstances.

12-Month Reinvestment Privilege
      Holders of Class A Shares of the Fund (and of Institutional Class shares which were acquired through an exchange from one of the other mutual funds in the Delaware Investments family offered with a front-end sales charge) who redeem such shares have one year from the date of redemption to reinvest all or part of their redemption proceeds in Class A Shares of the Fund or in Class A Shares of any of the other funds available from Delaware Investments, subject to applicable eligibility and minimum purchase requirements, in states where shares of such other funds may be sold, at net asset value without the payment of a front-end sales charge. This privilege does not extend to Class A Shares where the redemption of the shares triggered the payment of a Limited CDSC. Persons investing redemption proceeds from direct investments in mutual funds in the Delaware Investments family offered without a front-end sales charge will be required to pay the applicable sales charge when purchasing Class A Shares. The reinvestment privilege does not extend to a redemption of either Class B Shares or Class C Shares.

      Any such reinvestment cannot exceed the redemption proceeds (plus any amount necessary to purchase a full share). The reinvestment will be made at the net asset value next determined after receipt of remittance. A redemption and reinvestment could have income tax consequences. It is recommended that a tax adviser be consulted with respect to such transactions. Any reinvestment directed to a fund in which the investor does not then have an account will be treated like all other initial purchases of a fund's shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses.

      Investors should consult their financial advisers or the Transfer Agent, which also serves as the Fund's shareholder servicing agent, about the applicability of the Limited CDSC (see Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange in the Fund Classes' Prospectus) in connection with the features described above.

Group Investment Plans
      Group Investment Plans which are not eligible to purchase shares of the Institutional Class may also benefit from the reduced front-end sales charges for investments in Class A Shares set forth in the table in the Prospectus, based on total plan assets. If a company has more than one plan investing in the Delaware Investments family of funds, then the total amount invested in all plans would be used in determining the applicable front-end sales charge reduction upon each purchase, both initial and subsequent, upon notification to the Fund at the time of each such purchase. Employees participating in such Group Investment Plans may also combine the investments made in their plan account when determining the applicable front-end sales charge on purchases to non-retirement investment accounts available from Delaware Investments if they so notify the Fund in connection with each purchase.

      For other retirement plans and special services, see Retirement Plans for the Fund Classes under Investment Plans.

The Institutional Class
      The Institutional Class of the Fund is available for purchase only by: (a) retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans; (b) tax-exempt employee benefit plans of the Manager or its affiliates and securities dealer firms with a selling agreement with the Distributor; (c) institutional advisory accounts of the Manager or its affiliates and those having client relationships with Delaware Investment Advisers, a division of the Manager, or its affiliates and their corporate sponsors, as well as subsidiaries and related employee benefit plans and rollover individual retirement account from such institutional advisory accounts; (d) a bank, trust company or similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee; and (e) registered investment advisers investing on behalf of clients that consist solely of institutions and high net-worth individuals having at least $1,000,000 entrusted to the adviser for investment purposes, but only if the adviser is not affiliated or associated with a broker or dealer and derives compensation for its services exclusively from its clients for such advisory services.

      Shares of the Institutional Class are available for purchase at net asset value, without the imposition of a front-end or contingent deferred sales charge and are not subject to Rule 12b-1 expenses.

INVESTMENT PLANS

Reinvestment Plan/Open Account
      Dividends from net investment income and distributions from realized securities profits, if any, will be automatically reinvested in additional shares of the respective Class in which an investor has an account (based on the net asset value in effect on the reinvestment date) and will be credited to the shareholder's account on that date. A confirmation of each distribution from realized securities profits, if any, will be mailed to shareholders in the first quarter of the fiscal year.

      Under the Reinvestment Plan/Open Account, shareholders may purchase and add full and fractional shares to their plan accounts at any time either through their investment dealers or by sending a check or money order to the Fund and Class in which shares are being purchased. Such purchases, which must meet the minimum subsequent purchase requirements set forth in the Prospectuses and this Part B, are made for Class A Shares at the public offering price, and for the Class B Shares and Class C Shares and the Institutional Classes at the net asset value, at the end of the day of receipt. A reinvestment plan may be terminated at any time. This plan does not assure a profit nor protect against depreciation in a declining market.

Reinvestment of Dividends in Other Funds in the Delaware Investments Family
      Subject to applicable eligibility and minimum initial purchase requirements and the limitations set forth below, holders of Class A, Class B and Class C Shares may automatically reinvest their dividends and/or distributions in any of the mutual funds in the Delaware Investments family, including the Fund, in states where their shares may be sold. Such investments will be made at the net asset value per share at the close of business on the reinvestment date without any front-end sales charge or service fee. The shareholder must notify the Transfer Agent in writing and must have established an account in the fund into which the dividends and/or distributions are to be invested. Any reinvestment directed to a fund in which the investor does not then have an account, will be treated like all other initial purchases of a fund's shares. Consequently, an investor should obtain and read carefully the prospectus for the fund in which the investment is intended to be made before investing or sending money. The prospectus contains more complete information about the fund, including charges and expenses. See also Additional Methods of Adding to Your Investment--Dividend Reinvestment Plan under How to Buy Shares in the Prospectus for the Fund Classes.

      Subject to the following limitations, dividends and/or distributions from other funds in the Delaware Investments family may be invested in shares of the Fund provided an account has been established. Dividends from Class A Shares may not be directed to Class B Shares or Class C Shares. Dividends from Class B Shares may only be directed to other Class B Shares and dividends from Class C Shares may only be directed to other Class C Shares.

      Capital gains and/or dividend distributions to participants in the following retirement plans are automatically reinvested into the same Delaware Investments fund in which their investments are held: SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

Investing by Electronic Fund Transfer
      Direct Deposit Purchase Plan--Investors may arrange for the Fund to accept for investment in Class A, Class B or Class C Shares, through an agent bank, preauthorized government or private recurring payments by Electronic Fund Transfer. This method of investment assures the timely credit to the shareholder's account of payments such as social security, veterans' pension or compensation benefits, federal salaries, Railroad

Retirement benefits, private payroll checks, dividends, and disability or pension fund benefits. It also eliminates lost, stolen and delayed checks.

      Automatic Investing Plan--Shareholders of Class A, Class B and Class C Shares may make automatic investments by authorizing, in advance, monthly payments directly from their checking account for deposit into their Fund account. This type of investment will be handled in either of the following ways. (1) If the shareholder's bank is a member of the National Automated Clearing House Association ("NACHA"), the amount of the investment will be electronically deducted from his or her account by Electronic Fund Transfer ("EFT"). The shareholder's checking account will reflect a debit each month at a specified date although no check is required to initiate the transaction. (2) If the shareholder's bank is not a member of NACHA, deductions will be made by preauthorized checks, known as Depository Transfer Checks. Should the shareholder's bank become a member of NACHA in the future, his or her investments would be handled electronically through EFT.

      This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans.

                                  *     *     *

      Initial investments under the Direct Deposit Purchase Plan and the Automatic Investing Plan must be for $250 or more and subsequent investments under such plans must be for $25 or more. An investor wishing to take advantage of either option should contact the Shareholder Service Center at 800-523-1918 for the necessary authorization forms and information. These services can be discontinued by the shareholder at any time without penalty by giving written notice.

      Payments to the Fund from the federal government or its agencies on behalf of a shareholder may be credited to the shareholder's account after such payments should have been terminated by reason of death or otherwise. Any such payments are subject to reclamation by the federal government or its agencies. Similarly, under certain circumstances, investments from private sources may be subject to reclamation by the transmitting bank. In the event of a reclamation, the Fund may liquidate sufficient shares from a shareholder's account to reimburse the government or the private source. In the event there are insufficient shares in the shareholder's account, the shareholder is expected to reimburse the Fund.

Direct Deposit Purchases by Mail
      Shareholders may authorize a third party, such as a bank or employer, to make investments directly to their Fund accounts. The Fund will accept these investments, such as bank-by-phone, annuity payments and payroll allotments, by mail directly from the third party. Investors should contact their employers or financial institutions who in turn should contact Equity Funds II, Inc. for proper instructions.

Wealth Builder Option
      Shareholders can use the Wealth Builder Option to invest in the Fund Classes through regular liquidations of shares in their accounts in other mutual funds in the Delaware Investments family. Shareholders of the Fund Classes may elect to invest in one or more of the other mutual funds in the Delaware Investments family through the Wealth Builder Option. See Wealth Builder Option and Redemption and Exchange in the Prospectus for the Fund Classes.

      Under this automatic exchange program, shareholders can authorize regular monthly investments (minimum of $100 per fund) to be liquidated from their account and invested automatically into other mutual funds in the Delaware Investments family, subject to the conditions and limitations set forth in the Fund Classes' Prospectus. The investment will be made on the 20th day of each month (or, if the fund selected is not open that day, the next business day) at the public offering price or net asset value, as applicable, of the fund selected on the date of investment. No investment will be made for any month if the value of the shareholder's account is less than the amount specified for investment.

      Periodic investment through the Wealth Builder Option does not insure profits or protect against losses in a declining market. The price of the fund into which investments are made could fluctuate. Since this program involves continuous investment regardless of such fluctuating value, investors selecting this option should consider their financial ability to continue to participate in the program through periods of low fund share prices. This program involves automatic exchanges between two or more fund accounts and is treated as a purchase of shares of the fund into which investments are made through the program. See Exchange Privilege for a brief summary of the tax consequences of exchanges. Shareholders can terminate their participation in Wealth Builder at any time by giving written notice to the fund from which exchanges are made.

      This option is not available to participants in the following plans:
SAR/SEP, SEP/IRA, SIMPLE IRA, SIMPLE 401(k), Profit Sharing and Money Purchase Pension Plans, 401(k) Defined Contribution Plans, or 403(b)(7) or 457 Deferred Compensation Plans. This option also is not available to shareholders of the Institutional Class.

Asset Planner
      To invest in the funds in the Delaware Investments family using the Asset Planner asset allocation service, you should complete a Asset Planner Account Registration Form, which is available only from a financial adviser or investment dealer. Effective September 1, 1997, the Asset Planner Service is only available to financial advisers or investment dealers who have previously used this service. The Asset Planner service offers a choice of four predesigned asset allocation strategies (each with a different risk/reward profile) in predetermined percentages in Delaware Investments funds. With the help of a financial adviser, you may also design a customized asset allocation strategy.

      The sales charge on an investment through the Asset Planner service is determined by the individual sales charges of the underlying funds and their percentage allocation in the selected Strategy. Exchanges from existing Delaware Investments accounts into the Asset Planner service may be made at net asset value under the circumstances described under Investing by Exchange in the Prospectus. Also see Buying Class A Shares at Net Asset Value under Classes of Shares. The minimum initial investment per Strategy is $2,000; subsequent investments must be at least $100. Individual fund minimums do not apply to investments made using the Asset Planner service. Class A, Class B and Class C Shares are available through the Asset Planner service. Generally, only shares within the same class may be used within the same Strategy. However, Class A Shares of the Fund and of other funds available from Delaware Investments may be used in the same Strategy with consultant class shares that are offered by certain other funds in the Delaware Investments family.

      An annual maintenance fee, currently $35 per Strategy, is due at the time of initial investment and by September 30 of each subsequent year. The fee, payable to Delaware Service Company, Inc. to defray extra costs associated with administering the Asset Planner service, will be deducted automatically from one of the funds within your Asset Planner account if not paid by September 30. However, effective November 1, 1996, the annual maintenance fee is waived until further notice. Investors who utilize the Asset Planner for an IRA will continue to pay an annual IRA fee of $15 per Social Security number. Investors will receive a customized quarterly Strategy Report summarizing all Asset Planner investment performance and account activity during the prior period. Confirmation statements will be sent following all transactions other than those involving a reinvestment of distributions.

      Certain shareholder services are not available to investors using the Asset Planner service, due to its special design. These include Delaphone, Checkwriting, Wealth Builder Option and Letter of Intention. Systematic Withdrawal Plans are available after the account has been open for two years.

Retirement Plans for the Fund Classes

      An investment in the Fund may be suitable for tax-deferred retirement plans. Delaware Investments offers a full spectrum of retirement plans, including the 401(k) deferred compensation plan, Individual Retirement Account ("IRA") and the new Roth IRA and Education IRA.

      Among the retirement plans the Delaware Investments offers, Class B Shares are available for investment only by Individual Retirement Accounts, SIMPLE IRAs, Roth IRAs, Education IRAs, Simplified Employee Pension Plans, Salary Reduction Simplified Employee Pension Plans and 403(b) and 457 Deferred Compensation Plans. The CDSC may be waived on certain redemptions of Class B Shares and Class C Shares. See Waiver of Contingent Deferred Sales Charge under Redemption and Exchange in the Prospectus for Class B Shares and Class C Shares for a list of the instances in which the CDSC is waived.

      Purchases of Class B Shares are subject to a maximum purchase limitation of $250,000 for retirement plans. Purchases of Class C Shares must be in an amount that is less than $1,000,000 for such plans. The maximum purchase limitations apply only to the initial purchase of shares by the retirement plan.

      Minimum investment limitations generally applicable to other investors do not apply to retirement plans other than Individual Retirement Accounts, for which there is a minimum initial purchase of $250 and a minimum subsequent purchase of $25 regardless of which Class is selected. Retirement plans may be subject to plan establishment fees, annual maintenance fees and/or other administrative or trustee fees. Fees are based upon the number of participants in the plan as well as the services selected. Additional information about fees is included in retirement plan materials. Fees are quoted upon request. Annual maintenance fees may be shared by Delaware Management Trust Company, the Transfer Agent, other affiliates of the Manager and others that provide services to such plans.

      Certain shareholder investment services available to non-retirement plan shareholders may not be available to retirement plan shareholders. Certain retirement plans may qualify to purchase Institutional Class Shares. For additional information on any of the Plans and Delaware's retirement services, call the Shareholder Service Center telephone number.

      It is advisable for an investor considering any one of the retirement plans described below to consult with an attorney, accountant or a qualified retirement plan consultant. For further details, including applications for any of these plans, contact your investment dealer or the Distributor.

      Taxable distributions from the retirement plans described below may be subject to withholding.

      Please contact your investment dealer or the Distributor for the special application forms required for the plans described below.

Prototype Profit Sharing or Money Purchase Pension Plans
      Prototype Plans are available for self-employed individuals, partnerships, corporations and other eligible forms of organizations. These plans can be maintained as Section 401(k), profit sharing or money purchase pension plans. Contributions may be invested only in Class A Shares and Class C Shares.

Individual Retirement Account ("IRA")
      A document is available for an individual who wants to establish an IRA and make contributions which may be tax-deductible, even if the individual is already participating in an employer-sponsored retirement plan. Even if contributions are not deductible for tax purposes, as indicated below, earnings will be tax-deferred. In addition, an individual may make contributions on behalf of a spouse who has no compensation for the year; however, participation may be restricted based on certain income limits.

IRA Disclosures
      The Taxpayer Relief Act of 1997 provides new opportunities for investors. Individuals have five types of tax-favored IRA accounts that can be utilized depending on the individual's circumstances. A new Roth IRA and Education IRA are available in addition to the existing deductible IRA and non-deductible IRA.

Deductible and Non-deductible IRAs
      An individual can contribute up to $2,000 in his or her IRA each year. Contributions may or may not be deductible depending upon the taxpayer's adjusted gross income ("AGI") and whether the taxpayer is an active participant in an employer sponsored retirement plan. Even if a taxpayer is an active participant in an employer sponsored retirement plan, the full $2,000 is still available if the taxpayer's AGI is below $30,000 ($50,000 for taxpayers filing joint returns) for years beginning after December 31, 1997. A partial deduction is allowed for married couples with income between $50,000 and $60,000, and for single individuals with incomes between $30,000 and $40,000. These income phase-out limits reach $80,000-$100,000 in 2007 for joint filers and $50,000-$60,000 in 2005 for single filers. No deductions are available for contributions to IRAs by taxpayers whose AGI after IRA deductions exceeds the maximum income limit established for each year and who are active participants in an employer sponsored retirement plan.

      Taxpayers who are not allowed deductions on IRA contributions still can make non-deductible IRA contributions of as much as $2,000 for each working spouse and defer taxes on interest or other earnings from the IRAs.

      Under the new law, a married individual is not considered an active participant in an employer sponsored retirement plan merely because the individual's spouse is an active participant if the couple's combined AGI is below $150,000. The maximum deductible IRA contribution for a married individual who is not an active participant, but whose spouse is, is phased out for combined AGI between $150,000 and $160,000.

Conduit (Rollover) IRAs
      Certain individuals who have received or are about to receive eligible rollover distributions from an employer-sponsored retirement plan or another IRA may rollover the distribution tax-free to a Conduit IRA. The rollover of the eligible distribution must be completed by the 60th day after receipt of the distribution; however, if the rollover is in the form of a direct trustee-to-trustee transfer without going through the distributee's hand, the 60-day limit does not apply.

      A distribution qualifies as an "eligible rollover distribution" if it is made from a qualified retirement plan, a 403(b) plan or another IRA and does not constitute one of the following:

      (i) Substantially equal periodic payments over the employee's life or life expectancy or the joint lives or life expectancies of the employee and his/her designated beneficiary;

      (ii) Substantially equal installment payments for a period certain of 10 or more years;

      (iii) A distribution, all of which represents a required minimum distribution after attaining age 70 1/2;

      (iv) A distribution due to a Qualified Domestic Relations Order to an alternate payee who is not the spouse (or former spouse) of the employee; and

      (v) A distribution of after-tax contributions which is not includable in income.

Roth IRAs
      For taxable years beginning after December 31, 1997, non-deductible contributions of up to $2,000 per year can be made to a new Roth IRA. The $2,000 annual limit is reduced by any contributions to a deductible or nondeductible IRA for the same year. The maximum contribution that can be made to a Roth IRA is phased out for single filers with AGI between $95,000 and $110,000, and for couples filing jointly with AGI between $150,000 and $160,000. Qualified distributions from a Roth IRA would be exempt from federal taxes. Qualified distributions are distributions (1) made after the five-taxable year period beginning with the first taxable year for which a contribution was made to a Roth IRA and (2) that are (a) made on or after the date on which the individual attains age 59 1/2, (b) made to a beneficiary on or after the death of the individual, (c) attributed to the individual being disabled, or (d) for a qualified special purpose (e.g., first time homebuyer expenses).

      Distributions that are not qualified distributions would always be tax-free if the taxpayer is withdrawing contributions, not accumulated earnings.

      Taxpayers with AGI of $100,000 or less are eligible to convert an existing IRA (deductible, nondeductible and conduit) to a Roth IRA. Earnings and contributions from a deductible IRA are subject to a tax upon conversion; however, no 10% excise tax for early withdrawal would apply. If the conversion is done prior to January 1, 1999, then the income from the conversion can be included in income ratably over a four-year period beginning with the year of conversion.

Education IRAs
      For taxable years beginning after December 31, 1997, an Education IRA has been created exclusively for the purpose of paying qualified higher education expenses. Taxpayers can make non-deductible contributions up to $500 per year per beneficiary. The $500 annual limit is in addition to the $2,000 annual contribution limit applicable to IRAs and Roth IRAs. Eligible contributions must be in cash and made prior to the date the beneficiary reaches age 18. Similar to the Roth IRA, earnings would accumulate tax-free. There is no requirement that the contributor be related to the beneficiary, and there is no limit on the number of beneficiaries for whom one contributor can establish Education IRAs. In addition, multiple Education IRAs can be created for the same beneficiaries, however, the contribution limit of all contributions for a single beneficiary cannot exceed $500 annually.

      This $500 annual contribution limit for Education IRAs is phased out ratably for single contributors with modified AGI between $95,000 and $110,000, and for couples filing jointly with modified AGI of between $150,000 and $160,000. Individuals with modified AGI above the phase-out range are not allowed to make contributions to an Education IRA established on behalf of any other individual.

      Distributions from an Education IRA are excludable from gross income to the extent that the distribution does not exceed qualified higher education expenses incurred by the beneficiary during the year the distribution is made regardless of whether the beneficiary is enrolled at an eligible educational institution on a full-time, half-time, or less than half-time basis.

      Any balance remaining in an Education IRA at the time a beneficiary becomes 30 years old must be distributed, and the earnings portion of such a distribution will be includible in gross income of the beneficiary and subject to an additional 10% penalty tax if the distribution is not for qualified higher educations expenses. Tax-free (and penalty-free) transfers and rollovers of account balances from one Education IRA benefiting one beneficiary to another Education IRA benefiting a different beneficiary (as well as redesignations of the named beneficiary) is permitted, provided that the new beneficiary is a member of the family of the old beneficiary and that the transfer or rollover is made before the time the old beneficiary reaches age 30 and the new beneficiary reaches age 18.

      A company or association may establish a Group IRA or Group Roth IRA for employees or members who want to purchase shares of the Fund.

      Investments generally must be held in the IRA until age 59 1/2 in order to avoid premature distribution penalties, but distributions generally must commence no later than April 1 of the calendar year following the year in which the participant reaches age 70 1/2. Individuals are entitled to revoke the account, for any reason and without penalty, by mailing written notice of revocation to Delaware Management Trust Company within seven days after the receipt of the IRA Disclosure Statement or within seven days after the establishment of the IRA, except, if the IRA is established more than seven days after receipt of the IRA Disclosure Statement, the account may not be revoked. Distributions from the account (except for the pro-rata portion of any nondeductible contributions) are fully taxable as ordinary income in the year received. Excess contributions removed after the tax filing deadline, plus extensions, for the year in which the excess contributions were made are subject to a 6% excise tax on the amount of excess. Premature distributions (distributions made before age 59 1/2, except for death, disability and certain other limited circumstances) will be subject to a 10% excise tax on the amount prematurely distributed, in addition to the income tax resulting from the distribution. For information concerning the applicability of a CDSC upon redemption of Class B Shares and Class C Shares, see Contingent Deferred Sales Charge - Class B Shares and Class C Shares under Classes of Shares in the Prospectus for Class B Shares and Class C Shares.

      Effective January 1, 1997, the 10% premature distribution penalty will not apply to distributions from an IRA that are used to pay medical expenses in excess of 7.5% of adjusted gross income or to pay health insurance premiums by an individual who has received unemployment compensation for 12 consecutive weeks. In addition, effective January 1, 1998, the new law allows for premature distribution without a 10% penalty if (i) the amounts are used to pay qualified higher education expenses (including graduate level courses) of the taxpayer, the taxpayer's spouse or any child or grandchild of the taxpayer or the taxpayer's spouse, or (ii) used to pay acquisition costs of a principle residence for the purchase of a first-time home by the taxpayer, taxpayer's spouse or any child or grandchild of the taxpayer or the taxpayer's spouse. A qualified first-time homebuyer is someone who has had no ownership interest in a residence during the past two years. The aggregate amount of distribution for first-time home purchases cannot exceed a lifetime cap of $10,000.

Simplified Employee Pension Plan ("SEP/IRA")
      A SEP/IRA may be established by an employer who wishes to sponsor a tax-sheltered retirement program by making contributions on behalf of all eligible employees. Each of the Classes is available for investment by a SEP/IRA.

Salary Reduction Simplified Employee Pension Plan ("SAR/SEP")
      Although new SAR/SEP plans may not be established after December 31, 1996, existing plans may continue to be maintained by employers having 25 or fewer employees. An employer may elect to make additional contributions to such existing plans.

Prototype 401(k) Defined Contribution Plan
      Section 401(k) of the Code permits employers to establish qualified plans based on salary deferral contributions. Effective January 1, 1997, non-governmental tax-exempt organizations may establish 401(k) plans. Plan documents are available to enable employers to establish a plan. An employer may also elect to make profit sharing contributions and/or matching contributions with investments in only Class A Shares and Class C Shares or certain other funds in the Delaware Investments family. Purchases under the Plan may be combined for purposes of computing the reduced front-end sales charge applicable to Class A Shares as set forth in the table in the Prospectus for the Fund Classes.

Deferred Compensation Plan for Public Schools and Non-Profit Organizations ("403(b)(7)")
      Section 403(b)(7) of the Code permits public school systems and certain non-profit organizations to use mutual fund shares held in a custodial account to fund deferred compensation arrangements for their employees. A custodial account agreement is available for those employers who wish to purchase shares of any of the Classes in conjunction with such an arrangement. Applicable front-end sales charges with respect to Class A Shares for such purchases are set forth in the table in the Prospectus for the Fund Classes.

Deferred Compensation Plan for State and Local Government Employees ("457")
      Section 457 of the Code permits state and local governments, their agencies and certain other entities to establish a deferred compensation plan for their employees who wish to participate. This enables employees to defer a portion of their salaries and any federal (and possibly state) taxes thereon. Such plans may invest in shares of the Fund. Although investors may use their own plan, there is available a Delaware Investments 457 Deferred Compensation Plan. Interested investors should contact the Distributor or their investment dealers to obtain further information. Applicable front-end sales charges for such purchases of Class A Shares are set forth in the table in the Prospectus for the Fund Classes.

SIMPLE IRA
      A SIMPLE IRA combines many of the features of an IRA and a 401(k) Plan but is easier to administer than a typical 401(k) Plan. It requires employers to make contributions on behalf of their employees and also has a salary deferral feature that permits employees to defer a portion of their salary into the plan on a pre-tax basis. A SIMPLE IRA is available only to plan sponsors with 100 or fewer employees.

SIMPLE 401(k)
      A SIMPLE 401(k) is like a regular 401(k) except that it is available only to plan sponsors 100 or fewer employees and, in exchange for mandatory plan sponsor contributions, discrimination testing is not required.



DETERMINING OFFERING PRICE AND NET ASSET VALUE

      Orders for purchases of Class A Shares are effected at the offering price next calculated by the Fund after receipt of the order by the Fund, its agent, designee, or certain other authorized persons. See Distribution and Service under Investment Management Agreement. Orders for purchases of Class B Shares, Class C Shares and Institutional Class Shares are effected at the net asset value per share next calculated by the Fund after receipt of the order by the Fund, its agent, designee, or other authorized persons. Selling dealers are responsible for transmitting orders promptly.

      The offering price for Class A Shares consists of the net asset value per share plus any applicable front-end sales charges. Offering price and net asset value are computed as of the close of regular trading on the New York Stock Exchange (ordinarily, 4 p.m., Eastern time) on days when the Exchange is open. The New York Stock Exchange is scheduled to be open Monday through Friday throughout the year except for the days when the following holidays are observed: New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. When the New York Stock Exchange is closed, the Fund will generally be closed, pricing calculations will not be made and purchase and redemption orders will not be processed.

      An example showing how to calculate the net asset value per share and, in the case of Class A Shares, the offering price per share, will be included in the Fund's financial statements which are incorporated by reference into this Part B.

      The Fund's net asset value per share is computed by adding the value of all the Fund's securities and other assets, deducting any liabilities of the Fund, and dividing by the number of Fund shares outstanding. Expenses and fees are accrued daily. Portfolio securities, except for bonds, which are primarily traded on a national or foreign securities exchange are valued at the last sale price on that exchange. Options are valued at the last reported sales price or, if no sales are reported, at the mean between bid and asked prices. Foreign securities and the prices of foreign securities denominated in foreign currencies are translated into U.S. dollars at the mean between the bid and offer quotations of such currencies based on rates in effect as of the close of the London Stock Exchange. Securities not traded on a particular day, over-the-counter securities and government and agency securities are valued at the mean value between bid and asked prices. Money market instruments having a maturity of less than 60 days are valued at amortized cost. Debt securities (other than short-term obligations) are valued on the basis of valuations provided by a pricing service when such prices are believed to reflect the fair value of such securities. Use of a pricing service has been approved by the Board of Directors. Subject to the foregoing, securities for which market quotations are not readily available and other assets are valued at fair value as determined in good faith and in a method approved by the Board of Directors.

      Each Class of the Fund will bear, pro-rata, all of the common expenses of the Fund. The net asset values of all outstanding shares of each Class of the Fund will be computed on a pro-rata basis for each outstanding share based on the proportionate participation in the Fund represented by the value of shares of that Class. All income earned and expenses incurred by the Fund will be borne on a pro-rata basis by each outstanding share of a Class, based on each Class' percentage in the Fund represented by the value of shares of such Classes, except that the Institutional Class will not incur any of the expenses under the Fund's 12b-1 Plans and Class A, Class B and Class C Shares alone will bear the 12b-1 Plan expenses payable under their respective Plans. Due to the specific distribution expenses and other costs that will be allocable to each Class, the net asset value of each Class of the Fund will vary.


REDEMPTION AND REPURCHASE

      Any shareholder may require the Fund to redeem shares by sending a written request, signed by the record owner or owners exactly as the shares are registered, to the Fund at 1818 Market Street, Philadelphia, PA 19103. In addition, certain expedited redemption methods described below are available when stock certificates have not been issued. Certificates are issued for Class A Shares and Institutional Class shares only if a shareholder specifically requests them. Certificates are not issued for Class B Shares or Class C Shares. If stock certificates have been issued for shares being redeemed, they must accompany the written request. For redemptions of $50,000 or less paid to the shareholder at the address of record, the request must be signed by all owners of the shares or the investment dealer of record, but a signature guarantee is not required. When the redemption is for more than $50,000, or if payment is made to someone else or to another address, signatures of all record owners are required and a signature guarantee may be required. Each signature guarantee must be supplied by an eligible guarantor institution. The Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. The Fund may request further documentation from corporations, retirement plans, executors, administrators, trustees or guardians.

      In addition to redemption of Fund shares by the Fund, the Distributor, acting as agent of the Fund, offers to repurchase Fund shares from broker/dealers acting on behalf of shareholders. The redemption or repurchase price, which may be more or less than the shareholder's cost, is the net asset value per share next determined after receipt of the request in good order by the Fund, its agent or certain other authorized persons (see Distribution and Service under Investment Management Agreements), subject to any applicable CDSC or Limited CDSC. This is computed and effective at the time the offering price and net asset value are determined. See Determining Offering Price and Net Asset Value. The Fund and the Distributor end their business days at 5 p.m., Eastern time. This offer is discretionary and may be completely withdrawn without further notice by the Distributor.

      Orders for the repurchase of Fund shares which are submitted to the Distributor prior to the close of its business day will be executed at the net asset value per share computed that day (subject to the applicable CDSC or Limited CDSC), if the repurchase order was received by the broker/dealer from the shareholder prior to the time the offering price and net asset value are determined on such day. The selling dealer has the responsibility of transmitting orders to the Distributor promptly. Such repurchase is then settled as an ordinary transaction with the broker/dealer (who may make a charge to the shareholder for this service) delivering the shares repurchased.

      Certain redemptions of Class A Shares purchased at net asset value may result in the imposition of a Limited CDSC. See Contingent Deferred Sales Charge for Certain Redemptions of Class A Shares Purchased at Net Asset Value under Redemption and Exchange in the Prospectus for the Fund Classes. Redemptions of Class B Shares made within three years of purchase are subject to a CDSC of 2% during the first two years of purchase and 1% during the third year of purchase. Class C Shares are subject to a CDSC of 1% if shares are redeemed within 12 months following purchase. See Contingent Deferred Sales Charge--Class B Shares and

Class C Shares under Classes of Shares in the Prospectus for the Fund Classes. Except for the applicable CDSC or Limited CDSC and, with respect to the expedited payment by wire described below, for which, in the case of the Fund Classes, there is currently a $7.50 bank wiring cost, neither the Fund nor its Distributor charges a fee for redemptions or repurchases, but such fees could be charged at any time in the future.

      Payment for shares redeemed will ordinarily be mailed the next business day, but in no case later than seven days, after receipt of a redemption request in good order; provided, however, that each commitment to mail or wire redemption proceeds by a certain time, as described below, is modified by the qualifications described in the next paragraph.

      The Fund will process written or telephone redemption requests to the extent that the purchase orders for the shares being redeemed have already been settled. The Fund will honor the redemption requests as to shares for which a check was tendered as payment, but the Fund will not mail or wire the proceeds until it is reasonably satisfied that the check has cleared. This potential delay can be avoided by making investments by wiring Federal Funds.

      If a shareholder has been credited with a purchase by a check which is subsequently returned unpaid for insufficient funds or for any other reason, the Fund will automatically redeem from the shareholder's account the Fund's shares purchased by the check plus any dividends earned thereon. Shareholders may be responsible for any losses to the Fund or to the Distributor.

      In case of a suspension of the determination of the net asset value because the New York Stock Exchange is closed for other than weekends or holidays, or trading thereon is restricted or an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practical, or it is not reasonably practical for the Fund fairly to value its assets, or in the event that the Commission has provided for such suspension for the protection of shareholders, the Fund may postpone payment or suspend the right of redemption or repurchase. In such case, the shareholder may withdraw the request for redemption or leave it standing as a request for redemption at the net asset value next determined after the suspension has been terminated.

      Payment for shares redeemed or repurchased may be made either in cash or in kind, or partly in cash and partly in kind. Any portfolio securities paid or distributed in kind would be valued as described in Determining Offering Price and Net Asset Value. Subsequent sale by an investor receiving a distribution in kind could result in the payment of brokerage commissions. However, Equity Funds II, Inc. has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund during any 90-day period for any one shareholder.

      The value of the Fund's investments is subject to changing market prices. Thus, a shareholder reselling shares to the Fund may sustain either a gain or loss, depending upon the price paid and the price received for such shares.

Small Accounts
      Before the Fund involuntarily redeems shares from an account that, under the circumstances listed in the relevant Prospectus, has remained below the minimum amounts required by the Fund's Prospectuses and sends the proceeds to the shareholder, the shareholder will be notified in writing that the value of the Fund shares in the account is less than the minimum required and will be allowed 60 days from the date of notice to make an additional investment to meet the required minimum. See The Conditions of Your Purchase under How to Buy

Shares in the Fund's Prospectuses. Any redemption in an inactive account established with a minimum investment may trigger mandatory redemption. No CDSC or Limited CDSC will apply to the redemptions described in this paragraph.

                                 *     *     *

      The Fund has made available certain special redemption privileges, as described below. The Fund reserves the right to suspend or terminate these expedited payment procedures upon 60 days' written notice to shareholders.

Expedited Telephone Redemptions
      Shareholders of the Fund Classes or their investment dealers of record wishing to redeem any amount of Fund shares of $50,000 or less for which certificates have not been issued may call the Shareholder Service Center at 800-523-1918 or, in the case of shareholders of the Institutional Class, their Client Services Representative at 800-828-5052 prior to the time the offering price and net asset value are determined, as noted above, and have the proceeds mailed to them at the address of record. Checks payable to the shareholder(s) of record will normally be mailed the next business day, but no later than seven days, after the receipt of the redemption request. This option is only available to individual, joint and individual fiduciary-type accounts.

      In addition, redemption proceeds of $1,000 or more can be transferred to your predesignated bank account by wire or by check by calling the phone numbers listed above. An authorization form must have been completed by the shareholder and filed with the Fund before the request is received. Payment will be made by wire or check to the bank account designated on the authorization form as follows:

      1. Payment by Wire: Request that Federal Funds be wired to the bank account designated on the authorization form. Redemption proceeds will normally be wired on the next business day following receipt of the redemption request. There is a $7.50 wiring fee (subject to change) charged by CoreStates Bank, N.A. which will be deducted from the withdrawal proceeds each time the shareholder requests a redemption from Class A Shares, Class B Shares and Class C Shares. If the proceeds are wired to the shareholder's account at a bank which is not a member of the Federal Reserve System, there could be a delay in the crediting of the funds to the shareholder's bank account.

      2. Payment by Check: Request a check be mailed to the bank account designated on the authorization form. Redemption proceeds will normally be mailed the next business day, but no later than seven days, from the date of the telephone request. This procedure will take longer than the Payment by Wire option (1 above) because of the extra time necessary for the mailing and clearing of the check after the bank receives it.

      Redemption Requirements: In order to change the name of the bank and the account number it will be necessary to send a written request to the Fund and a signature guarantee may be required. Each signature guarantee must be supplied by an eligible guarantor institution. The Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness.

      To reduce the shareholder's risk of attempted fraudulent use of the telephone redemption procedure, payment will be made only to the bank account designated on the authorization form.

      If expedited payment under these procedures could adversely affect the Fund, the Fund may take up to seven days to pay the shareholder.

      Neither the Fund nor its Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine. With respect to such telephone transactions, the Fund will follow reasonable procedures to confirm that instructions communicated by telephone are genuine (including verification of a form of personal identification) as, if it does not, the Fund or the Transfer Agent may be liable for any losses due to unauthorized or fraudulent transactions. Telephone instructions received by shareholders of the Fund Classes are generally tape recorded. A written confirmation will be provided for all purchase, exchange and redemption transactions initiated by telephone.

Systematic Withdrawal Plans
      Shareholders of Class A Shares, Class B Shares and Class C Shares who own or purchase $5,000 or more of shares at the offering price, or net asset value, as applicable, for which certificates have not been issued may establish a Systematic Withdrawal Plan for monthly withdrawals of $25 or more, or quarterly withdrawals of $75 or more, although the Fund does not recommend any specific amount of withdrawal. This $5,000 minimum does not apply for the Fund's prototype retirement plans. Shares purchased with the initial investment and through reinvestment of cash dividends and realized securities profits distributions will be credited to the shareholder's account and sufficient full and fractional shares will be redeemed at the net asset value calculated on the third business day preceding the mailing date.

      Checks are dated either the 1st or the 15th of the month, as selected by the shareholder (unless such date falls on a holiday or a weekend), and are normally mailed within two business days. Both ordinary income dividends and realized securities profits distributions will be automatically reinvested in additional shares of the Class at net asset value. This plan is not recommended for all investors and should be started only after careful consideration of its operation and effect upon the investor's savings and investment program. To the extent that withdrawal payments from the plan exceed any dividends and/or realized securities profits distributions paid on shares held under the plan, the withdrawal payments will represent a return of capital and the share balance may in time be depleted, particularly in a declining market.

      The sale of shares for withdrawal payments constitutes a taxable event and a shareholder may incur a capital gain or loss for federal income tax purposes. This gain or loss may be long-term or short-term depending on the holding period for the specific shares liquidated. Premature withdrawals from retirement plans may have adverse tax consequences.

      Withdrawals under this plan made concurrently with the purchases of additional shares may be disadvantageous to the shareholder. Purchases of Class A Shares through a periodic investment program in a fund managed by the Manager must be terminated before a Systematic Withdrawal Plan with respect to such shares can take effect, except if the shareholder is a participant in one of our retirement plans or is investing in funds in the Delaware Investments family which do not carry a sales charge. Redemptions of Class A Shares pursuant to a Systematic Withdrawal Plan may be subject to a Limited CDSC if the purchase was made at net asset value and a dealer's commission has been paid on that purchase. Redemptions of Class B Shares or Class C Shares pursuant to a Systematic Withdrawal Plan may be subject to a CDSC, unless the annual amount selected to be withdrawn is less than 12% of the account balance on the date that the Systematic Withdrawal Plan was established. See Waiver of Contingent Deferred Sales Charge - Class B and Class C Shares and Waiver of Limited Contingent Deferred Sales Charge - Class A Shares under Redemption and Exchange in the Prospectus for the Fund Classes. Shareholders should consult their financial advisers to determine whether a Systematic Withdrawal Plan would be suitable for them.

      An investor wishing to start a Systematic Withdrawal Plan must complete an authorization form. If the recipient of Systematic Withdrawal Plan payments is other than the registered shareholder, the shareholder's signature on this authorization must be guaranteed. Each signature guarantee must be supplied by an eligible guarantor institution. The Fund reserves the right to reject a signature guarantee supplied by an eligible institution based on its creditworthiness. This plan may be terminated by the shareholder or the Transfer Agent at any time by giving written notice.

      The Systematic Withdrawal Plan is not available with respect to the Institutional Class.

DISTRIBUTIONS AND TAXES

      The Fund intends to qualify as a regulated investment company under Subchapter M of the Code. As such, the Fund will not be subject to federal income tax on net investment income and net realized capital gains which are distributed to shareholders.

      Each Class of shares of the Fund will share proportionately in the investment income and expenses of the Fund, except that Class A Shares, Class B Shares and Class C Shares alone will incur distribution fees under their respective 12b-1 Plans.

      The Fund intends to pay dividends from net investment income on an annual basis. Distributions of net capital gains, if any, realized on sales of investments will be distributed annually during the quarter following the close of the fiscal year.

      All dividends and any capital gains distributions will be automatically credited to the shareholder's account in additional shares of the same Class unless, in the case of shareholders in the Fund Classes, the shareholder requests in writing that such dividends and/or distributions be paid in cash. Dividend payments of $1.00 or less will be automatically reinvested, notwithstanding a shareholder's election to receive dividends in cash. If such a shareholder's dividends increase to greater than $1.00, the shareholder would have to file a new election in order to begin receiving dividends in cash again.

      Any check in payment of dividends or other distributions which cannot be delivered by the United States Post Office or which remains uncashed for a period of more than one year may be reinvested in the shareholder's account at the then-current net asset value and the dividend option may be changed from cash to reinvest. The Fund may deduct from a shareholder's account the costs of the Fund's effort to locate a shareholder if a shareholder's mail is returned by the Post Office or the Fund is otherwise unable to locate the shareholder or verify the shareholder's mailing address. These costs may include a percentage of the account when a search company charges a percentage fee in exchange for their location services. See also Other Tax Requirements under Accounting and Tax Issues.

      Persons not subject to tax will not be required to pay taxes on distributions.

      Dividends from investment income and short-term capital gains distributions are treated by shareholders as ordinary income for federal income tax purposes, whether received in cash or in additional shares. Distributions of long-term capital gains, if any, are taxable to shareholders as long-term capital gains, regardless of the length of time an investor has held such shares, and these gains are currently taxed at long-term capital gain rates described below. The tax status of dividends and distributions paid to shareholders will not be affected by whether they are paid in cash or in additional shares. The Fund is treated as a single tax entity and capital gains for the Fund will be calculated separately from the other funds of Equity Funds II, Inc.

      Under the Taxpayer Relief act of 1997 (the "1997 Act"), the Fund is required to track its sales of portfolio securities and to report its capital gain distributions to you according to the following categories of holding periods:

             "Mid-term capital gains" or "28 percent rate gain": securities sold by the Fund after July 28, 1997 that were held more than one year but not more than 18 months. These gains will be taxable to individual investors at a maximum rate of 28%.

      "1997 Act long-term capital gains" or "20 percent rate gain": securities sold by the Fund between May 7, 1997 and July 28, 1997 that were held for more than 12 months, and securities sold by the Fund after July 28, 1997 that were held for more than 18 months. These gains will be taxable to individual investors at a maximum rate of 20% for investors in the 28% or higher federal income tax brackets, and at a maximum rate of 10% for investors in the 15% federal income tax bracket.

      "Qualified 5-year gains": For individuals in the 15% bracket, qualified 5-year gains are net gains on securities held for more than 5 years which are sold after December 31, 2000. For individuals who are subject to tax at higher rate brackets, qualified 5-year gains are net gains on securities which are purchased after December 31, 2000 and are held for more than 5 years. Taxpayers subject to tax at a higher rate brackets may also make an election for shares held on January 1, 2001 to recognize gain on their shares (any loss is disallowed) in order to qualify such shares as qualified 5-year property as though purchased after December 31, 2000. These gains will be taxable to individual investors at a maximum rate of 18% for investors in the 28% or higher federal income tax brackets, and at a maximum rate of 8% for investors in the 15% federal income tax bracket when sold after the 5 year holding period.

      A portion of the Fund's dividends may qualify for the dividends-received deduction for corporations provided in the federal income tax law. The portion of dividends paid by the Fund that so qualifies will be designated each year in a notice mailed to Fund shareholders, and cannot exceed the gross amount of dividends received by such Fund from domestic (U.S.) corporations that would have qualified for the dividends-received deduction in the hands of the Fund if the Fund was a regular corporation. The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions imposed under the Code on the corporation claiming the deduction. Under the 1997 Act, the amount that the Fund may designate as eligible for the dividends-received deduction will be reduced or eliminated if the shares on which the dividends earned by the Fund were debt-financed or held by the Fund for less than a 46-day period during a 90-day period beginning 45 days before the ex-dividend date and ending 45 days after the ex-dividend date. Similarly, if your Fund shares are debt-financed or held by you for less than a 46-day period during a 90-day period beginning 45 days before the ex-dividend date and ending 45 days after the ex-dividend date, then the dividends-received deduction for Fund dividends on your shares may also be reduced or eliminated. Even if designated as dividends eligible for the dividends-received deduction, all dividends (including any deducted portion) must be included in your alternative minimum taxable income calculation.

      Shareholders will be notified annually by Equity Funds II, Inc. as to the federal income tax status of dividends and distributions paid by the Fund.

INVESTMENT MANAGEMENT AGREEMENT

       The Manager, located at One Commerce Square, Philadelphia, PA 19103, furnishes investment management services to the Fund, subject to the supervision and direction of Equity Funds II, Inc.'s Board of Directors.

      The Manager and its predecessors have been managing the funds in the Delaware Investments family since 1938. On July 31, 1998, the Manager and its affiliates within Delaware Investments, including Delaware International Advisers Ltd., were managing in the aggregate more than $00 billion in assets in the various institutional or separately managed (approximately $00,000,000,000) and investment company (approximately $00,000,000,000) accounts.

      The Investment Management Agreement for the Fund is dated September , 1998 and was approved by shareholders on September , 1998. The Agreement has an initial term of two years and may be renewed each year only so long as such renewal and continuance are specifically approved at least annually by the Board of Directors or by vote of a majority of the outstanding voting securities of the Fund, and only if the terms of and renewal thereof have been approved by the vote of a majority of the directors of Equity Funds II, Inc. who are not parties thereto or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Agreement is terminable without penalty on 60 days' notice by the directors of Equity Funds II, Inc. or by the Manager. The Agreement will terminate automatically in the event of its assignment.

      Under the Investment Management Agreement for the Fund, the Manager is paid an annual fee equal to 0.65% on the first $500 million of average daily net assets, 0.60% on the next $500 million, 0.55% on the next $1.5 billion and 0.50% on the average daily net assets in excess of $2.5 billion.

      The Manager has elected voluntarily to waive that portion, if any, of the annual management fees payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the Total Operating Expenses of the Fund (exclusive of 12b-1 Plan expenses, taxes, interest, brokerage commissions and extraordinary expenses) do not exceed, on an annualized basis, 0.75% of the average daily net assets of each Class from the commencement of the public offering of Classes through February 28, 1999.

      Under the general supervision of the Board of Directors, the Manager manages the Fund's portfolio in accordance with the Fund's stated investment objective and policy and makes and implements all investment decisions on behalf of the Fund. The Manager pays the salaries of all directors, officers and employees of Equity Funds II, Inc. who are affiliated with the Manager. The Fund pays all of its other expenses, including its proportionate share of rent and certain other administrative expenses.

Distribution and Service
      The Distributor, Delaware Distributors, L.P., located at 1818 Market Street, Philadelphia, PA 19103, serves as the national distributor of Fund shares under a Distribution Agreement dated September , 1998. The Distributor is an affiliate of the Manager and bears all of the costs of promotion and distribution, except for payments by the Fund on behalf of the Class A Shares, Class B Shares and Class C Shares under their respective 12b-1 Plans.

      The Transfer Agent, Delaware Service Company, Inc., another affiliate of the Manager located at 1818 Market Street, Philadelphia, PA 19103, serves as the Fund's shareholder servicing, dividend disbursing and transfer agent pursuant to an Amended and Restated Shareholders Services Agreement dated September , 1998. The Transfer Agent also provides accounting services to the Fund pursuant to the terms of a separate Fund Accounting Agreement. The Transfer Agent is also an indirect, wholly owned subsidiary of Delaware Management Holdings, Inc.

      The Fund has authorized one or more brokers to accept on its behalf purchase and redemption orders in addition to the Transfer Agent. Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the behalf of the Fund. For purposes of pricing, the Fund will be deemed to have received a purchase or redemption order when an authorized broker or, if applicable, a broker's authorized designee, accepts the order.

OFFICERS AND DIRECTORS

      The business and affairs of Equity Funds II, Inc. are managed under the direction of its Board of Directors.

      Certain officers and directors of Equity Funds II, Inc. hold identical positions in each of the other funds in the Delaware Investments family. On May 31, 1998, Equity Funds II, Inc.'s officers and directors, as a group, owned less than 0% of the outstanding shares of the Class A Shares, Class B Shares, Class C Shares and the Institutional Class of Decatur Income Fund, Decatur Total Return Fund, Blue Chip Fund and Social Awareness Fund, respectively.

      As of May 31, 1998, management believes the following accounts held of record 5% or more of the outstanding shares of, the Class A Shares, Class B Shares, Class C Shares and the Institutional Class of Decatur Income Fund, Decatur Total Return Fund, Blue Chip Fund and Social Awareness Fund. Management has no knowledge of beneficial ownership of these shares:


Class                               Name and Address of Account                        Share Amount               Percentage
-----                               ---------------------------                        ------------               ----------

Decatur Income B Class              Merrill Lynch, Pierce, Fenner & Smith
                                    For the Sole Benefit of its Customers
                                    Attn: Fund Administration
                                    4800 Deer Lake Drive East, 3rd Floor
                                    Jacksonville, FL 32246

Decatur Income Fund C Class         Merrill Lynch, Pierce, Fenner & Smith
                                    For the Sole Benefit of its Customers
                                    Attn: Fund Administration
                                    4800 Deer Lake Drive East, 3rd Floor
                                    Jacksonville, FL 32246

Decatur Income Fund                 The Northern Trust Co.
Institutional Class                 Cust. J Paul Getty Trust
                                    401 Wilshire Blvd.
                                    Santa Monica, CA  90401

                                    RS 401(k) Plan Price Waterhouse LLP Savings
                                    Plan c/o DELPAC 16th floor 1818 Market
                                    Street Philadelphia, PA 19103

                                    Brigham Young University
                                    RL Ball & Associates
                                    c/o Richard White
                                    Provo, UT  84602



Class                               Name and Address of Account                        Share Amount               Percentage
-----                               ---------------------------                        ------------               ----------

Decatur Income Fund                 RS Day & Zimmerman Start 401(k)
Institutional Class                 Attn: Retirement Plans
                                    1818 Market Street
                                    Philadelphia, PA 19103

Decatur Total Return Fund           Merrill Lynch, Pierce, Fenner & Smith
B Class                             For the Sole Benefit of its Customers
                                    Attn: Fund Administration
                                    4800 Deer Lake Drive East, 3rd Floor
                                    Jacksonville, FL 32246

Decatur Total Return Fund           Merrill Lynch, Pierce, Fenner & Smith
C Class                             For the Sole Benefit of its Customers
                                    Attn: Fund Administration
                                    4800 Deer Lake Drive East, 3rd Floor
                                    Jacksonville, FL  32246


Decatur Total Return Fund           First Trust NA
Institutional Class                 Trust Northern States Power
                                    Employee Retirement Savings Plan
                                    P.O. Box 64482
                                    St. Paul, MN 55164

                                    Federated Life Insurance Company
                                    Separate Sub-Account A
                                    Attn: Tom Koch
                                    121 E. Park Square
                                    Owatonna, MN 55060

                                    Lincoln National Life Insurance Co.
                                    Attn: Karen Gerke
                                    1300 Clinton Street
                                    Fort Wayne, IN  46802

Blue Chip Fund                      PaineWebber for the benefit of
A Class                             PaineWebber CDN FBO
                                    Eric S. Petersen
                                    P.O. Box 1108
                                    New York, NY 10268

Blue Chip Fund                      NFSC FEBO
C Class                             Elizabeth S. Fleming
                                    1915 Wyngate
                                    Ames, IA  50010

Class                               Name and Address of Account                        Share Amount               Percentage
-----                               ---------------------------                        ------------               ----------

Blue Chip Fund C Class              NFSC FEBO
                                    Linda A. Benesh
                                    2602 Caldwell Mill Ln.
                                    Birmingham, AL 35243

                                    NFSC FEBO
                                    Elizabeth S. Fleming Cust.
                                    Cody H. Fleming
                                    1915 Wyngate
                                    Ames, IA 50010

                                    Prudential Securities Inc. FBO
                                    Michael R. Katz MD TTEE
                                    Atlantic Cardiology Assoc. PA
                                    MPP Plan
                                    FBO Mohamed H. Elnahal MD
                                    Absecon, NJ  08201

                                    Marvin E. Rushing and Shirley A.
                                    Rushing JT WROS
                                    354 Maple Ave.
                                    Owensboro, KY 42301

Blue Chip Fund                      Lincoln Investment Management, Inc.
Institutional Class                 Attn: Patricia Roller
                                    200 E. Berry St. See 3R04
                                    Fort Wayne, IN  46802

Social Awareness Fund               MLPF&S for the sole benefit of
C Class                             its customers
                                    Attn: Fund Administration
                                    4800 Deer Lake Drive East, 3rd Fl.
                                    Jacksonville, FL 32246

                                    Donaldson Lufkin Jenrette
                                    Securities Corporation Inc.
                                    P.O. Box 2052
                                    Jersey City, NJ 07303

Social Awareness Fund               RS DMC Employee Profit Sharing Plan
Institutional Class                 Delaware Management Co.
                                    Employee Profit Sharing Trust
                                    c/o Rick Seidel
                                    1818 Market Street
                                    Philadelphia, PA 19103


         DMH Corp., Delvoy, Inc., Delaware Management Business Trust, Delaware Management Company (a series of Delaware Management Business Trust), Delaware Management Company, Inc. , Delaware Investment Advisers (a series of Delaware Management Business Trust), Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware Service Company, Inc., Delaware Management Trust Company, Delaware International Holdings Ltd., Founders Holdings, Inc., Delaware International Advisers Ltd., Delaware Capital Management, Inc. and Delaware Investment & Retirement Services, Inc. are direct or indirect, wholly owned subsidiaries of Delaware Management Holdings, Inc. ("DMH"). On April 3, 1995, a merger between DMH and a wholly owned subsidiary of Lincoln National Corporation ("Lincoln National") was completed. DMH and the Manager are now indirect, wholly owned subsidiaries, and subject to the ultimate control, of Lincoln National. Lincoln National, with headquarters in Fort Wayne, Indiana, is a diversified organization with operations in many aspects of the financial services industry, including insurance and investment management.

         Certain officers and directors of Equity Funds II, Inc. hold identical positions in each of the other funds in the Delaware Investments family. Directors and principal officers of Equity Funds II, Inc. are noted below along with their ages and their business experience for the past five years. Unless otherwise noted, the address of each officer and director is One Commerce Square, Philadelphia, PA 19103.

*Wayne A. Stork (60)
         Chairman and Director and/or Trustee of Equity Funds II, Inc., 33 other investment companies in the Delaware Investments family and Delaware Capital Management, Inc.
         Chairman, President, Chief Executive Officer and Director of DMH Corp.,
                  Delaware Distributors, Inc. and Founders Holdings, Inc. Chairman, President, Chief Executive Officer, Chief Investment Officer
                  and Director/Trustee of Delaware Management Company, Inc. and Delaware Management Business Trust
         Chairman, President, Chief Executive Officer and Chief Investment
                  Officer of Delaware Management Company (a series of Delaware Management Business Trust)
         Chairman, Chief Executive Officer and Chief Investment Officer of
                  Delaware Investment Advisers (a series of Delaware Management Business Trust)
         Chairman, Chief Executive Officer and Director of Delaware
                  International Advisers Ltd., Delaware International Holdings Ltd. and Delaware Management Holdings, Inc.
         President and Chief Executive Officer of Delvoy, Inc. Chairman of
                  Delaware Distributors, L.P.
         Director of Delaware Service Company, Inc. and Delaware Investment &
                  Retirement Services, Inc.
         During the past five years, Mr. Stork has served in various executive capacities at different times within the Delaware organization.

*Jeffrey J. Nick (45)
         President, Chief Executive Officer and Director of Equity Funds II,
                  Inc. and 33 other investment companies in the Delaware Investments family
         President and Director of Delaware Management Holdings, Inc. President, Chief Executive Officer and Director of Lincoln National
                  Investment Companies, Inc.
         President of Lincoln Funds Corporation
         Director of Delaware International Advisers Ltd.

         From 1992 to 1996, Mr. Nick was Managing Director of Lincoln National
               UK plc and from 1989 to 1992, he was Senior Vice President responsible for corporate planning and development for Lincoln National Corporation.

Richard G. Unruh, Jr. (58)
         Executive Vice President of Equity Funds II, Inc., 33 other investment companies in the Delaware Investments family, Delaware Management Holdings, Inc., Delaware Management Company (a series of Delaware Management Business Trust) and Delaware Capital Management, Inc.
         President of Delaware Investment Advisers (a series of Delaware
                  Management Business Trust)
         Executive Vice President and Director/Trustee of Delaware Management
                  Company, Inc. and Delaware Management Business Trust
         Director of Delaware International Advisers Ltd.
         During the past five years, Mr. Unruh has served in various executive capacities at different times within the Delaware organization.

----------------------
*Director affiliated with the Fund's investment manager and considered an "interested person" as defined in the 1940 Act.

Paul E. Suckow (50)
         Executive Vice President/Chief Investment Officer, Fixed Income of
                  Equity Funds II, Inc., 33 other investment companies in the Delaware Investments family, Delaware Management Company, Inc., Delaware Management Company (a series of Delaware Management Business Trust), Delaware Investment Advisers (a series of Delaware Management Business Trust) and Delaware Management Holdings, Inc.
         Executive Vice President and Director of Founders Holdings, Inc. Executive Vice President of Delaware Capital Management, Inc. and
                  Delaware Management Business Trust
         Director of Founders CBO Corporation
         Director of HYPPCO Finance Company Ltd.
         Beforere turning to Delaware Investments in 1993, Mr. Suckow was
                  Executive Vice President and Director of Fixed Income for Oppenheimer Management Corporation, New York, NY from 1985 to 1992. Prior to that, Mr. Suckow was a fixed-income portfolio manager for Delaware Investments.

David K. Downes (58)
         Executive Vice President, Chief Operating Officer, Chief Financial
                  Officer of Equity Funds II, Inc., 33 other investment companies in the Delaware Investments family, Delaware Management Holdings, Inc., Founders CBO Corporation, Delaware Capital Management, Inc., Delaware Management Company (a series of Delaware Management Business Trust), Delaware Investment Advisers (a series of Delaware Management Business Trust) and Delaware Distributors, L.P.
         Executive Vice President, Chief Financial Officer, Chief Administrative
                  Officer and Trustee of Delaware Management Business Trust Executive Vice President, Chief Operating Officer, Chief Financial
                  Officer and Director of Delaware Management Company, Inc., DMH Corp., Delaware Distributors, Inc., Founders Holdings, Inc. and Delvoy, Inc.
         President, Chief Executive Officer, Chief Financial Officer and
                  Director of Delaware Service Company, Inc.
         President, Chief Operating Officer, Chief Financial Officer and
                  Director of Delaware International Holdings Ltd.
         Chairman, Chief Executive Officer and Director of Delaware Management
                  Trust Company and Delaware Investment & Retirement Services, Inc.
         Director of Delaware International Advisers Ltd. Vice President of
                  Lincoln Funds Corporation
         During the past five years, Mr. Downes has served in various executive capacities at different times within the Delaware organization.

Walter P. Babich (70)
         Director and/or Trustee of Equity Funds II, Inc. and 33 other investment companies in the Delaware Investments family. 460 North Gulph Road, King of Prussia, PA 19406 Board Chairman,
                  Citadel Constructors, Inc.
         From 1986 to 1988, Mr. Babich was a partner of Irwin & Leighton and from 1988 to 1991, he was a partner of I&L Investors.

John H. Durham (60)
         Director and/or Trustee of Equity Funds II, Inc. and 18 other investment companies in the Delaware Investments family.
         120 Gibraltar Road, Horsham, PA 19044
         Partner, Complete Care Services
         Mr. Durham served as Chairman of the Board of each fund in the Delaware Investments family from 1986 to 1991; President of each fund from 1977 to 1990; and Chief Executive Officer of each fund from 1984 to 1990. Prior to 1992, with respect to Delaware Management Holdings, Inc., Delaware Management Company, Delaware Distributors, Inc. and Delaware Service Company, Inc., Mr. Durham served as a director and in various executive capacities at different times.

Anthony D. Knerr (59)
         Director and/or Trustee of Equity Funds II, Inc. and 33 other investment companies in the Delaware Investments family.
         500 Fifth Avenue, New York, NY  10110
         Founder and Managing Director, Anthony Knerr & Associates
         From 1982 to 1988, Mr. Knerr was Executive Vice President/Finance and Treasurer of Columbia University, New York. From 1987 to 1989, he was also a lecturer in English at the University. In addition, Mr. Knerr was Chairman of The Publishing Group, Inc., New York, from 1988 to 1990. Mr. Knerr founded The Publishing Group, Inc. in 1988.

Ann R. Leven (57)
         Director and/or Trustee of Equity Funds II, Inc. and 33 other investment companies in the Delaware Investments family.
         785 Park Avenue, New York, NY  10021
         Treasurer, National Gallery of Art
         From 1984 to 1990, Ms. Leven was Treasurer and Chief Fiscal Officer of the Smithsonian Institution, Washington, DC, and from 1975 to 1992, she was Adjunct Professor of Columbia Business School.

W. Thacher Longstreth (77)
         Director and/or Trustee of Equity Funds II, Inc. and 33 other investment companies in the Delaware Investments family. City Hall, Philadelphia, PA 19107
         Philadelphia City Councilman.

Thomas F. Madison (62)
         Director and/or Trustee of Equity Funds II, Inc. and 33 other investment companies in the Delaware Investments family.
         200 South Fifth Street, Suite 2100, Minneapolis, Minnesota 55402 President and Chief Executive Officer, MLM Partners, Inc.
         Mr. Madison has also been Chairman of the Board of Communications
                  Holdings, Inc. since 1996.
         From February to September 1994, Mr. Madison served as Vice
                  Chairman--Office of the CEO of The Minnesota Mutual Life Insurance Company and from 1988 to 1993, he was President of U.S. WEST Communications--Markets.

Charles E. Peck (72)
         Director and/or Trustee of Equity Funds II, Inc. and 33 other investment companies in the Delaware Investments family. P.O. Box 1102, Columbia, MD 21044
         Secretary/Treasurer, Enterprise Homes, Inc.
         From 1981 to 1990, Mr. Peck was Chairman and Chief Executive
                  Officer of The Ryland Group, Inc., Columbia, MD.

George M. Chamberlain, Jr. (51)
         Senior Vice President, Secretary and General Counsel of Equity Funds
                  II, Inc., 33 other investment companies in the Delaware Investments family, Delaware Distributors, L.P., Delaware Management Company (a series of Delaware Management Business Trust), Delaware Investment Advisers (a series of Delaware Management Business Trust) and Delaware Management Holdings, Inc.
         Senior Vice President, Secretary, General Counsel and
                  Director/Trustee of DMH Corp., Delaware Management Company, Inc., Delaware Distributors, Inc., Delaware Service Company, Inc., Founders Holdings, Inc., Delaware Investment & Retirement Services, Inc., Delaware Capital Management, Inc., Delvoy, Inc. and Delaware Management Business Trust
         Executive Vice President, Secretary, General Counsel and Director of
                  Delaware Management Trust Company
         Senior Vice President and Director of Delaware International Holdings
                  Ltd.
         Director of Delaware International Advisers Ltd.
         Secretary of Lincoln Funds Corporation
         Attorney.
         During the past five years, Mr. Chamberlain has served in various executive capacities at different times within the Delaware organization.

Joseph H. Hastings (48)
         Senior Vice President/Corporate Controller of Equity Funds II, Inc.,
                  33 other investment companies in the Delaware Investments family and Founders Holdings, Inc.
         Senior Vice President/Corporate Controller and Treasurer of Delaware
                  Management Holdings, Inc., DMH Corp., Delaware Management Company, Inc., Delaware Management Company (a series of Delaware Management Business Trust), Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware Service Company, Inc., Delaware Capital Management, Inc., Delaware International Holdings Ltd., Delvoy, Inc. and Delaware Management Business Trust
         Chief Financial Officer/Treasurer of Delaware Investment &
                  Retirement Services, Inc.
         Executive Vice President/Chief Financial Officer/Treasurer of Delaware
                  Management Trust Company
         Senior Vice President/Assistant Treasurer of Founders
                  CBO Corporation
         Treasurer of Lincoln Funds Corporation
         During the past five years, Mr. Hastings has served in various executive capacities at different times within the Delaware organization.

Michael P. Bishof (35)
         Senior Vice President/Treasurer of Equity Funds II, Inc., 33 other investment companies in the Delaware Investments family and Founders Holdings, Inc.
         Senior Vice President/Investment Accounting of Delaware Management
                  Company, Inc., Delaware Management Company (a series of Delaware Management Business Trust) and Delaware Service Company, Inc.
         Senior Vice President and Treasurer/Manager of Investment Accounting of Delaware Distributors, L.P. and Delaware Investment Advisers (a series of Delaware Management Business Trust)
         Senior Vice President and Manager of Investment Accounting of
                  Delaware International Holdings Ltd.
         Assistant Treasurer of Founders CBO Corporation
         Before joining Delaware Investments in 1995, Mr. Bishof was a Vice
                  President for Bankers Trust, New York, NY from 1994 to 1995, a Vice President for CS First Boston Investment Management, New York, NY from 1993 to 1994 and an Assistant Vice President for Equitable Capital Management Corporation, New York, NY from 1987 to 1993.

Paul J. Dokas (38)
         Vice President/Portfolio Manager of the Equity Funds II, Inc. and 2
                  other investment companies in the Delaware Investments family. Before joining the Delaware Group in 1997, Mr. Dokas was a Director of Trust Investments for Bell Atlantic Corporation in Philadelphia, where he held various positions from 1985 to 1997.

         The following is a compensation table listing for each director/trustee entitled to receive compensation, the aggregate compensation received from the Equity Funds II, Inc. and the total compensation received from all investment companies in the Delaware Investments family for which he or she serves as a director or trustee for the fiscal year ended November 30, 1997 and an estimate of annual benefits to be received upon retirement under the Delaware Group Retirement Plan for Directors/Trustees as of November 30, 1997. Only the independent directors/trustees of the Equity Funds II, Inc. receive compensation from the Equity Funds II, Inc.

                                                            Pension or                           Total Compensation
                                                            Retirement            Estimated           from the
                                                             Benefits              Annual            Investment
                                        Aggregate           Accrued as            Benefits          Companies in
                                      Compensation      Part of Equity Fund         Upon              Delaware
Name                                  from the Fund      II, Inc. Expenses      Retirement(1)      Investments(2)

W. Thacher Longstreth                $8,414                     None               $38,500          $59,243
Ann R. Leven                         $9,554                     None               $38,500          $64,452
Walter P. Babich                     $9,335                     None               $38,500          $63,452
Anthony D. Knerr                     $9,335                     None               $38,500          $63,452
Charles E. Peck                      $8,311                     None               $38,500          $56,057
Thomas F. Madison(3)                 $4,997                     None               $38,500          $37,225
John H. Durham (4)                   N/A                        None               $31,000          N/A

(1) Under the terms of the Delaware Group Retirement Plan for Directors/Trustees, each disinterested director/trustee who, at the time of his or her retirement from the Board, has attained the age of 70 and served on the Board for at least five continuous years, is entitled to receive payments from each investment company in the Delaware Investments family for which he or she serves as a director or trustee for a period equal to the lesser of the number of years that such person served as a director or trustee or the remainder of such person's life. The amount of such payments will be equal, on an annual basis, to the amount of the annual retainer that is paid to directors/trustees of each investment company at the time of such person's retirement. If an eligible director/trustee retired as of November 30, 1997, he or she would be entitled to annual payments totaling $38,500, in the aggregate, from all of the investment companies in the Delaware Investments family for which he or she served as director or trustee, based on the number of investment companies in the Delaware Investments family as of that date.

(2) Each independent director/trustee (other than John H. Durham) currently receives a total annual retainer fee of $38,500 for serving as a director or trustee for all 34 investment companies in Delaware Investments, plus $3,145 for each Board Meeting attended. John H. Durham currently receives a total annual retainer fee of $31,000 for serving as a director or trustee for 19 investment companies in Delaware Investments, plus $1,757.50 for each Board Meeting attended. Ann R. Leven, Walter P. Babich, and Anthony D. Knerr serve on Equity Funds II, Inc.'s audit committee; Ms. Leven is the chairperson. Members of the audit committee currently receive additional annual compensation of $5,000, in the aggregate, from all investment companies, with the exception of the chairperson, who receives $6,000.

(3)  Thomas F. Madison joined the Board of Directors on April 30, 1997.

(4) John H. Durham joined the Board of Directors of Equity Funds II, Inc. and 18 other investment companies in Delaware Investments on April 16, 1998.

EXCHANGE PRIVILEGE

      The exchange privileges available for shareholders of the Classes and for shareholders of classes of other funds in the Delaware Investments family are set forth in the relevant prospectuses for such classes. The following supplements that information. The Fund may modify, terminate or suspend the exchange privilege upon 60 days' notice to shareholders.

      All exchanges involve a purchase of shares of the fund into which the exchange is made. As with any purchase, an investor should obtain and carefully read that fund's prospectus before buying shares in an exchange. The prospectus contains more complete information about the fund, including charges and expenses. A shareholder requesting an exchange will be sent a current prospectus and an authorization form for any of the other mutual funds in the Delaware Investments family. Exchange instructions must be signed by the record owner(s) exactly as the shares are registered.

      An exchange constitutes, for tax purposes, the sale of one fund and the purchase of another. The sale may involve either a capital gain or loss to the shareholder for federal income tax purposes.

      In addition, investment advisers and dealers may make exchanges between funds in the Delaware Investments family on behalf of their clients by telephone or other expedited means. This service may be discontinued or revised at any time by the Transfer Agent. Such exchange requests may be rejected if it is determined that a particular request or the total requests at any time could have an adverse effect on any of the funds. Requests for expedited exchanges may be submitted with a properly completed exchange authorization form, as described above.

Telephone Exchange Privilege
      Shareholders owning shares for which certificates have not been issued or their investment dealers of record may exchange shares by telephone for shares in other mutual funds in the Delaware Investments family. This service is automatically provided unless the Fund receives written notice from the shareholder to the contrary.

      Shareholders or their investment dealers of record may contact the Shareholder Service Center at 800-523-1918 or, in the case of shareholders of the Institutional Class, their Client Services Representative at 800-828-5052 to effect an exchange. The shareholder's current Fund account number must be identified, as well as the registration of the account, the share or dollar amount to be exchanged and the fund into which the exchange is to be made. Requests received on any day after the time the offering price and net asset value are determined will be processed the following day. See Determining Offering Price and Net Asset Value. Any new account established through the exchange will automatically carry the same registration, shareholder information and dividend option as the account from which the shares were exchanged. The exchange requirements of the fund into which the exchange is being made, such as sales charges, eligibility and investment minimums, must be met. (See the prospectus of the fund desired or inquire by calling the Transfer Agent or, as relevant, your Client Services Representative.) Certain funds are not available for retirement plans.

      The telephone exchange privilege is intended as a convenience to shareholders and is not intended to be a vehicle to speculate on short-term swings in the securities market through frequent transactions in and out of the funds in the Delaware Investments family. Telephone exchanges may be subject to limitations as to amounts or frequency. The Transfer Agent and the Fund reserve the right to record exchange instructions received by telephone and to reject exchange requests at any time in the future.

      As described in the Fund's Prospectuses, neither the Fund nor its Transfer Agent is responsible for any shareholder loss incurred in acting upon written or telephone instructions for redemption or exchange of Fund shares which are reasonably believed to be genuine.

Right to Refuse Timing Accounts
      With regard to accounts that are administered by market timing services ("Timing Firms") to purchase or redeem shares based on changing economic and market conditions ("Timing Accounts"), the Fund will refuse any new timing arrangements, as well as any new purchases (as opposed to exchanges) of shares of the funds in the Delaware Investments family from timing firms. The Fund reserves the right to temporarily or permanently terminate the exchange privilege or reject any specific purchase order for any person whose transactions seem to follow a timing pattern who: (i) makes an exchange request out of the Fund within two weeks of an earlier exchange request out of the Fund, or (ii) makes more than two exchanges out of the Fund per calendar quarter, or
(iii) exchanges shares equal in value to at least $5 million, or more than 1/4 of 1% of the Fund's net assets. Accounts under common ownership or control, including accounts administered so as to redeem or purchase shares based upon certain predetermined market indicators, will be aggregated for purposes of the exchange limits.

Restrictions on Timed Exchanges
      Timing Accounts operating under existing timing agreements may only execute exchanges between the following eight funds in the Delaware Investments family: (1) Decatur Income Fund, (2) Decatur Total Return Fund, (3) Delaware Fund, (4) Limited-Term Government Fund, (5) Tax-Free USA Fund, (6) Delaware Cash Reserve, (7) Delchester Fund and (8) Tax-Free Pennsylvania Fund. No other funds in the Delaware Investments family are available for timed exchanges. Assets redeemed or exchanged out of Timing Accounts in funds in the Delaware Investments family not listed above may not be reinvested back into that Timing Account. The Fund reserves the right to apply these same restrictions to the account(s) of any person whose transactions seem to follow a time pattern (as described above).

      The Fund also reserves the right to refuse the purchase side of an exchange request by any Timing Account, person, or group if, in the Manager's judgment, the Fund would be unable to invest effectively in accordance with its investment objectives and policies, or would otherwise potentially be adversely affected. A shareholder's purchase exchanges may be restricted or refused if the Fund receives or anticipates simultaneous orders affecting significant portions of the Fund's assets. In particular, a pattern of exchanges that coincide with a "market timing" strategy may be disruptive to the Fund and therefore may be refused.

      Except as noted above, only shareholders and their authorized brokers of record will be permitted to make exchanges or redemptions.

                                   *   *   *

      Following is a summary of the investment objectives of the other funds in the Delaware Investments family:

      Delaware Fund seeks long-term growth by a balance of capital appreciation, income and preservation of capital. It uses a dividend-oriented valuation strategy to select securities issued by established companies that are believed to demonstrate potential for income and capital growth. Devon Fund seeks current income and capital appreciation by investing primarily in income-producing common stocks, with a focus on common stocks the Manager believes have the potential for above average dividend increases over time.

      Trend Fund seeks long-term growth by investing in common stocks issued by emerging growth companies exhibiting strong capital appreciation potential.

      Small Cap Value Fund seeks capital appreciation by investing primarily in common stocks whose market values appear low relative to their underlying value or future potential.

      DelCap Fund seeks long-term capital growth by investing in common stocks and securities convertible into common stocks of companies that have a demonstrated history of growth and have the potential to support continued growth.

      Decatur Income Fund seeks the highest possible current income by investing primarily in common stocks that provide the potential for income and capital appreciation without undue risk to principal. Decatur Total Return Fund seeks long-term growth by investing primarily in securities that provide the potential for income and capital appreciation without undue risk to principal. Blue Chip Fund seeks to achieve long-term capital appreciation. Current income is a secondary objective. It seeks to achieve these objectives by investing primarily in equity securities and any securities that are convertible into equity securities. Social Awareness Fund seeks to achieve long-term capital appreciation. It seeks to achieve this objective by investing primarily in equity securities of medium- to large-sized companies expected to grow over time that meet the Fund's "Social Criteria" strategy.

      Delchester Fund seeks as high a current income as possible by investing principally high yield, high risk in corporate bonds, and also in U.S. government securities and commercial paper. Strategic Income Fund seeks to provide investors with high current income and total return by using a multi-sector investment approach, investing principally in three sectors of the fixed-income securities markets: high yield, higher risk securities, investment grade fixed-income securities and foreign government and other foreign fixed-income securities. High-Yield Opportunities Fund seeks to provide investors with total return and, as a secondary objective, high current income.

      U.S. Government Fund seeks high current income by investing primarily in long-term debt obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities.

      Delaware Cash Reserve seeks the highest level of income consistent with the preservation of capital and liquidity through investments in short-term money market instruments, while maintaining a stable net asset value.

      Limited-Term Government Fund seeks high, stable income by investing primarily in a portfolio of short- and intermediate-term securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and instruments secured by such securities. U.S. Government Money Fund seeks maximum current income with preservation of principal and maintenance of liquidity by investing only in short-term securities issued or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities, and repurchase agreements collateralized by such securities, while maintaining a stable net asset value.

      REIT Fund seeks to achieve maximum long-term total return with capital appreciation as a secondary objective. It seeks to achieve its objectives by investing in securities of companies primarily engaged in the real estate industry.

      Tax-Free USA Fund seeks high current income exempt from federal income tax by investing in municipal bonds of geographically-diverse issuers. Tax-Free Insured Fund invests in these same types of securities but with an emphasis on municipal bonds protected by insurance guaranteeing principal and interest are paid when due. Tax-Free USA Intermediate Fund seeks a high level of current interest income exempt from federal income tax, consistent with the preservation of capital by investing primarily in municipal bonds.

      Tax-Free Money Fund seeks high current income, exempt from federal income tax, by investing in short-term municipal obligations, while maintaining a stable net asset value.

      Tax-Free New Jersey Fund seeks a high level of current interest income exempt from federal income tax and New Jersey state and local taxes, consistent with preservation of capital. Tax-Free Ohio Fund seeks a high level of current interest income exempt from federal income tax and Ohio state and local taxes, consistent with preservation of capital. Tax-Free Pennsylvania Fund seeks a high level of current interest income exempt from federal income tax and Pennsylvania state and local taxes, consistent with the preservation of capital.

      Foundation Funds are "fund of funds" which invest in other funds in the Delaware Investments family (referred to as "Underlying Funds"). Foundation Funds Income Portfolio seeks a combination of current income and preservation of capital with capital appreciation by investing in primarily a mix of fixed income and domestic equity securities, including fixed income and domestic equity Underlying Funds. Foundation Funds Balanced Portfolio seeks capital appreciation with current income as a secondary objective by investing primarily in domestic equity and fixed income securities, including domestic equity and fixed income Underlying Funds. Foundation Funds Growth Portfolio seeks long term capital growth by investing primarily in equity securities, including equity Underlying Funds, and, to a lesser extent, in fixed income securities, including fixed-income Underlying Funds.

      International Equity Fund seeks to achieve long-term growth without undue risk to principal by investing primarily in international securities that provide the potential for capital appreciation and income. Global Bond Fund seeks to achieve current income consistent with the preservation of principal by investing primarily in global fixed-income securities that may also provide the potential for capital appreciation. Global Assets Fund seeks to achieve long-term total return by investing in global securities which will provide higher current income than a portfolio comprised exclusively of equity securities, along with the potential for capital growth. Emerging Markets Fund seeks long-term capital appreciation by investing primarily in equity securities of issuers located or operating in emerging countries.

      U.S. Growth Fund seeks to maximize capital appreciation by investing in companies of all sizes which have low dividend yields, strong balance sheets and high expected earnings growth rates relative to their industry. Overseas Equity Fund seeks to maximize total return (capital appreciation and income), principally through investments in an internationally diversified portfolio of equity securities. New Pacific Fund seeks long-term capital appreciation by investing primarily in companies which are domiciled in or have their principal business activities in the Pacific Basin.

      Delaware Group Premium Fund, Inc. offers 16 funds available exclusively as funding vehicles for certain insurance company separate accounts. Decatur Total Return Series seeks the highest possible total rate of return by selecting issues that exhibit the potential for capital appreciation while providing higher than average dividend income. Delchester Series seeks as high a current income as possible by investing in rated and unrated corporate bonds, U.S. government securities and commercial paper. Capital Reserves Series seeks a high stable level of current income while minimizing fluctuations in principal by investing in a diversified portfolio of short- and intermediate-term securities. Cash Reserve Series seeks the highest level of income consistent with preservation of capital and liquidity through investments in short-term money market instruments. DelCap Series seeks long-term capital appreciation by investing its assets in a diversified portfolio of securities exhibiting the potential for significant growth. Delaware Series seeks a balance of capital appreciation, income and preservation of capital. It uses a dividend-oriented valuation strategy to select securities issued by established companies that are believed to demonstrate potential for income and capital growth. International Equity Series seeks long-term growth without undue risk to principal by investing primarily in equity securities of foreign issuers that provide the potential for capital appreciation and income. Small Cap Value Series seeks capital appreciation by investing primarily in small-cap common stocks whose market values appear low relative to their underlying value or future earnings and growth potential. Emphasis will also be placed on securities of companies that may be temporarily out of favor or whose value is not yet recognized by the market. Trend Series seeks long-term capital appreciation by investing primarily in small-cap common stocks and convertible securities of emerging and other growth-oriented companies. These securities will have been judged to be responsive to changes in the market place and to have fundamental characteristics to support growth. Income is not an objective. Global Bond Series seeks to achieve current income consistent with the preservation of principal by investing primarily in global fixed-income securities that may also provide the potential for capital appreciation. Strategic Income Series seeks high current income and total return by using a multi-sector investment approach, investing primarily in three sectors of the fixed-income securities markets: high-yield, higher risk securities; investment grade fixed-income securities; and foreign government and other foreign fixed-income securities. Devon Series seeks current income and capital appreciation by investing primarily in income-producing common stocks, with a focus on common stocks that the investment manager believes have the potential for above-average dividend increases over time. Emerging Markets Series seeks to achieve long-term capital appreciation by investing primarily in equity securities of issuers located or operating in emerging countries. Convertible Securities Series seeks a high level of total return on its assets through a combination of capital appreciation and current income by investing primarily in convertible securities. Social Awareness Series seeks to achieve long-term capital appreciation by investing primarily in equity securities of medium to large-sized companies expected to grow over time that meet the Series' "Social Criteria" strategy. REIT Series seeks to achieve maximum long-term total return, with capital appreciation as a secondary objective, by investing in securities of companies primarily engaged in the real estate industry.

      Delaware-Voyageur US Government Securities Fund seeks to provide a high level of current income consistent with the prudent investment risk by investing in U.S. Treasury bills, notes, bonds, and other obligations issued or unconditionally guaranteed by the full faith and credit of the U.S. Treasury, and repurchase agreements fully secured by such obligations.

      Delaware-Voyageur Tax-Free Arizona Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Arizona personal income tax, consistent with the preservation of capital. Delaware-Voyageur Minnesota Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with the preservation of capital.

      Delaware-Voyageur Tax-Free Minnesota Intermediate Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with preservation of capital. The Fund seeks to reduce market risk by maintaining an average weighted maturity from five to ten years.

      Delaware-Voyageur Tax-Free California Insured Fund seeks to provide a high level of current income exempt from federal income tax and the California personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Florida Insured Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. The Fund will seek to select investments that will enable its shares to be exempt from the Florida intangible personal property tax. Delaware-Voyageur Tax-Free Florida Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. The Fund will seek to select investments that will enable its shares to be exempt from the Florida intangible personal property tax. Delaware-Voyageur Tax-Free Kansas Fund seeks to provide a high level of current income exempt from federal income tax, the Kansas personal income tax and the Kansas intangible personal property tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Missouri Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Missouri personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free New Mexico Fund seeks to provide a high level of current income exempt from federal income tax and the New Mexico personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Oregon Insured Fund seeks to provide a high level of current income exempt from federal income tax and the Oregon personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Utah Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Washington Insured Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital.

      Delaware-Voyageur Tax-Free Florida Intermediate Fund seeks to provide a high level of current income exempt from federal income tax, consistent with the preservation of capital. The Fund will seek to select investments that will enable its shares to be exempt from the Florida intangible personal property tax. The Fund seeks to reduce market risk by maintaining an average weighted maturity from five to ten years.

      Delaware-Voyageur Tax-Free Arizona Fund seeks to provide a high level of current income exempt from federal income tax and the Arizona personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free California Fund seeks to provide a high level of current income exempt from federal income tax and the California personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Iowa Fund seeks to provide a high level of current income exempt from federal income tax and the Iowa personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Idaho Fund seeks to provide a high level of current income exempt from federal income tax and the Idaho personal income tax, consistent with the preservation of capital. Delaware-Voyageur Minnesota High Yield Municipal Bond Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax primarily through investment in medium and lower grade municipal obligations. National High Yield Municipal Fund seeks to provide a high level of income exempt from federal income tax, primarily through investment in medium and lower grade municipal obligations. Delaware-Voyageur Tax-Free New York Fund seeks to provide a high level of current income exempt from federal income tax and the personal income tax of the state of New York and the city of New York, consistent with the preservation of capital. Delaware-Voyageur Tax-Free Wisconsin Fund seeks to provide a high level of current income exempt from federal income tax and the Wisconsin personal income tax, consistent with the preservation of capital.

      Delaware-Voyageur Tax-Free Colorado Fund seeks to provide a high level of current income exempt from federal income tax and the Colorado personal income tax, consistent with the preservation of capital.

      Aggressive Growth Fund seeks long-term capital appreciation, which the Fund attempts to achieve by investing primarily in equity securities believed to have the potential for high earnings growth. Although the Fund, in seeking its objective, may receive current income from dividends and interest, income is only an incidental consideration in the selection of the Fund's investments. Growth Stock Fund has an objective of long-term capital appreciation. The Fund seeks to achieve its objective from equity securities diversified among individual companies and industries. Tax-Efficient Equity Fund seeks to obtain for taxable investors a high total return on an after-tax basis. The Fund will attempt to achieve this objective by seeking to provide a high long-term after-tax total return through managing its portfolio in a manner that will defer the realization of accrued capital gains and minimize dividend income.

      Delaware-Voyageur Tax-Free Minnesota Fund seeks to provide a high level of current income exempt from federal income tax and the Minnesota personal income tax, consistent with the preservation of capital. Delaware-Voyageur Tax-Free North Dakota Fund seeks to provide a high level of current income exempt from federal income tax and the North Dakota personal income tax, consistent with the preservation of capital.

      For more complete information about any of the funds in the Delaware Investments family, including charges and expenses, you can obtain a prospectus from the Distributor. Read it carefully before you invest or forward funds.

      Each of the summaries above is qualified in its entirety by the information contained in each fund's prospectus(es).

GENERAL INFORMATION

      The Manager is the investment manager of the Fund. The Manager also provides investment management services to certain of the other funds in the Delaware Investments family. While investment decisions of the Fund are made independently from those of the other funds and accounts, investment decisions for such other funds and accounts may be made at the same time as investment decisions for the Fund.

      The Manager, or its affiliate Delaware International Advisers Ltd., also manages the investment options for Delaware Medallion(sm) III Variable Annuity. Medallion is issued by Allmerica Financial Life Insurance and Annuity Company (First Allmerica Financial Life Insurance Company in New York and Hawaii). Delaware Medallion offers different investment series ranging from domestic equity funds, international equity and bond funds and domestic fixed income funds. Each investment series available through Medallion utilizes an investment strategy and discipline the same as or similar to one of the Delaware Investments mutual funds available outside the annuity. See Delaware Group Premium Fund, Inc., above.

      Access persons and advisory persons of the funds in the Delaware Investments family, as those terms are defined in SEC Rule 17j-1 under the 1940 Act, who provide services to the Manager, Delaware International Advisers Ltd. or their affiliates, are permitted to engage in personal securities transactions subject to the exceptions set forth in Rule 17j-1 and the following general restrictions and procedures: (1) certain blackout periods apply to personal securities transactions of those persons; (2) transactions must receive advance clearance and must be completed on the same day as the clearance was received;
(3) certain persons are prohibited from investing in initial public offerings of securities and other restrictions apply to investments in private placements of securities; (4) opening positions may only be closed-out at a profit after a 60-day holding period has elapsed; and (5) the Compliance Officer must be informed periodically of all securities transactions and duplicate copies of brokerage confirmations and account statements must be supplied to the Compliance Officer.

      The Transfer Agent, an affiliate of the Manager, acts as shareholder servicing, dividend disbursing and transfer agent for the Fund and for the other mutual funds in the Delaware Group. The Transfer Agent is paid a fee by the Fund for providing these services consisting of an annual per account charge of $5.50 plus transaction charges for particular services according to a schedule. Compensation is fixed each year and approved by the Board of Directors, including a majority of the unaffiliated directors. The Transfer Agent also provides accounting services to the Fund. Those services include performing all functions related to calculating the Fund's net asset value and providing all financial reporting services, regulatory compliance testing and the related accounting services. For its services, the Transfer Agent is paid a fee based on total assets of all funds in the Delaware Investments family for which it provides such accounting services. Such fee is equal to 0.25% multiplied by the total amount of assets in the complex for which the Transfer Agent furnishes accounting services, where such aggregate complex assets are $10 billion or less, and 0.20% of assets if such aggregate complex assets exceed $10 billion. The fees are charged to each fund, including the Fund, on an aggregate pro-rata basis. The asset-based fee payable to the Transfer Agent is subject to a minimum fee calculated by determining the total number of investment portfolios and associated classes.

      The Manager and its affiliates own the name "Delaware Group." Under certain circumstances, including the termination of Equity Funds II, Inc.'s advisory relationship with the Manager or its distribution relationship with the Distributor, the Manager and its affiliates could cause Equity Funds II, Inc. to delete the words "Delaware Group" from Equity Funds II, Inc.'s name.

      The Chase Manhattan Bank ("Chase"), 4 Chase Metrotech Center, Brooklyn, NY 11245 is custodian of the Fund's securities and cash. As custodian for the Fund, Chase maintains a separate account or accounts for the Fund;

receives, holds and releases portfolio securities on account of the Fund; receives and disburses money on behalf of the Fund; and collects and receives income and other payments and distributions on account of the Fund's portfolio securities.

Capitalization
      Equity Funds II, Inc. has a present authorized capitalization of one billion shares of capital stock with a $1.00 par value per share.

      The Board of Directors has allocated the following number of shares to each fund of Equity Funds II, Inc. and their respective classes:


                  Diversified Value Fund                                                           million
                           Diversified Value Fund A Class                                          million
                           Diversified Value Fund B Class                                          million
                           Diversified Value Fund C Class                                          million
                           Diversified Value Fund Institutional Class                              million

                  Decatur Income Fund                                                          350 million
                           Decatur Income Fund A Class                                         200 million
                           Decatur Income Fund B Class                                         50 million
                           Decatur Income Fund C Class                                         50 million
                           Decatur Income Fund Institutional Class                             50 million

                  Decatur Total Return Fund                                                    250 million
                           Decatur Total Return Fund A Class                                   100 million
                           Decatur Total Return Fund B Class                                   50 million
                           Decatur Total Return Fund C Class                                   50 million
                           Decatur Total Return Fund Institutional Class                       50 million

                  Blue Chip Fund                                                               200 million
                           Blue Chip Fund A Class                                              100 million
                           Blue Chip Fund B Class                                              25 million
                           Blue Chip Fund C Class                                              25 million
                           Blue Chip Fund Institutional Class                                  50 million

                  Social Awareness Fund                                                        200 million
                           Social Awareness Fund A Class                                       100 million
                           Social Awareness Fund B Class                                       25 million
                           Social Awareness Fund C Class                                       25 million
                           Social Awareness Fund Institutional Class                           50 million



         While shares of Equity Funds II, Inc. have equal voting rights on matters affecting the funds, each fund would vote separately on any matter which it is directly affected by, such as any change in its fundamental investment policies and as otherwise prescribed by the 1940 Act. Shares of the Fund have a priority in the Fund's assets, and in gains on and income from the portfolio of the Fund.

         All shares have no preemptive rights, are fully transferable and, when issued, are fully paid and nonassessable.

         Each Class of the Fund represents a proportionate interest in the assets of the Fund and each has the same voting and other rights and preferences as the other classes except that shares of the Institutional Class may not vote on matters affecting the Fund's Classes' Plans under Rule 12b-1. Similarly, as a general matter, shareholders of Class A Shares, Class B Shares and Class C Shares may vote only on matters affecting the 12b-1 Plan that relates to the class of shares that they hold. However, Class B Shares may vote on any proposal to increase materially the fees to be paid by the Fund under the Plan relating to Class A Shares. General expenses of the Fund will be allocated on a pro-rata basis to the classes according to asset size, except that expenses of the Rule 12b-1 Plans of Class A, Class B Shares and Class C Shares will be allocated solely to those classes.

Noncumulative Voting
         Equity Funds II, Inc. shares have noncumulative voting rights which means that the holders of more than 50% of the shares of Equity Funds II, Inc. voting for the election of directors can elect all the directors if they choose to do so, and, in such event, the holders of the remaining shares will not be able to elect any directors.

         This Part B does not include all of the information contained in the Registration Statement which is on file with the Securities and Exchange Commission.

FINANCIAL STATEMENTS

         Ernst & Young LLP serves as the independent auditors for Equity Funds II, Inc. and, in its capacity as such, will audit the financial statements contained in the Fund's Annual Report.

                                     PART C
                                     ------

                                Other Information
                                -----------------


Item 24.           Financial Statements and Exhibits
                   ---------------------------------

                   (a)      Financial Statements:

                            Part A      -   Inapplicable

                            Part B      -   Inapplicable

                   (b)   Exhibits:

                            (1)     Articles of Incorporation.
                                    -------------------------

                                    (a)      Articles of Incorporation, as
                                             amended and supplemented through
                                             November 27, 1995, incorporated
                                             into this filing by reference to
                                             Post-Effective Amendment No. 104
                                             filed November 27, 1995.

                                    (b)      Executed Articles Supplementary
                                             (November 28, 1995) incorporated
                                             into this filing by reference to
                                             Post-Effective Amendment No. 105
                                             filed January 30, 1996.

                                    (c)      Executed Articles Supplementary
                                             (March 24, 1997) incorporated into
                                             this filing by reference to
                                             Post-Effective Amendment No. 108
                                             filed August 22, 1997.

                                    (d)      Executed Articles of Amendment
                                             (March 24, 1997) incorporated into
                                             this filing by reference to
                                             Post-Effective Amendment No. 108
                                             filed August 22, 1997.

                                    (e)      Executed Articles of Amendment
                                             (Janaury 6, 1998) incorporated into
                                             this filing by reference to
                                             Post-Effective Amendment No. 109
                                             filed January 30, 1998.

                                    (f)      Form of Articles Supplementary
                                             (1998) to be filed by Amendment.

                            (2) By-Laws. By-Laws, as amended to date, incorporated into this filing by reference to Post-Effective Amendment No. 104 filed November 27, 1995.

                            (3)     Voting Trust Agreement.  Inapplicable.

PART C - Other Information
(Continued)

         (4)     Copies of All Instruments Defining the  Rights of Holders.

                 (a) Articles of Incorporation, Articles of Amendment and Articles Supplementary.

                       (i) Article Second of Articles Supplementary (June 30, 1993, April 27, 1994 and September 2, 1994),
                             Article Fifth of the Articles of Incorporation (March 4, 1983) and Article Eleventh of Articles of Amendment (May 2, 1985) incorporated into this filing by reference to Post-Effective Amendment No. 104 filed November 27, 1995.

                       (ii) Articles Third and Fourth of Articles Supplementary (November 28, 1995) incorporated into this filing by reference to Post-Effective Amendment No. 105 filed January 30, 1996.

                       (iii) Articles Fifth of Articles Supplementary (March 24,
                             1997) incorporated by reference to Exhibit
                             24(b)(1)(c) incorporated into this filing by reference to Post-Effective Amendment No. 108 filed August 22, 1997.

                 (b) By-Laws. Article II, Article III, as amended, and Article XIII, which was subsequently redesignated as Article XIV, incorporated into this filing by reference to Post-Effective Amendment No. 104 filed November 27, 1995.

         (5)     Investment Management Agreements.

                 (a) Investment Management Agreement (April 3, 1995) between Delaware Management Company, Inc. and the Registrant on behalf of Decatur Income Fund incorporated into this filing by reference to Post-Effective Amendment No. 104 filed November 27, 1995.

                 (b) Investment Management Agreement (April 3, 1995) between Delaware Management Company, Inc. and the Registrant on behalf of Decatur Total Return Fund incorporated into this filing by reference to Post-Effective Amendment No. 104 filed November 27, 1995.

                 (c)   Executed Investment Management Agreement (February 24,
                       1997) between Delaware Management Company, Inc. and the Registrant on behalf of Blue Chip Fund attached as Exhibit.

                 (d)   Executed Investment Management Agreement (February 24,
                       1997) between Delaware Management Company, Inc. and the Registrant on behalf of Social Awareness Fund (formerly named Quantum Fund) attached as Exhibit.

PART C - Other Information
(Continued)

                 (e) Proposed Sub-Advisory Agreement (February __, 1997) between Delaware Management Company, Inc. and Vantage Global Advisors, Inc. on behalf of Blue Chip Fund incorporated into this filing by reference to Post-Effective Amendment No. 106 filed December 10, 1996.

                 (f) Proposed Sub-Advisory Agreement (February__, 1997) between Delaware Management Company, Inc. and Vantage Global Advisors, Inc. on behalf of Social Awareness Fund (formerly Quantum Fund) incorporated into this filing by reference to Post-Effective Amendment No. 106 filed December 10, 1996.

                 (g) Proposed Investment Management Agreement (1997) between Delaware Management Company and the Registrant on behalf of Diversified Value Fund attached as Exhibit.

         (6)     (a)   Distribution Agreements.

                       (i) Forms of Distribution Agreements (April 1995) between Delaware Distributors, L.P. and the Registrant on behalf of Decatur Income Fund and Decatur Total Return Fund incorporated into this filing by reference to Post-Effective Amendment No. 104 filed November 27, 1995.

                       (ii) Forms of Amendment No. 1 to Distribution Agreements (November 1995) on behalf of Decatur Income Fund and Decatur Total Return Fund incorporated into this filing by reference to Post-Effective Amendment No. 104 filed November 27, 1995.

                       (iii) Executed Distribution Agreement (February 24, 1997)
                             between Delaware Distributors, L.P. and the Registrant on behalf of Blue Chip Fund attached as Exhibit.

                       (iv) Executed Distribution Agreement (February 24, 1997) between Delaware Distributors, L.P. and the Registrant on behalf of Social Awareness Fund (formerly named Quantum Fund) attached as Exhibit.

                       (v) Proposed Distribution Agreement (1998) between Delaware Distributors, L.P. and the Registrant on behalf of Diversified Value Fund attached as Exhibit.

PART C - Other Information
(Continued)

                 (b) Administration and Service Agreement. Form of Administration and Service Agreement (as amended November
                       1995) (Module) incorporated into this filing by reference to Post-Effective Amendment No. 104 filed November 27, 1995.

                 (c) Dealer's Agreement. Dealer's Agreement (as amended November 1995) (Module) incorporated into this filing by reference to Post-Effective Amendment No. 104 filed November 27, 1995.

                 (d) Mutual Fund Agreement for the Delaware Group of Funds (November 1995) (Module) incorporated into this filing by reference to Post-Effective Amendment No. 105 filed January 30, 1996.

         (7)     Bonus, Profit Sharing, Pension Contracts.

                 (a) Amended and Restated Profit Sharing Plan incorporated into this filing by reference to Post-Effective Amendment No. 104 filed November 27, 1995.

                 (b) Amendment to Profit Sharing Plan (December 21, 1995) (Module) incorporated into this filing by reference to Post-Effective Amendment No. 105 filed January 30, 1996.

         (8)     Custodian Agreements.

                 (a) Form of Custodian Agreement (1996) between Bankers Trust Company and the Registrant on behalf of Decatur Income Fund and Decatur Total Return Fund incorporated into this filing by reference to Post-Effective Amendment No. 106 filed December 10, 1996.

                 (b) Form of Securities Lending Agreement (1996) between Bankers Trust Company and the Registrant on behalf of Decatur Income Fund and Decatur Total Return Fund incorporated into this filing by reference to Post-Effective Amendment No. 106 filed December 10, 1996.

                 (c) Amendment to Custodian Agreement (November 20, 1997) between The Chase Manhattan Bank and the Registrant on behalf of Blue Chip Fund and Social Awareness Fund (formerly named Quantum Fund) attached as Exhibit.

                 (d) Proposed Securities Lending Agreement (1997) between The Chase Manhattan Bank and the Registrant on behalf of Blue Chip Fund and Social Awareness Fund (formerly named Quantum Fund) incorporated into this filing by reference to Post-Effective Amendment No. 106 filed December 10, 1996.

PART C - Other Information
(Continued)


                 (e) Form of Letter (1998) to The Chase Manhattan Bank to add the Diversified Value Fund to the Custodian Agreement between The Chase Manhattan Bank and the Registrant attached as Exhibit.

                 (f) Proposed Securities Lending Agreement (1997) between The Chase Manhattan Bank and the Registrant on behalf of Diversified Value Fund attached as Exhibit.

         (9)     Other Material Contracts.
                 ------------------------

                 (a) Executed Amended and Restated Shareholders Services Agreement (February 24, 1997) between Delaware Service Company, Inc. and the Registrant on behalf of each Fund attached as Exhibit.

                 (b) Proposed Second Amended and Restated Shareholders Services Agreement (1998) between Delaware Service Company, Inc. and the Registrant on behalf of each Fund attached as Exhibit.

                 (c) Executed Fund Accounting Agreement (August 19, 1996) between Delaware Service Company, Inc. and the Registrant incorporated into this filing by reference to Post-Effective Amendment No. 106 filed December 10, 1996.

                       (i) Executed Amendment No. 4 to Delaware Group of Funds Fund Accounting Agreement attached as Exhibit.

                       (ii) Executed Amendment No. 4A to Delaware Group of Funds Fund Accounting Agreement attached as Exhibit.

                       (iii) Executed Amendment No. 5 to Delaware Group of Funds
                             Fund Accounting Agreement attached as Exhibit.

                       (iv) Executed Amendment No. 6 to Delaware Group of Funds Fund Accounting Agreement attached as Exhibit.

                       (v) Executed Amendment No. 7 to Delaware Group of Funds Fund Accounting Agreement attached as Exhibit.

                       (vi) Executed Amendment No. 8 to Delaware Group of Funds Fund Accounting Agreement attached as Exhibit.

PART C - Other Information
(Continued)

                       (vii) Executed Amendment No. 9 to Delaware Group of Funds
                             Fund Accounting Agreement attached as Exhibit.

                      (viii) Form of Amendment No. 10 to Delaware Group of
                             Funds Fund Accounting Agreement attached as
                             Exhibit.

                       (ix) Form of Amendment No. 11 to Delaware Group of Funds Fund Accounting Agreement attached as Exhibit.

         (10)     Opinion of Counsel. Attached as Exhibit.
                  ------------------

         (11)     Consent of Auditors.  Inapplicable.
                  -------------------

      (12-13)     Inapplicable.

         (14)     Inapplicable.

         (15)     Plans under Rule 12b-1.
                  ----------------------

                 (a) Form of Plan under Rule 12b-1 for Class A (November 1995) for Decatur Income Fund and Decatur Total Return Fund incorporated into this filing by reference to Post-Effective Amendment No. 104 filed November 27, 1995.

                 (b) Form of Plan under Rule 12b-1 for Class B (November 1995) for Decatur Income Fund and Decatur Total Return Fund incorporated into this filing by reference to Post-Effective Amendment No. 104 filed November 27, 1995.

                 (c) Form of Plan under Rule 12b-1 for Class C (November 1995) for Decatur Income Fund and Decatur Total Return Fund incorporated into this filing by reference to Post-Effective Amendment No. 104 filed November 27, 1995.

                 (d) Plan under Rule 12b-1 Blue Chip Fund Class A (February 24, 1997) attached as Exhibit.

                 (e) Plan under Rule 12b-1 for Blue Chip Fund Class B (February 24, 1997) attached as Exhibit.

                 (f) Plan under Rule 12b-1 for Blue Chip Fund Class C (February 24, 1997) attached as Exhibit.

PART C - Other Information
(Continued)

                 (g) Plan under Rule 12b-1 Social Awareness Fund Class A (February 24, 1997) attached as Exhibit.

                 (h) Plan under Rule 12b-1 for Social Awareness Fund Class B (February 24, 1997) attached as Exhibit.

                 (i) Plan under Rule 12b-1 for Social Awareness Fund Class C (February 24, 1997) attached as Exhibit.

                 (j) Proposed Plan under Rule 12b-1 for Diversified Value Fund Class A (1998) attached as Exhibit.

                 (k) Proposed Plan under Rule 12b-1 for Diversified Value Fund Class B (1998) attached as Exhibit.

                 (l) Proposed Plan under Rule 12b-1 for Diversified Value Fund Class C (1998) attached as Exhibit.

         (16)    Schedules of Computation for each Performance Quotation.
                 -------------------------------------------------------

                 (a) Incorporated into this filing by reference to Post-Effective Amendment No. 104 filed November 27, 1995, Post-Effective Amendment No. 105 filed January 30, 1996, Post-Effective Amendment No. 107 filed February 21, 1997 and Post-Effective Amendment No. 108 filed August 22, 1997.

         (17)    Financial Data Schedules.  Inapplicable.
                 ---------------------------------------

         (18)    Plan under Rule 18f-3.
                 ---------------------

                 (a) Amended Plan under Rule 18f-3 (September 18, 1997) attached as Exhibit.

                 (b)   Proposed Amended Appendix A to Plan under Rule 18f-3
                       (1998) attached as Exhibit.

         (19) Other: Directors' Power of Attorney. Incorporated into this filing by reference to Post-Effective Amendment No. 109 filed January 30, 1998.

                 (a)   Power of Attorney for John H. Durham attached as Exhibit.

PART C - Other Information
(Continued)




Item 25.  Persons Controlled by or under Common Control with Registrant.  None.

Item 26.  Number of Holders of Securities.

            (1)                                                 (2)

                                                             Number of
          Title of Class                                   Record Holders
          --------------                                   --------------

          Delaware Group Equity Funds II, Inc.'s
          Decatur Income Fund series:

          Decatur Income Fund A Class
          Common Stock Par Value                       72,098 Accounts as of
          $1.00 Per Share                              May 31, 1998

          Decatur Income Fund B Class
          Common Stock Par Value                       7,746 Accounts as of
          $1.00 Per Share                              May 31, 1998

          Decatur Income Fund C Class
          Common Stock Par Value                       1,181 Accounts as of
          $1.00 Per Share                              May 31, 1998

          Decatur Income Fund Institutional Class
          Common Stock Par Value                       93 Accounts as of
          $1.00 Per Share                              May 31, 1998

          Delaware Group Equity Funds II, Inc.'s
          Decatur Total Return Fund series:

          Decatur Total Return Fund A Class
          Common Stock Par Value                       44,437 Accounts as of
          $1.00 Per Share                              May 31, 1998

          Decatur Total Return Fund B Class
          Common Stock Par Value                       12,997 Accounts as of
          $1.00 Per Share                              May 31, 1998

PART C - Other Information
(Continued)

                          (1)                                 (2)

                                                        Number of
          Title of Class                                Record Holders
          --------------                                --------------

          Decatur Total Return Fund C Class
          Common Stock Par Value                        2,356 Accounts as of
          $1.00 Per Share                               May 31, 1998

          Decatur Total Return Fund Institutional Class
          Common Stock Par Value                        55 Accounts as of
          $1.00 Per Share                               May 31, 1998

          Delaware Group Equity Funds II, Inc.'s
          Blue Chip Fund series:

          Blue Chip Fund A Class
          Common Stock Par Value                        610 Accounts as of
          $1.00 Per Share                               May 31, 1998

          Blue Chip Fund B Class
          Common Stock Par Value                        509 Accounts as of
          $1.00 Per Share                               May 31, 1998

          Blue Chip Fund C Class
          Common Stock Par Value                        114 Accounts as of
          $1.00 Per Share                               May 31, 1998

          Blue Chip Fund Institutional Class            19 Accounts as of
          Common Stock Par Value                        May 31, 1998
          $1.00 Per Share

          Delaware Group Equity Funds II, Inc.'s Social
          Awareness Fund
          series (formerly named Quantum Fund):

          Social Awareness Fund A Class
          (formerly named Quantum Fund A Class)
          Common Stock Par Value                        2,530 Accounts as of
          $1.00 Per Share                               May 31, 1998

PART C - Other Information
(Continued)

                          (1)                                (2)

                                                       Number of
          Title of Class                               Record Holders

          Social Awareness Fund B Class
          (formerly named Quantum Fund B Class)
          Common Stock Par Value                       2,238 Accounts as of
          $1.00 Per Share                              May 31, 1998

          Social Awareness Fund C Class
          (formerly named Quantum Fund C Class)
          Common Stock Par Value                       406 Accounts as of
          $1.00 Per Share                              May 31, 1998

          Social Awareness Fund Institutional Class
          (formerly named Quantum Fund Institutional
          Class)
          Common Stock Par Value                       11 Accounts as of
          $1.00 Per Share                              May 31, 1998


          Delaware Group Equity Funds II, Inc.'s
          Diversified Value Fund series:

          Diversified Value Fund A Class
          Common Stock Par Value                       0 Accounts as of
          $1.00 Per Share                              May 31, 1998

          Diversified Value Fund B Class
          Common Stock Par Value                       0 Accounts as of
          $1.00 Per Share                              May 31, 1998

          Diversified Value Fund C Class
          Common Stock Par Value                       0 Accounts as of
          $1.00 Per Share                              May 31, 1998

          Diversified Value Fund Institutional Class
          Common Stock Par Value                       0 Accounts as of
          $1.00 Per Share                              May 31, 1998

Item 27. Indemnification. Incorporated into this filing by reference to Post-Effective Amendment No. 75 filed May 23, 1986 and Article VII of the By-Laws, as amended, incorporated into this filing by reference to Post-Effective Amendment No. 104 filed November 27, 1995.

PART C - Other Information
(Continued)

Item 28.  Business and Other Connections of Investment Adviser.

         (a) Delaware Management Company, a series of Delaware Management Business Trust, (the "Manager") serves as investment manager to the Registrant and also serves as investment manager or sub-adviser to certain of the other funds in the Delaware Investments family (Delaware Group Equity Funds I, Inc., Delaware Group Equity Funds III, Inc., Delaware Group Equity Funds IV, Inc., Delaware Group Equity Funds V, Inc., Delaware Group Government Fund, Inc., Delaware Group Income Funds, Inc., Delaware Group Limited-Term Government Funds, Inc., Delaware Group Cash Reserve, Inc., Delaware Group Tax-Free Fund, Inc., Delaware Group State Tax-Free Income Trust, Delaware Group Tax-Free Money Fund, Inc., Delaware Group Premium Fund, Inc., Delaware Group Global & International Funds, Inc., Delaware Pooled Trust, Inc., Delaware Group Adviser Funds, Inc., Delaware Group Foundation Funds, Delaware Group Dividend and Income Fund, Inc., Delaware Group Global Dividend and Income Fund, Inc., Voyageur Tax-Free Funds, Inc., Voyageur Intermediate Tax-Free Funds, Inc., Voyageur Insured Funds, Inc., Voyageur Funds, Inc., Voyageur Investment Trust, Voyageur Investment Trust II, Voyageur Mutual Funds, Inc., Voyageur Mutual Funds II, Inc., Voyageur Mutual Funds III, Inc., Voyageur Arizona Municipal Income Fund, Inc., Voyageur Colorado Insured Municipal Income Fund, Inc., Voyageur Florida Insured Municipal Income Fund, Voyageur Minnesota Municipal Fund, Inc., Voyageur Minnesota Municipal Fund II, Inc. and Voyageur Minnesota Municipal Fund III, Inc.) In addition, certain directors of the Manager also serve as directors/trustees of the other funds in the Delaware Investments family and certain officers are also officers of these other funds. A company owned by the Manager's parent company acts as principal underwriter to the mutual funds in the Delaware Investments family (see Item 29 below) and another such company acts as the shareholder servicing, dividend disbursing, accounting servicing and transfer agent for all of the mutual funds in the Delaware Investments family.

PART C - Other Information
(Continued)

                   The following persons serving as directors or officers of the Manager have held the following positions during the past two years:

Name and Principal       Positions and Offices with the Manager and its
Business Address *       Affiliates and Other Positions and Offices Held
------------------       -----------------------------------------------

Wayne A. Stork           Chairman of the Board, President, Chief Executive
                         Officer and Chief Investment Officer of Delaware
                         Management Company (a series of Delaware Management
                         Business Trust); Chairman of the Board, President,
                         Chief Executive Officer, Chief Investment Officer and
                         Director/Trustee of Delaware Management Company, Inc.
                         and Delaware Management Business Trust; Chairman of the
                         Board, President, Chief Executive Officer and Director of DMH Corp., Delaware Distributors, Inc. and Founders
                         Holdings, Inc.; Chairman, Chief Executive Officer and
                         Chief Investment Officer of Dealware Investment
                         Advisers (a series of Delaware Management Business
                         Trust); Chairman, Chief Executive Officer and Director of Delaware International Holdings Ltd. and Delaware
                         International Advisers Ltd.; Chairman of the Board and
                         Director of the Registrant, each of the other funds in the Delaware Investments family, Delaware Management
                         Holdings, Inc., and Delaware Capital Management, Inc.;
                         Chairman of Delaware Distributors, L.P.; President and
                         Chief Executive Officer of Delvoy, Inc.; and Director and/or Trustee of Delaware Service Company, Inc. and
                         Delaware Investment & Retirement Services, Inc.

Richard G. Unruh, Jr.    Executive Vice President of the Registrant, each of the
                         other funds in the Delaware Investments family, Delaware Management Holdings, Inc., Delaware Capital
                         Management, Inc. and Delaware Management Company (a series of Delaware Management Business Trust);
                         Executive Vice President and Director/Trustee of
                         Delaware Management Company, Inc. and Delaware
                         Management Business Trust; President of Delaware
                         Investment Advisers (a series of Delaware Management
                         Business Trust); and Director of Delaware International
                         Advisers Ltd.

                         Board of Directors, Chairman of Finance Committee, Keystone Insurance Company since 1989, 2040 Market Street, Philadelphia, PA; Board of Directors, Chairman of Finance Committee, AAA Mid Atlantic, Inc. since 1989, 2040 Market Street, Philadelphia, PA; Board of Directors, Metron, Inc. since 1995, 11911 Freedom Drive, Reston, VA

PART C - Other Information
(Continued)

Name and Principal       Positions and Offices with the Manager and its
Business Address *       Affiliates and Other Positions and Offices Held
------------------       -----------------------------------------------

Paul E. Suckow           Executive Vice President/Chief Investment Officer,
                         Fixed Income of Delaware Management Company, Inc.,
                         Delaware Management Company (a series of Delaware
                         Management Business Trust), Delaware Investment
                         Advisers (a series of Delaware Management Business
                         Trust), the Registrant, each of the other funds in the Delaware Investments family and Delaware Management
                         Holdings, Inc.; Executive Vice President and Director of Founders Holdings, Inc.; Executive Vice President of
                         Delaware Capital Management, Inc. and Delaware
                         Management Business Trust; and Director of Founders CBO
                         Corporation

                         Director, HYPPCO Finance Company Ltd.


* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal       Positions and Offices with the Manager and its
Business Address *       Affiliates and Other Positions and Offices Held
------------------       -----------------------------------------------

David K. Downes          Executive Vice President, Chief Operating Officer and
                         Chief Financial Officer of the Registrant and each of the other funds in the Delaware Investments family, Delaware Management Holdings, Inc., Founders CBO
                         Corporation, Delaware Capital Management, Inc.,
                         Delaware Management Company (a series of Delaware
                         Management Business Trust), Delaware Investment
                         Advisers (a series of Delaware Management Business
                         Trust) and Delaware Distributors, L.P.; Executive Vice
                         President, Chief Operating Officer, Chief Financial
                         Officer and Director of Delaware Management Company,
                         Inc., DMH Corp, Delaware Distributors, Inc., Founders
                         Holdings, Inc. and Delvoy, Inc.; Executive Vice
                         President, Chief Financial Officer, Chief
                         Administrative Officer and Trustee of Delaware
                         Management Business Trust; President, Chief Executive
                         Officer, Chief Financial Officer and Director of
                         Delaware Service Company, Inc.; President, Chief
                         Operating Officer, Chief Financial Officer and Director of Delaware International Holdings Ltd.; Chairman,
                         Chief Executive Officer and Director of Delaware
                         Investment & Retirement Services, Inc.; Chairman and
                         Director of Delaware Management Trust Company; Director of Delaware International Advisers Ltd.; and Vice
                         President of Lincoln Funds Corporation

                         Chief Executive Officer and Director of Forewarn, Inc. since 1993, 8 Clayton Place, Newtown Square, PA

George M.                Senior Vice President, Secretary and General Counsel
Chamberlain, Jr.         of the Registrant, each of the other funds in the
                         Delaware Investments family, Delaware Distributors,
                         L.P., Delaware Management Company (a series of Delaware
                         Management Business Trust), Delaware Investment
                         Advisers (a series of Delaware Management Business
                         Trust) and Delaware Management Holdings, Inc.; Senior
                         Vice President, General Counsel, Secretary and
                         Director/Trustee of Delaware Management Company, Inc.,
                         DMH Corp., Delaware Distributors, Inc., Delaware
                         Service Company, Inc., Founders Holdings, Inc.,
                         Delaware Capital Management, Inc., Delaware Investment
                         & Retirement Services, Inc., Delvoy, Inc. and Delaware
                         Management Business Trust; Senior Vice President and
                         Director of Delaware International Holdings Ltd.;
                         Executive Vice President, Secretary, General Counsel and Director of Delaware Management Trust Company;
                         Director of Delaware International Advisers Ltd.;
                         Secretary of Lincoln Funds Corporation

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal       Positions and Offices with the Manager and its
Business Address *       Affiliates and Other Positions and Offices Held
------------------       -----------------------------------------------

Richard J. Flannery      Senior Vice President/Corporate and International
                         Affairs of the Registrant, each of the other funds in the Delaware Investments family, Delaware Management
                         Holdings, Inc., DMH Corp., Delaware Management Company,
                         Inc., Delaware Distributors, Inc., Delaware
                         Distributors, L.P., Delaware Management Trust Company,
                         Delaware Capital Management, Inc., Delaware Service
                         Company, Inc., Delaware Management Company (a series of
                         Delaware Management Business Trust), Delaware
                         Investment Advisers (a series of Delaware Management
                         Business Trust) and Delaware Investment & Retirement
                         Services, Inc.; Executive Vice President/Corporate &
                         International Affairs and Director of Delaware
                         International Holdings Ltd.; Senior Vice
                         President/Corporate and International Affairs and
                         Director of Founders Holdings, Inc. and Delvoy, Inc.;
                         Senior Vice President of Founders CBO Corporation; and
                         Director of Delaware International Advisers Ltd.

                         Director, HYPPCO Finance Company Ltd.

                         Limited Partner of Stonewall Links, L.P. since 1991, Bulltown Rd., Elverton, PA; Director and Member of Executive Committee of Stonewall Links, Inc. since 1991, Bulltown Rd., Elverton, PA

Michael P. Bishof        Senior Vice President/Investment Accounting of Delaware
                         Management Company, Inc., Delaware Management Company
                         (a series of Delaware Management Business Trust) and
                         Delaware Service Company, Inc.; Senior Vice President and Treasurer of the Registrant, each of the other funds in the Delaware Investments family and Founders
                         Holdings, Inc.; Senior Vice President and Treasurer/
                         Manager, Investment Accounting of Delaware
                         Distributors, L.P. and Delaware Investment Advisers (a series of Delaware Management Business Trust);
                         Assistant Treasurer of Founders CBO Corporation; and
                         Senior Vice President and Manager of Investment
                         Accounting of Delaware International Holdings Ltd.

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal       Positions and Offices with the Manager and its
Business Address *       Affiliates and Other Positions and Offices Held
------------------       -----------------------------------------------

Joseph H. Hastings       Senior Vice President/Corporate Controller and
                         Treasurer of Delaware Management Holdings, Inc., DMH
                         Corp., Delaware Management Company, Inc., Delaware
                         Distributors, Inc., Delaware Capital Management, Inc.,
                         Delaware Distributors, L.P., Delaware Service Company,
                         Inc., Delaware International Holdings Ltd., Delaware
                         Management Company (a series of Delaware Management
                         Business Trust), Delvoy, Inc. and Delaware Management
                         Business Trust; Senior Vice President/Corporate
                         Controller of the Registrant, each of the other funds in the Delaware Investments family and Founders
                         Holdings, Inc.; Executive Vice President, Chief
                         Financial Officer and Treasurer of Delaware Management
                         Trust Company; Chief Financial Officer and Treasurer of
                         Delaware Investment & Retirement Services, Inc.; Senior
                         Vice President/Assistant Treasurer of Founders CBO
                         Corporation; and Treasurer of Lincoln Funds
                         Corporation.

Michael T. Taggart       Senior Vice President/Facilities Management and
                         Administrative Services of Delaware Management Company,
                         Inc. and Delaware Management Company (a series of
                         Delaware Management Business Trust)

Douglas L. Anderson      Senior Vice President/Operations of Delaware Management
                         Company, Inc., Delaware Management Company (a series of
                         Delaware Management Business Trust), Delaware
                         Investment and Retirement Services, Inc. and Delaware
                         Service Company, Inc.; Senior Vice President/Operations and Director of Delaware Management Trust Company

James L. Shields         Senior Vice President/Chief Information Officer of
                         Delaware Management Company, Inc., Delaware Management
                         Company (a series of Delaware Management Business
                         Trust), Delaware Service Company, Inc. and Delaware
                         Investment & Retirement Services, Inc.


* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)


Name and Principal       Positions and Offices with the Manager and its
Business Address *       Affiliates and Other Positions and Offices Held
------------------       -----------------------------------------------

Eric E. Miller           Vice President, Assistant Secretary and Deputy General
                         Counsel of the Registrant and each of the other funds in the Delaware Investments family, Delaware Management
                         Company, Inc., Delaware Management Company (a series of
                         Delaware Management Business Trust), Delaware
                         Investment Advisers (a series of Delaware Management
                         Business Trust), Delaware Management Holdings, Inc.,
                         DMH Corp., Delaware Distributors, L.P., Delaware
                         Distributors Inc., Delaware Service Company, Inc.,
                         Delaware Management Trust Company, Founders Holdings,
                         Inc., Delaware Capital Management, Inc. and Delaware
                         Investment & Retirement Services, Inc.; Assistant
                         Secretary of Delaware Management Business Trust; and
                         Vice President and Assistant Secretary of Delvoy, Inc.

Richelle S. Maestro      Vice President and Assistant Secretary of the
                         Registrant, each of the other funds in the Delaware
                         Investments family, Delaware Management Company, Inc.,
                         Delaware Management Company (a series of Delaware
                         Management Business Trust), Delaware Investment
                         Advisers (a series of Delaware Management Business
                         Trust), Delaware Management Holdings, Inc., Delaware
                         Distributors, L.P., Delaware Distributors, Inc.,
                         Delaware Service Company, Inc., DMH Corp., Delaware
                         Management Trust Company, Delaware Capital Management,
                         Inc., Delaware Investment & Retirement Services, Inc.,
                         Founders Holdings, Inc. and Delvoy, Inc.; Vice
                         President and Secretary of Delaware International
                         Holdings Ltd.; and Secretary of Founders CBO
                         Corporation

                         Partner of Tri-R Associates since 1989, 10001 Sandmeyer Lane, Philadelphia, PA

Richard Salus(1)         Vice President/Assistant Controller of Delaware
                         Management Company, Inc., Delaware Management Company
                         (a series of Delaware Management Business Trust) and
                         Delaware Management Trust Company

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal       Positions and Offices with the Manager and its
Business Address *       Affiliates and Other Positions and Offices Held
------------------       -----------------------------------------------

Bruce A. Ulmer           Vice President/Director of LNC Internal Audit of the
                         Registrant, each of the other funds in the Delaware
                         Investments family, Delaware Management Company, Inc.,
                         Delaware Management Company (a series of Delaware
                         Management Business Trust), Delaware Management
                         Holdings, Inc., DMH Corp., Delaware Management Trust
                         Company and Delaware Investment & Retirement Services,
                         Inc.; Vice President/Director of Internal Audit of
                         Delvoy, Inc.

Joel A. Ettinger(2)      Vice President/Director of Taxation of the Registrant,
                         each of the other funds in the Delaware Investments family, Delaware Management Company, Inc., Delaware
                         Management Company (a series of Delaware Management
                         Business Trust) and Delaware Management Holdings, Inc.

Christopher Adams        Vice President/Strategic Planning of Delaware
                         Management Company, Inc., Delaware Management Company
                         (a series of Delaware Management Business Trust) and
                         Delaware Service Company, Inc.

Susan L. Hanson          Vice President/Strategic Planning of Delaware
                         Management Company, Inc., Delaware Management Company
                         (a series of Delaware Management Business Trust) and
                         Delaware Service Company, Inc.

Dennis J. Mara(3)        Vice President/Acquisitions of Delaware Management
                         Company, Inc. and Delaware Management Company (a series of Delaware Management Business Trust)

Scott Metzger            Vice President/Business Development of Delaware
                         Management Company, Inc., Delaware Management Company
                         (a series of Delaware Management Business Trust) and
                         Delaware Service Company, Inc.

Lisa O. Brinkley         Vice President/Compliance of the Registrant, Delaware
                         Management Company, Inc., each of the other funds in the Delaware Investments family, Delaware Management
                         Company (a series of Delaware Management Business
                         Trust), DMH Corp., Delaware Distributors, L.P.,
                         Delaware Distributors, Inc., Delaware Service Company,
                         Inc., Delaware Management Trust Company, Delaware
                         Capital Management, Inc. and Delaware Investment &
                         Retirement Services, Inc.; Vice President/Compliance
                         Officer of Delaware Management Business Trust; and Vice
                         President of Delvoy, Inc.

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)


Name and Principal       Positions and Offices with the Manager and its
Business Address *       Affiliates and Other Positions and Offices Held
------------------       -----------------------------------------------

Mary Ellen Carrozza      Vice President/Client Services of Delaware Management
                         Company, Inc., Delaware Management Company (a series of
                         Delaware Management Business Trust), Delaware
                         Investment Advisers (a series of Delaware Management
                         Business Trust) and the Registrant

Gerald T. Nichols        Vice President/Senior Portfolio Manager of Delaware
                         Management Company, Inc., Delaware Management Company
                         (a series of Delaware Management Business Trust),
                         Delaware Investment Advisers (a series of Delaware
                         Management Business Trust) and 23 investment companies in the Delaware Investments family; Vice President of Founders Holdings, Inc.; and Treasurer, Assistant
                         Secretary and Director of Founders CBO Corporation

Paul A. Matlack          Vice President/Senior Portfolio Manager of Delaware
                         Management Company, Inc., Delaware Management Company
                         (a series of Delaware Management Business Trust),
                         Delaware Investment Advisers (a series of Delaware
                         Management Business Trust) and 22 investment companies in the Delaware Investments family; Vice President of Founders Holdings, Inc.; and President and Director of
                         Founders CBO Corporation

Gary A. Reed             Vice President/Senior Portfolio Manager of Delaware
                         Management Company, Inc., Delaware Management Company
                         (a series of Delaware Management Business Trust),
                         Delaware Investment Advisers (a series of Delaware
                         Management Business Trust), 20 investment companies in the Delaware Investments family and Delaware Capital
                         Management, Inc.

Patrick P. Coyne         Vice President/Senior Portfolio Manager of Delaware
                         Management Company, Inc., Delaware Management Company
                         (a series of Delaware Management Business Trust),
                         Delaware Investment Advisers (a series of Delaware
                         Management Business Trust), 20 investment companies in the Delaware Investments family and Delaware Capital
                         Management, Inc.

Roger A. Early           Vice President/Senior Portfolio Manager of Delaware
                         Management Company, Inc., Delaware Management Company
                         (a series of Delaware Management Business Trust),
                         Delaware Investment Advisers (a series of Delaware
                         Management Business Trust), 20 other investment companies in the Delaware Investments family

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)


Name and Principal       Positions and Offices with the Manager and its
Business Address *       Affiliates and Other Positions and Offices Held
------------------       -----------------------------------------------

Mitchell L. Conery(4)    Vice President/Senior Portfolio Manager of Delaware
                         Management Company, Inc., Delaware Management Company
                         (a series of Delaware Management Business Trust),
                         Delaware Investment Advisers (a series of Delaware
                         Management Business Trust), 20 investment companies in the Delaware Investments family and Delaware Capital
                         Management, Inc.

George H. Burwell        Vice President/Senior Portfolio Manager of Delaware
                         Management Company, Inc., Delaware Management Company
                         (a series of Delaware Management Business Trust), the
                         Registrant and 9 other investment companies in the Delaware Investments family

Cynthia Isom             Vice President/Portfolio Manager of Delaware Management
                         Company, Inc., Delaware Management Company (a series of
                         Delaware Management Business Trust), 18 investment companies in the Delaware Investments family

John B. Fields           Vice President/Senior Portfolio Manager of Delaware
                         Management Company, Inc., Delaware Management Company
                         (a series of Delaware Management Business Trust),
                         Delaware Investment Advisers (a series of Delaware
                         Management Business Trust), the Registrant, 9 other investment companies in the Delaware Investments family, Delaware Capital Management, Inc. and Trustee of Delaware Management Business Trust

Gerald S. Frey(5)        Vice President/Senior Portfolio Manager of Delaware
                         Management Company, Inc., Delaware Management Company
                         (a series of Delaware Management Business Trust),
                         Delaware Investment Advisers (a series of Delaware
                         Management Business Trust), the Registrant and 9 other investment companies in the Delaware Investments family

Christopher Beck(6)      Vice President/Senior Portfolio Manager of Delaware
                         Management Company, Inc., Delaware Management Company
                         (a series of Delaware Management Business Trust),
                         Delaware Investment Advisers (a series of Delaware
                         Management Business Trust), the Registrant and 9 other investment companies in the Delaware Investments family

Elizabeth H. Howell(7)   Vice President/Senior Portfolio Manager of Delaware
                         Management Company, Inc., Delaware Management Company
                         (a series of Delaware Management Business Trust), seven investment companies in the Delaware Investments family

Andrew M.
McCullagh, Jr.(8)        Vice President/Senior Portfolio Manager of Delaware
                         Management Company, Inc., Delaware Management Company
                         (a series of Delaware Management Business Trust) eight investment companies in the Delaware Investments family

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)


Name and Principal       Positions and Offices with the Manager and its
Business Address *       Affiliates and Other Positions and Offices Held
------------------       -----------------------------------------------

Babak Zenouzi            Vice President/Senior Portfolio Manager of Delaware
                         Management Company, Inc., Delaware Management Company
                         (a series of Delaware Management Business Trust), the
                         Registrant and 12 other investment companies in the Delaware Investments family

Paul Grillo              Vice President/Portfolio Manager of Delaware Management
                         Company, Inc., Delaware Management Company (a series of
                         Delaware Management Business Trust), Delaware
                         Investment Advisers (a series of Delaware Management
                         Business Trust) and 20 investment companies in the Delaware Investments family

Marshall T. Bassett      Vice President/Portfolio Manager of Delaware Management
                         Company, Inc., Delaware Management Company (a series of
                         Delaware Management Business Trust), Delaware
                         Investment Advisers (a series of Delaware Management
                         Business Trust), the Registrant and 9 other investment companies in the Delaware Investments family

John Heffern             Vice President/Portfolio Manager of Delaware Management
                         Company, Inc., Delaware Management Company (a series of
                         Delaware Management Business Trust), the Registrant and
                         9 other investment companies in the Delaware
                         Investments family

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

1   SENIOR MANAGER, Ernst & Young LLP prior to December 1996.
2   TAX PRINCIPAL, Ernst & Young LLP prior to April 1998.
3   CORPORATE CONTROLLER, IIS prior to July 1997.
4   INVESTMENT OFFICER, Travelers Insurance prior to January 1997.
5   SENIOR DIRECTOR, Morgan Grenfell Capital Management prior to June 1996.
6   SENIOR PORTFOLIO MANAGER, Pitcairn Trust Company prior to May 1997.
7   SENIOR PORTFOLIO MANAGER, Voyageur Fund Managers, Inc. prior to May 1997.
8 SENIOR VICE PRESIDENT, SENIOR PORTFOLIO MANAGER, Voyageur Asset Management LLC prior to May 1997.

PART C - Other Information
(continued)

           Vantage Global Advisors, Inc. ("Vantage"), 630 Fifth Avenue, New York, NY 10111, is an indirect, wholly owned subsidiary of Lincoln National Corporation and an affiliate of Delaware Management Company, Inc. Vantage provides investment advice to pension plans, endowments, insurance and commingled products. Vantage serves as sub-investment adviser to the Blue Chip Fund series and the Social Awareness Fund (formerly named Quantum Fund) series. The directors and officers of Vantage are listed below. Unless otherwise indicated, the principal business address of each person is 630 Fifth Avenue, New York, NY 10111.

Name and Principal       Positions and Offices with Vantage Global Advisors,
Business Address         Inc. and its Principal  Affiliates and Other Positions and Offices Held
----------------         ------------------------------------------------------------------------
T. Scott Wittman         President, Chief Investment Officer and Director of
                         Vantage Global Advisors, Inc.

Elliot M. Gartner        Senior Vice President of Vantage Global Advisors, Inc.

John B. Guerard          Senior Vice President of Vantage Global Advisors, Inc.

Marc C. Viani            Vice President of Vantage Global Advisors, Inc.

Florence P. Leong        Vice President of Vantage Global Advisors, Inc.

Evelyn M. Poy            Vice President of Vantage Global Advisors, Inc.

*Dennis A. Blume         Director of Vantage Global Advisors, Inc.

                         Senior Vice President and Director of Lincoln
                         Investment Management, Inc. since 1982, 200 East Berry
                         Street, Fort Wayne, IN; Director of Lynch & Mayer, Inc.
                         since 1996, 520 Madison Avenue, New York, NY

*H. Thomas McMeekin      Director of Vantage Global Advisors, Inc.

                         President and Director of Lincoln Investment
                         Management, Inc., Lincoln National Convertible
                         Securities Fund, Inc., Lincoln National Income Fund,
                         Inc. since 1994; Executive Vice President and Chief
                         Investment Officer of Lincoln National Corporation since 1994; President, Chief Executive Officer and
                         Director of Lincoln National Mezzanine Corporation, 200
                         East Berry Street, Fort Wayne, IN; Director of Lynch &
                         Mayer, Inc., 520 Madison Avenue, New York, NY

* Business address is 200 East Berry Street, Fort Wayne, IN 46802.

PART C - Other Information
(continued)

Name and Principal       Positions and Offices with Vantage Global Advisors,
Business Address         Inc. and its Principal Affiliates and Other Positions and Offices Held
----------------         -----------------------------------------------------------------------
**Bruce D. Barton(1)     Director of Vantage Global Advisors, Inc.

                         President and Chief Executive Officer of Delaware
                         Distributors, L.P. since 1996, 1818 Market Street,
                         Philadelphia, PA;

(1) SENIOR VICE PRESIDENT AND DIRECTOR, Lincoln National Investment Companies February 1996 to October 1996; VICE PRESIDENT, Lincoln National Corporation May 1992 to October 1996.

**         Business address is 1818 Market Street, Philadelphia, PA 19103


Item 29.   Principal Underwriters.

           (a) Delaware Distributors, L.P. serves as principal underwriter for all the mutual funds in the Delaware Group.

           (b) Information with respect to each director, officer or partner of principal underwriter:

Name and Principal                       Positions and Offices                          Positions and Offices
Business Address *                       with Underwriter                               with Registrant
------------------                       ----------------                               ---------------
Delaware Distributors, Inc.              General Partner                                None

Delaware Investment
Advisers                                 Limited Partner                                None

Delaware Capital
Management, Inc.                         Limited Partner                                None

Wayne A. Stork                           Chairman                                       Chairman

Bruce D. Barton                          President and Chief Executive                  None
                                         Officer

David K. Downes                          Executive Vice President,                      Executive Vice President,
                                         Chief Operating Officer                        Chief Operating Officer and
                                         and Chief Financial Officer                    Chief Financial Officer

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(continued)

Name and Principal                       Positions and Offices                          Positions and Offices
Business Address *                       with Underwriter                               with Registrant
------------------                       ----------------                               ---------------
George M. Chamberlain, Jr.               Senior Vice President/Secretary/               Senior Vice President/
                                         General Counsel                                Secretary/General Counsel

Richard J. Flannery                      Senior Vice President/Corporate                Senior Vice President/
                                         and International Affairs                      Corporate and International
                                                                                        Affairs

Joseph H. Hastings                       Senior Vice President/Corporate                Senior Vice President/
                                         Controller & Treasurer                         Corporate Controller

Terrence P. Cunningham                   Senior Vice President/Financial                None
                                         Institutions

Thomas E. Sawyer                         Senior Vice President/                         None
                                         National Sales Director

Mac McAuliffe                            Senior Vice President/Sales                    None
                                         Manager, Western Division

J. Chris Meyer                           Senior Vice President/                         None
                                         Director Product Management

William M. Kimbrough                     Senior Vice President/Wholesaler               None

Daniel J. Brooks                         Senior Vice President/Wholesaler               None


*    Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(continued)

Name and Principal                       Positions and Offices                          Positions and Offices
Business Address *                       with Underwriter                               with Registrant
------------------                       ---------------------                          ---------------------
Bradley L. Kolstoe                       Senior Vice President/Western                  None
                                         Division Sales Manager

Henry W. Orvin                           Senior Vice President/Eastern                  None
                                         Division Sales Manager

Michael P. Bishof                        Senior Vice President and Treasurer/           Senior Vice
                                         Manager, Investment Accounting                 President/Treasurer

Eric E. Miller                           Vice President/Assistant Secretary/            Vice President/Assistant
                                         Deputy General Counsel                         Secretary/
                                                                                        Deputy General Counsel

Richelle S. Maestro                      Vice President/                                Vice President/
                                         Assistant Secretary                            Assistant Secretary

Lisa O. Brinkley                         Vice President/Compliance                      Vice President/Compliance

Daniel H. Carlson                        Vice President/Strategic Marketing             None

Diane M. Anderson                        Vice President/Plan Record Keeping             None
                                         and Administration

Anthony J. Scalia                        Vice President/Defined Contribution            None
                                         Sales, SW Territory

Courtney S. West                         Vice President/Defined Contribution            None
                                         Sales, NE Territory

Denise F. Guerriere                      Vice President/Client Services                 None

Gordon E. Searles                        Vice President/Client Services                 None

Lori M. Burgess                          Vice President/Client Services                 None

Julia R. Vander Els                      Vice President/Participant Services            None

Jerome J. Alrutz                         Vice President/Retail Sales                    None


*  Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(continued)

Name and Principal                       Positions and Offices                          Positions and Offices
Business Address *                       with Underwriter                               with Registrant
------------------                       ----------------                               ---------------
Scott Metzger                            Vice President/Business Development            Vice President/Business
                                                                                        Development

Stephen C. Hall                          Vice President/Institutional Sales             None

Gregory J. McMillan                      Vice President/ National Accounts              None

Holly W. Reimel                          Vice President/Manager, National               None
                                         Accounts

Christopher H. Price                     Vice President/Manager,                        None
                                         Insurance

Stephen J. DeAngelis                     Vice President/Product                         None
                                         Development

Andrew W. Whitaker                       Vice President/Financial Institutions          None

Jesse Emery                              Vice President/ Marketing                      None
                                         Communications

Darryl S. Grayson                        Vice President, Broker/Dealer                  None
                                         Internal Sales

Dinah J. Huntoon                         Vice President/Product                         None
                                         Manager Equity

Soohee Lee                               Vice President/Fixed Income                    None
                                         Product Management

Michael J. Woods                         Vice President/UIT Product                     None
                                         Management

Ellen M. Krott                           Vice President/Marketing                       None

Dale L. Kurtz                            Vice President/Marketing Support               None

David P. Anderson                        Vice President/Wholesaler                      None


* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(continued)


Name and Principal                       Positions and Offices                          Positions and Offices
Business Address *                       with Underwriter                               with Registrant
------------------                       ----------------                               ---------------
Lee D. Beck                              Vice President/Wholesaler                      None

Gabriella Bercze                         Vice President/Wholesaler                      None

Terrence L. Bussard                      Vice President/Wholesaler                      None

William S. Carroll                       Vice President/Wholesaler                      None

William L. Castetter                     Vice President/Wholesaler                      None

Thomas J. Chadie                         Vice President/Wholesaler                      None

Thomas C. Gallagher                      Vice President/Wholesaler                      None

Douglas R. Glennon                       Vice President/Wholesaler                      None

Ronald A. Haimowitz                      Vice President/Wholesaler                      None

Christopher L. Johnston                  Vice President/Wholesaler                      None

Michael P. Jordan                        Vice President/Wholesaler                      None

Jeffrey A. Keinert                       Vice President/Wholesaler                      None

Thomas P. Kennett                        Vice President/ Wholesaler                     None

Debbie A. Marler                         Vice President/Wholesaler                      None

Nathan W. Medin                          Vice President/Wholesaler                      None

Roger J. Miller                          Vice President/Wholesaler                      None

Patrick L. Murphy                        Vice President/Wholesaler                      None

Stephen C. Nell                          Vice President/Wholesaler                      None

Julia A. Nye                             Vice President/Wholesaler                      None

Joseph T. Owczarek                       Vice President/Wholesaler                      None

Mary Ellen Pernice-Fadden                Vice President/Wholesaler                      None


* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(continued)

Name and Principal                       Positions and Offices                          Positions and Offices
Business Address *                       with Underwriter                               with Registrant
------------------                       ----------------                               ---------------
Mark A. Pletts                           Vice President/Wholesaler                      None

Philip G. Rickards                       Vice President/Wholesaler                      None

Laura E. Roman                           Vice President/Wholesaler                      None

Linda Schulz                             Vice President/Wholesaler                      None

Edward B. Sheridan                       Vice President/Wholesaler                      None

Robert E. Stansbury                      Vice President/Wholesaler                      None

Julia A. Stanton                         Vice President/Wholesaler                      None

Larry D. Stone                           Vice President/Wholesaler                      None

Edward J. Wagner                         Vice President/Wholesaler                      None

Wayne W. Wagner                          Vice President/Wholesaler                      None

John A. Wells                            Vice President/Marketing Technology            None

Scott Whitehouse                         Vice President/Wholesaler                      None

* Business address of each is 1818 Market Street, Philadelphia, PA 19103.

(c)        Not Applicable.

Item 30.         Location of Accounts and Records.
                 --------------------------------

                 All accounts and records are maintained in Philadelphia at 1818 Market Street, Philadelphia, PA 19103 or One Commerce Square, Philadelphia, PA 19103.

Item 31.         Management Services.  None.
                 -------------------

Item 32.         Undertakings.
                 ------------

                 (a)       Not Applicable.

                 (b)       Not Applicable.

                 (c) The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                 (d)       Not Applicable.

                                   SIGNATURES
                                   ----------

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Philadelphia and Commonwealth of Pennsylvania on this 29th day of June, 1998.

                                           DELAWARE GROUP EQUITY FUNDS II, INC.


                                                   By/s/Wayne A. Stork
                                                     -----------------
                                                      Wayne A. Stork
                                                         Chairman

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

          Signature                            Title                                Date
-----------------------          ----------------------------                   --------------
/s/Wayne A. Stork                Chairman and Director                          June 29, 1998
-----------------------
Wayne A. Stork
                                 Executive Vice President/Chief Operating
                                 Officer/Chief Financial Officer (Principal
                                 Financial Officer and Principal Accounting
/s/David K. Downes               Officer)                                       June 29, 1998
-----------------------
David K. Downes

/s/Jeffrey J. Nick               Director                                       June 29, 1998
-----------------------
Jeffrey J. Nick

/s/Anthony D. Knerr              Director                                       June 29, 1998
-----------------------
Anthony D. Knerr

/s/Charles E. Peck               Director                                       June 29, 1998
-----------------------
Charles E. Peck

/s/Walter P. Babich              Director                                       June 29, 1998
-----------------------
Walter P. Babich

/s/Thomas F. Madison             Director                                       June 29, 1998
-----------------------
Thomas F. Madison

/s/W. Thacher Longstreth         Director                                       June 29, 1998
-----------------------
W. Thacher Longstreth

/s/Ann R. Leven                  Director                                       June 29, 1998
-----------------------
Ann R. Leven

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549














                                    Exhibits

                                       to

                                    Form N-1A
















             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                INDEX TO EXHIBITS


Exhibit No.         Exhibit
-----------         -------

EX-99.B5C           Executed Investment Management Agreement (February 24, 1997)
                    between Delaware Management Company, Inc. and the Registrant on behalf of Blue Chip Fund

EX-99.B5D           Executed Investment Management Agreement (February 24, 1997)
                    between Delaware Management Company, Inc. and the Registrant on behalf of Social Awareness Fund (formerly named Quantum
                    Fund)

EX-99.B5G           Proposed Investment Management Agreement (1997) between
                    Delaware Management Company and the Registrant on behalf of Diversified Value Fund

EX-99.B6AIII        Executed Distribution Agreement (February 24, 1997) between
                    Delaware Distributors, L.P. and the Registrant on behalf of Blue Chip Fund

EX-99.B6AIV         Executed Distribution Agreement (February 24, 1997) between
                    Delaware Distributors, L.P. and the Registrant on behalf of Social Awareness Fund (formerly named Quantum Fund)

EX-99.B6AV          Proposed Distribution Agreement (1997) between Delaware
                    Distributors, L.P. and the Registrant on behalf of Diversified Value Fund

EX-99.B8C           Amendment to Custodian Agreement (November 20, 1997) between
                    The Chase Manhattan Bank and the Registrant on behalf of Blue Chip Fund and Social Awareness Fund (formerly named
                    Quantum Fund)

EX-99.B8E           Form of Letter (1998) to The Chase Manhattan Bank to add the
                    Diversified Value Fund to the Custodian Agreement between
                    The Chase Manhattan Bank and the Registrant

EX-99.B8F           Form of Securities Lending Agreement (1997) between The
                    Chase Manhattan Bank and the Registrant on behalf of Diversified Value Fund attached as Exhibit.

EX-99.B9A           Executed Amended and Restated Shareholders Services
                    Agreement (February 24, 1997) between Delaware Service
                    Company, Inc. and the Registrant on behalf of each Fund

EX-99.B9B           Proposed Second Amended and Restated Shareholders Services
                    Agreement (1998) between Delaware Service Company, Inc. and the Registrant on behalf of each Fund

EX-99.B9CI          Executed Amendment No. 4 to Delaware Group of Funds Fund
                    Accounting Agreement

                                INDEX TO EXHIBITS
                                   (Continued)

Exhibit No.         Exhibit
-----------         -------

EX-99.B9CII         Executed Amendment No. 4A to Delaware Group of Funds Fund
                    Accounting Agreement

EX-99.B9CIII        Executed Amendment No. 5 to Delaware Group of Funds Fund
                    Accounting Agreement

EX-99.B9CIV         Executed Amendment No. 6 to Delaware Group of Funds Fund
                    Accounting Agreement

EX-99.B9CV          Executed Amendment No. 7 to Delaware Group of Funds Fund
                    Accounting Agreement

EX-99.B9CVI         Executed Amendment No. 8 to Delaware Group of Funds Fund
                    Accounting Agreement

EX-99.B9CVII        Executed Amendment No. 9 to Delaware Group of Funds Fund
                    Accounting Agreement

EX-99.B9CVIII       Form of Amendment No. 10 to Delaware Group of Funds Fund
                    Accounting Agreement

EX-99.B9CIX         Form of Amendment No. 11 to Delaware Group of Funds Fund
                    Accounting Agreement

EX-99.B10           Opinion of Counsel

EX-99.B15D          Plan under Rule 12b-1 Blue Chip Fund Class A (February 24,
                    1997)

EX-99.B15E          Plan under Rule 12b-1 for Blue Chip Fund Class B (February
                    24, 1997)

EX-99.B15F          Plan under Rule 12b-1 for Blue Chip Fund Class C (February
                    24, 1997)

EX-99.B15G          Plan under Rule 12b-1 Social Awareness Fund Class A
                    (February 24, 1997)

EX-99.B15H          Plan under Rule 12b-1 for Social Awareness Fund Class B
                    (February 24, 1997)

EX-99.B15I          Plan under Rule 12b-1 for Social Awareness Fund Class C
                    (February 24, 1997)

EX-99.B15J          Proposed Plan under Rule 12b-1 for Diversified Value Fund
                    Class A (1998)

EX-99.B15K          Proposed Plan under Rule 12b-1 for Diversified Value Fund
                    Class B (1998)

EX-99.B15L          Proposed Plan under Rule 12b-1 for Diversified Value Fund
                    Class C (1998)

EX-99.B18A          Amended Plan under Rule 18f-3 (September 18, 1997)

                                INDEX TO EXHIBITS
                                   (Continued)

Exhibit No.         Exhibit

EX-99.B18B          Proposed Amended Appendix A to Plan under Rule 18f-3 (1998)

EX-99.B19A          Power of Attorney